UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21236

Dreyfus Premier Stock Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	9/30

Date of reporting period:	9/30/06

FORM N-CSR

Item 1. Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE Fund

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund's Expenses
8	Comparing Your Fund's Expenses
With Those of Other Funds
9	Statement of Assets and Liabilities
11	Statement of Operations
12	Statements of Changes in Net Assets
14	Financial Highlights
19	Notes to Financial Statements
27	Report of Independent Registered
Public Accounting Firm
28	Important Tax Information
29	Proxy Results
30	Board Members Information
33	Officers of the Fund
35	Portfolio Information (Master Portfolio)
36	Schedule of Investments (Master Portfolio)
43	Statement of Assets and Liabilities
(Master Portfolio)
44	Statement of Operations (Master Portfolio)
45	Statements of Changes in Net Assets
(Master Portfolio)
46	Financial Highlights (Master Portfolio)
47	Notes to Financial Statements (Master Portfolio)
57	Report of Independent Registered
Public Accounting Firm (Master Portfolio)
58	Trustees and Officers (Master Portfolio)

FOR MORE INFORMATION

Back Cover

Dreyfus Premier
International Equity Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Premier International Equity Fund, covering the 12-month period from October 1, 2005, through September 30, 2006.

After more than two years of steady and gradual increases, the Federal Reserve Board (the "Fed") held short-term interest rates unchanged at its meetings in August and September.The Fed has indicated that the U.S. economy has moved to a slower-growth phase of its cycle, as evidenced by softening housing markets in many regions of the United States.Yet, energy prices have moderated from record highs, calming fears that the economy may fall into a full-blown recession.

In contrast, most central banks abroad have only begun to raise interest rates, putting them in an earlier stage of the economic cycle than the United States. Therefore, we expect a sustainable global economic expansion to continue over the foreseeable future even as U.S. economic growth decelerates. As always, we encourage you to talk with your financial advisor to ensure that your portfolio remains properly diversified across all investment types based on your current financial needs and future investment goals.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund's portfolio managers.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Remi J. Browne, CFA, and Peter S. Carpenter, CFA, Portfolio Managers

The Boston Company Asset Management, LLC, Investment Adviser

How did Dreyfus Premier International Equity Fund perform relative to its benchmark?

For the 12-month period ended September 30,2006,the fund produced total returns of 18.16% for its Class A shares, 17.25% for its Class B shares, 17.27% for its Class C shares, 18.47% for its Class R shares and 17.86% for its Class T shares.1 In comparison, the fund's benchmark, the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE Index"), produced a total return of 19.16% for the period.2

In spite of concerns about interest rates and high energy prices, international markets generally posted strong gains during the reporting period. Investors found substantial reasons for confidence, as encouraging economic conditions and solid corporate earnings contributed to broad-based market strength. The fund's returns slightly lagged its benchmark, largely due to disappointing performance from individual holdings in Japanese and Australian markets.

What is the fund's investment approach?

The fund seeks long-term growth of capital. The fund is a "feeder fund" that invests all of its assets in a "master" portfolio known as The Boston Company International Core Equity Portfolio, which is a series of the Mellon Institutional Funds Master Portfolio.The fund (as used herein, "fund" refers to the Dreyfus fund and the Master Portfolio) invests, under normal circumstances, at least 80% of its assets in shares of companies located in the foreign countries represented in the MSCI EAFE Index and Canada.Although we generally seek to allocate assets among countries in accordance with the MSCI EAFE Index, deviations may occur. Similarly, we use the industry group allocations of the MSCI EAFE Index as a guide, but allocations may differ from those of the MSCI EAFE Index.The fund also may invest up to 25% of its assets

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

in securities of issuers located in emerging market countries, but no more than 5% of its assets may be invested in issuers located in any one emerging market country.

The fund invests in stocks that appear to be undervalued (as measured by their price/earnings ratios) and that may have value and/or growth characteristics. We employ a bottom-up investment approach, which emphasizes individual stock selection.

The stock selection process is designed to produce a diversified portfolio that, relative to the MSCI EAFE Index, has a below-average price/earnings ratio and an above-average earnings growth rate.

What other factors influenced the fund's performance?

Many international equity markets delivered double-digit returns during the reporting period, with especially strong performance from Europe, where economic conditions improved and corporate earnings remained strong. European central banks raised interest rates at a gradual rate, helping to ease investor concerns. Heightened mergers and acquisitions activity, more relaxed government regulations on businesses and favorably negotiated labor agreements further bolstered European markets. Japanese stocks were essentially flat in the period as investors were faced with a rising rate environment for the first time in many years, but also with the fact that Japan's economy continued to rebound.

The fund's investments in European utilities stocks generated particularly strong gains. Holdings such as UK-based International Power benefited from high power prices and improved margins, along with investor speculation on consolidation activity within the sector. Finnish power-producer Fortum Corp. was also a noteworthy highlight for the fund.The company's ready access to hydroelectric and nuclear power, rather than more expensive power sources,increased profitability,making it especially attractive to investors.

Financial services proved to be another rewarding area of investment. European financials continued to report earnings that exceeded investors' expectations, helped by strong growth in their global capital markets and asset management businesses. As a result, holdings in companies such as France's Societe Generale and BNP Paribas, and Netherlands-based ING Groep delivered attractive returns. Consumer discretionary stocks also

4

contributed positively to the fund's performance. Shares of German tire and automobile parts maker Continental AG rose sharply when the company demonstrated sufficient pricing power to pass on rising raw materials prices to customers.

The fund's Japanese holdings generally lagged the benchmark, albeit by a fairly narrow margin. Some of the fund's more disappointing Japanese investments included shipping company Mitsui O.S.K. Lines Ltd.; tire and sporting goods manufacturer Sumitomo Rubber Industries; and consumer finance provider Sanyo Shinpan Finance Co. The fund's Australian holdings also detracted from relative performance. Holdings in Qantas Airways were hurt by high fuel prices, and Macquarie Bank's bid for the London Stock Exchange worried investors.

What is the fund's current strategy?

Regardless of the market environment, we look for companies that we believe have strong business momentum and depressed valuations.We have continued to allocate the fund's assets to geographic regions and industry groups in proportions similar to those of the benchmark, as we believe that this approach enables us to focus more intently on adding value through our security selection strategy.

October 16, 2006
The investment adviser to the Master Portfolio is The Boston Company Asset Management,
LLC, an affiliate of Dreyfus.
[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and
Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through November 30, 2006, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund's returns would have been lower.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Morgan Stanley Capital International Europe, Australasia, Far
East (MSCI EAFE) Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries. Returns are calculated on a month-end basis.

The Fund 5

FUND PERFORMANCE (Unaudited)

† Source: Lipper Inc.

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in Class A, Class B, Class C, Class R and Class T shares of Dreyfus Premier International Equity Fund on 9/30/96 to a $10,000 investment made in the Morgan Stanley Capital International Europe Australasia Far East Index (the "Index") on that date. Performance for each share class will vary from the performance of the fund's other share classes due to differences in charges and expenses. All dividends and capital gain distributions are reinvested.

The fund invests its assets in a "master portfolio" that has the same investment objective and policies as the fund.This is known as a master/feeder arrangement.The fund did not have its own performance as of 1/31/03.The performance information represents the performance of the master portfolio (which reflects the performance of its predecessor fund) and the expenses of the master portfolio's predecessor fund through January 31, 2003 and the fund's performance thereafter. The master portfolio's predecessor fund contributed all of its assets to the master portfolio before the fund commenced investment operations on 2/3/03. Performance figures for the master portfolio's predecessor fund have not been adjusted to reflect the fund's operating expenses; if these expenses had been reflected, such performance would have been lower. The fund's performance shown in the line graph takes into account the maximum initial sales charges on Class A and Class T shares and all other applicable fees and expenses on all classes.The Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries.The Index does not take into account charges, fees and other expenses which can contribute to the Index potentially outperforming or underperforming the fund. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

Average Annual Total Returns as of 9/30/06

	1 Year	5 Years	10 Years

Class A shares
with maximum sales charge (5.75%)	11.36%	16.29%	9.47%
without sales charge	18.16%	17.67%	10.12%
Class B shares
with applicable redemption charge †	13.25%	16.94%	10.12%
without redemption	17.25%	17.15%	10.12%
Class C shares
with applicable redemption charge ††	16.27%	17.14%	9.86%
without redemption	17.27%	17.14%	9.86%
Class R shares	18.47%	18.01%	10.28%
Class T shares
with applicable sales charge (4.5%)	12.56%	16.51%	9.57%
without sales charge	17.86%	17.58%	10.07%

Past performance is not predictive of future performance.The fund's performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class B shares assumes the conversion of Class B shares to Class A shares at the end of the sixth year following the date of purchase.

†	The maximum contingent deferred sales charge for Class B shares is 4%. After six years Class B shares convert to
Class A shares.
††	The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

The Fund 7

UNDERSTANDING YOUR FUND'S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund's prospectus or talk to your financial adviser.

Review your fund's expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier International Equity Fund from April 1, 2006 to September 30, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended September 30, 2006
	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 †	$ 6.30	$ 10.01	$ 10.06	$ 5.22	$ 7.52
Ending value (after expenses)	$1,041.60	$1,037.40	$1,037.70	$1,042.90	$1,040.00

COMPARING YOUR FUND'S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC's method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended September 30, 2006

	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 †	$ 6.23	$ 9.90	$ 9.95	$ 5.16	$ 7.44
Ending value (after expenses)	$1,018.90	$1,015.24	$1,015.19	$1,019.95	$1,017.70

† Expenses are equal to the fund's annualized expense ratio of 1.23% for Class A, 1.96% for Class B, 1.97% for
Class C, 1.02% for Class R and 1.47% for Class T multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

8

Dreyfus Premier Stock Funds
Dreyfus Premier I n te r n a t i o n a l	E q u i ty	Fu n d

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2006

			Value

Assets ($):
Investment in The Boston Company International
Core Equity Portfolio (Portfolio), at value (Note 1A)			195,124,034
Receivable for Fund shares sold			2,885,100
Receivable from administrator (Note 2)			16,760
Prepaid expenses			30,536
			198,056,430

Liabilities ($):
Payable for Fund shares redeemed			103,033
Accrued transfer agent fees			9,497
Accrued registration fees			18,448
Accrued professional fees			14,509
Accrued distribution fees			37,189
Accrued shareholder service fees			35,321
Accrued prospectus and shareholders' reports fees			3,714
Other accrued expenses and liabilities			3,960
			225,671

Net Assets ($)			197,830,759

Composition of Net Assets ($):
Paid-in capital			183,587,316
Undistributed net investment income			1,291,768
Accumulated net realized gain			1,521,624
Net unrealized appreciation			11,430,051

Net Assets ($)			197,830,759

Net Assets Attributable to ($):
Class A			124,282,698
Class B			12,291,506
Class C			51,751,661
Class R			8,722,670
Class T			782,224

The Fund 9

Dreyfus Premier Stock Funds

Dreyfus Premier I n te r n a t i o n a l E q u i ty Fu n d

STATEMENT OF ASSETS AND LIABILITIES September 30, 2006 (continued)
Value

Shares of beneficial shares outstanding:
Class A	3,102,970
Class B	311,988
Class C	1,313,474
Class R	215,011
Class T	19,543

Net Asset Value Per Share ($):
(Net Assets/Shares outstanding)
Class A	40.05
Class B	39.40
Class C	39.40
Class R	40.57
Class T	40.03

The accompanying notes are an integral part of the financial statements.

10

Dreyfus Premier Stock Funds

Dreyfus Premier I n te r n a t i o n a l E q u i ty Fu n d

STATEMENT OF OPERATIONS For the Year Ended September 30, 2006
Value

Investment Income (Note 1B) ($):
Dividend income allocated from Portfolio	2,786,870
Interest income allocated from Portfolio	171,736
Expenses allocated from Portfolio	(869,139)
Net investment income allocated from Portfolio	2,089,467
Expenses:
Administration fees (Note 2c)	105,805
Distribution fees (Note 2b)	333,453
Shareholder servicing costs (Note 2c)	255,332
Registration fees	90,695
Transfer agent fees (Note 2c)	72,881
Prospectus and shareholders' reports	23,892
Professional fees	22,497
Directors' fees and expenses	6,974
Miscellaneous	11,055
Total Expenses	922,584
Less—reimbursement of Fund operating expenses (Note 2a)	(110,736)
Net Expenses	811,848
Investment Income—Net	1,277,619

Realized and Unrealized Gain (Loss) ($):
Net realized gain (loss) allocated from Portfolio on:
Investment securities, futures transactions, foreign currency
exchange transactions and forward currency transactions	3,583,822
Change in unrealized appreciation (depreciation) allocated from Portfolio on:
Investment securities, futures transactions, foreign currency
exchange translations and forward currency contracts	10,019,309
Net Realized and Unrealized Gain (Loss) on Investments	13,603,131
Net Increase in Net Assets from Operations	14,880,750

The accompanying notes are an integral part of the financial statements.

The Fund 11

Dreyfus Premier Stock Funds

Dreyfus Premier I n te r n a t i o n a l E q u i ty Fu n d

STATEMENTS OF CHANGES IN NET ASSETS
	Year Ended	Year Ended
	September 30, 2006	September 30, 2005

Operations ($):
Increase (Decrease) in Net Assets
From Investment Operations:
Net investment income (loss)	1,277,619	65,895
Net realized gain (loss)	3,583,822	851,424
Change in net unrealized appreciation (depreciation)	10,019,309	1,383,727
Net Increase (Decrease) in Net Assets
from Investment Operations	14,880,750	2,301,046

Dividend to Shareholders from ($):
Net investment income:
Class A	(22,829)	(2,611)
Class C	(5,154)	(2,873)
Class R	(45)	(51)
Class T	—	(140)
From net realized gains on investments:
Class A	(132,227)	(401)
Class B	(39,262)	(568)
Class C	(162,064)	(665)
Class R	(194)	(5)
Class T	(3,006)	(26)
Total Dividends	(364,781)	(7,340)

Fund Share (Principle) Transactions (Note 4) ($):
Net proceeds from sale of shares:
Class A	115,893,246	10,340,824
Class B	9,390,462	3,519,214
Class C	44,161,529	6,713,979
Class R	8,546,763	14,004
Class T	695,492	361,209

12

	Year Ended	Year Ended
	September 30, 2006	September 30, 2005

Fund Share (Principle) Transactions
(Note 4) ($) (continued):
Dividends reinvested:
Class A	109,287	2,597
Class B	30,641	537
Class C	122,624	2,707
Class R	239	48
Class T	2,211	166
Due from Advisor	697	—
Cost of shares redeemed:
Class A	(9,194,496)	(1,645,250)
Class B	(2,751,832)	(658,642)
Class C	(5,890,420)	(227,366)
Class R	(1)	(2,152)
Class T	(419,209)	(30,219)
Net Increase (Decrease) in Net Assets
from Capital Transactions	160,697,233	18,391,656
Total Increase (Decrease) in Net Assets	175,213,202	20,685,362

Net Assets ($):
Beginning of period	22,617,557	1,932,195
End of period	197,830,759	22,617,557
Undistibuted investment income—net	1,291,768	27,706

The accompanying notes are an integral part of the financial statements.

The Fund 13

Dreyfus Premier Stock Funds

Dreyfus Premier I n te r n a t i o n a l E q u i ty Fu n d

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during the period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund's financial statements.

		Year Ended September 30,

Class A Shares	2006	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	34.14	26.23	21.15	17.16
Investment Operations:
Net Investment income † b	.59	.38	.25	.12
Net realized and unrealized
gain on investments	5.58	7.61	5.15	3.87
Total from investment operations	6.17	7.99	5.40	3.99
Distributions:
Dividends from investment income—net	(.04)	(.07)	(.12)	—
Dividends from net realized
gains on investments	(.22)	(.01)	(.20)	—
Total Distributions	(.26)	(.08)	(.32)	—
Net asset value, end of period	40.05	34.14	26.23	21.15

Total Return (%) [c]	18.16	30.50	25.71	23.25[d]

Ratio/Supplemental Data (%):
Expenses (to average daily net assets) †	1.28	1.50	1.44	.99[d]
Net investment income
(to average daily net assets) †	1.55	1.15	.97	.62[d]

Net Assets, end of period ($ X 1,000)	124,283	10,107	561	9

† The expense ratio includes those expenses allocated from the portfolio in which the fund is invested. For the period indicated, the administrator agreed to reimburse the Fund for all or a portion of its operating expense. If this action had not been taken, the investment income (loss) per share and ratios would have been:

Net investment income (loss) per share ($) [b]	.54	(.16)	(1.54)	(25.60)
Ratios (to average daily net assets) (%):
Expenses	1.38	3.12	8.92	130.43[d]
Net investment income (loss)	1.45	(.47)	(6.51)	(128.82)[d]
[a] From February 1,2003 (commencement of operations) to September 30, 2003.
[b] Calculated based on average shares outstanding.
[c] Total return would have been lower in the absence of expense waivers and was calculated exclusive of sales charge.
[d] Not annualized.
The accompanying notes are an integral part of the financial statements.

14

		Year Ended September 30,

Class B Shares	2006	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	33.79	26.09	21.14	17.16
Investment Operations:
Net Investment income † b	.25	.14	.05	.03
Net realized and unrealized
gain on investments	5.58	7.57	5.16	3.95
Total from investment operations	5.83	7.71	5.21	3.98
Distributions:
Dividends from investment income—net	—	—	(.06)	—
Dividends from net realized
gains on investments	(.22)	(.01)	(.20)	—
Total Distributions	(.22)	(.01)	(.26)	—
Net asset value, end of period	39.40	33.79	26.09	21.14

Total Return (%) [c]	17.25	29.56	24.82	23.19[d]

Ratio/Supplemental Data (%):
Expenses (to average daily net assets) †	2.03	2.25	2.09	1.49[d]
Net investment income
(to average daily net assets) †	.68	.44	.22	.13[d]

Net Assets, end of period ($ X 1,000)	12,292	4,295	840	43

† The expense ratio includes those expenses allocated from the portfolio in which the fund is invested. For the period indicated, the administrator agreed to reimburse the Fund for all or a portion of its operating expense. If this action had not been taken, the investment income (loss) per share and ratios would have been:

Net investment income (loss) per share ($) [b]	.20	(.40)	(1.66)	(25.48)
Ratios (to average daily net assets) (%):
Expenses	2.18	3.93	9.67	130.93[d]
Net investment income (loss)	.53	(1.24)	(7.26)	(129.31)[d]
[a] From February 1,2003 (commencement of operations) to September 30, 2003.
[b] Calculated based on average shares outstanding.
[c] Total return would have been lower in the absence of expense waivers and was calculated exclusive of sales charge.
[d] Not annualized.
The accompanying notes are an integral part of the financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)
		Year Ended September 30,

Class C Shares	2006	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	33.80	26.15	21.14	17.16
Investment Operations:
Net Investment income † b	.25	.16	.05	.03
Net realized and unrealized
gain on investments	5.58	7.54	5.16	3.95
Total from investment operations	5.83	7.70	5.21	3.98
Distributions:
Dividends from investment income—net	(.01)	(.04)	—	—
Dividends from net realized
gains on investments	(.22)	(.01)	(.20)	—
Total Distributions	(0.23)	(.05)	(.20)	—
Net asset value, end of period	39.40	33.80	26.15	21.14

Total Return (%) [c]	17.27	29.50	24.77	23.19[d]

Ratio/Supplemental Data (%):
Expenses (to average daily net assets) †	2.03	2.25	2.19	1.48[d]
Net investment income
(to average daily net assets) †	.68	.50	.22	.13[d]

Net Assets, end of period ($ X 1,000)	51,752	7,766	488	55

† The expense ratio includes those expenses allocated from the portfolio in which the fund is invested. For the period indicated, the administrator agreed to reimburse the Fund for all or a portion of its operating expense. If this action had not been taken, the investment income (loss) per share and ratios would have been:

Net investment income (loss) per share ($) [b]	.22	(.36)	(1.66)	(25.73)
Ratios (to average daily net assets) (%):
Expenses	2.11	3.87	9.67	130.92[d]
Net investment income (loss)	.59	(1.12)	(7.26)	(129.31)[d]
[a] From February 1,2003 (commencement of operations) to September 30, 2003.
[b] Calculated based on average shares outstanding.
[c] Total return would have been lower in the absence of expense waivers and was calculated exclusive of sales charge.
[d] Not annualized.
The accompanying notes are an integral part of the financial statements.

16

		Year Ended September 30,

Class R Shares	2006	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	34.50	26.47	21.28	17.16
Investment Operations:
Net Investment income † b	0.85	.40	.30	.15
Net realized and unrealized
gain on investments	5.49	7.75	5.21	3.97
Total from investment operations	6.34	8.15	5.51	4.12
Distributions:
Dividends from investment income—net	(.05)	(.11)	(.12)	—
Dividends from net realized
gains on investments	(.22)	(.01)	(.20)	—
Total Distributions	(.27)	(.12)	(.32)	—
Net asset value, end of period	40.57	34.50	26.47	21.28

Total Return (%) [c]	18.47	30.59	26.08	24.01[d]

Ratio/Supplemental Data (%):
Expenses (to average daily net assets) †	1.03	1.25	1.19	.83[d]
Net investment income
(to average daily net assets) †	2.19	1.29	1.22	.79[d]

Net Assets, end of period ($ X 1,000)	8,723	29	13	9

† The expense ratio includes those expenses allocated from the portfolio in which the fund is invested. For the period indicated, the administrator agreed to reimburse the Fund for all or a portion of its operating expense. If this action had not been taken, the investment income (loss) per share and ratios would have been:

Net investment income (loss) per share ($) [b]	.84	(.16)	(1.49)	(24.47)
Ratios (to average daily net assets) (%):
Expenses	1.07	3.04	8.67	130.27[d]
Net investment income (loss)	2.14	(.53)	(6.26)	(128.65)[d]
[a] From February 1,2003 (commencement of operations) to September 30, 2003.
[b] Calculated based on average shares outstanding.
[c] Total return would have been lower in the absence of expense waivers and was calculated exclusive of sales charge.
[d] Not annualized.
The accompanying notes are an integral part of the financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)
		Year Ended September 30,

Class T Shares	2006	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	34.16	26.30	21.21	17.16
Investment Operations:
Net Investment income † b	.38	.39	.17	.09
Net realized and unrealized
gain on investments	5.71	7.54	5.20	3.96
Total from investment operations	6.09	7.93	5.37	4.05
Distributions:
Dividends from investment income—net	—	(.06)	(.08)	—
Dividends from net realized
gains on investments	(.22)	(.01)	(.20)	—
Total Distributions	(.22)	(.07)	(.28)	—
Net asset value, end of period	40.03	34.16	26.30	21.21

Total Return (%) [c]	17.86	30.85	25.48[c]	23.60[d]

Ratio/Supplemental Data (%):
Expenses (to average daily net assets) †	1.53	1.75	1.69	1.16[d]
Net investment income
(to average daily net assets) †	1.01	1.18	.72	.45[d]

Net Assets, end of period ($ X 1,000)	782	421	30	9

† The expense ratio includes those expenses allocated from the portfolio in which the fund is invested. For the period indicated, the administrator agreed to reimburse the Fund for all or a portion of its operating expense. If this action had not been taken, the investment income (loss) per share and ratios would have been:

Net investment income (loss) per share ($) [b]	.28	(.18)	(1.60)	(24.48)
Ratios (to average daily net assets) (%):
Expenses	1.79	3.55	9.17	130.60[d]
Net investment income (loss)	.76	(.55)	(6.76)	(128.99)[d]
[a] From February 1,2003 (commencement of operations) to September 30, 2003.
[b] Calculated based on average shares outstanding.
[c] Total return would have been lower in the absence of expense waivers and was calculated exclusive of sales charge.
[d] Not annualized.
The accompanying notes are an integral part of the financial statements.

18

Dreyfus Premier Stock Funds

Dreyfus Premier I n te r n a t i o n a l E q u i ty Fu n d

N O T E S T O F I N A N C I A L S TAT E M E N T S

NOTE 1—Significant Accounting Policies:

Dreyfus Premier International Equity Fund (the "Fund") is a separate diversified portfolio of Dreyfus Premier Stock Funds (the "Company") which is registered under the Investment Company Act of 1940 (the "1940 Act"), as an open-end management investment company and operates as a series company currently offering one series. The Fund's investment objective seeks to provide investors with long-term capital growth. The Dreyfus Corporation ("Dreyfus") serves as the Fund's administrator. Dreyfus is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon Financial").

The Fund is a "feeder fund" that invests all of its investable assets in a "master" portfolio known as The Boston Company International Core Equity Portfolio (the "Portfolio"), a series of the Mellon Institutional Funds Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust and which has the same investment objective as the Fund. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of companies that are located in foreign countries represented in the Morgan Stanley Capital International Europe, Australasia and Far East (EAFE ®) Index and Canada.The Boston Company Asset Management LLC ("TBCAM"), a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of Dreyfus, is the investment adviser to the Portfolio. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 8.9% at September 30, 2006).The performance of the Fund is directly affected by the performance of the Portfolio.The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of Dreyfus, is the distributor of the Fund's shares.The Fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class B, Class C, Class R and Class T. Class A and Class T shares are subject to a sales

The Fund 19

N O T E S T O F I N A N C I A L S TAT E M E N T S (continued)

charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC on Class C shares redeemed within one year of purchase and Class R shares are sold at net asset value per share only to institutional investors. Other differences among the classes include the services offered to, and the expenses borne by, each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Effective on March 1, 2006, Class A shares of the Fund may be purchased at net asset value ("NAV") without payment of a sales charge:

  By qualified investors who (i) purchase Class A shares directly through the Distributor, and (ii) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account directly through the Distributor in a Dreyfus-managed fund, including the fund, or a Founders-managed fund since on or before February 28, 2006.
  With the cash proceeds from an investor's exercise of employmentrelated stock options, whether invested in the fund directly or indirectly through an exchange from a Dreyfus-managed money market fund, provided that the proceeds are processed through an entity that has entered into an agreement with the Distributor specifically relating to processing stock options. Upon establishing the account in the fund or the Dreyfus-managed money market fund, the investor and the investor's spouse and minor children become eligible to purchase Class A shares of the fund at NAV, whether or not using the proceeds of the employment-related stock options.
  By members of qualified affinity groups who purchase Class A shares directly through the Distributor, provided that the qualified affinity group has entered into an affinity agreement with the Distributor.
20

Effective on March 1, 2006, Class A and Class T shares of the Fund may be purchased at NAV without payment of a sales charge:

  For Dreyfus-sponsored IRA "Rollover Accounts" with the distribution proceeds from qualified and non-qualified retirement plans or a Dreyfus-sponsored 403(b)(7) plan, provided that, in the case of a qualified or non-qualified retirement plan, the rollover is processed through an entity that has entered into an agreement with the Distributor specifically relating to processing rollovers. Upon establishing the Dreyfus-sponsored IRA rollover account in the fund, the shareholder becomes eligible to make subsequent purchases of Class A or Class T shares of the fund at NAV in such account.

Effective June 1, 2006, the Fund no longer offers Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Fund's financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates and assumptions.Actual results could differ from those estimates and affect the reported amounts and disclosures in the financial statements.

In the normal course of business, the fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications.The maximum exposure to the fund under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. However, based on experience, the fund expects the risks of loss to be remote.

The Fund 21

N O T E S T O F I N A N C I A L S TAT E M E N T S (continued)

(a) Investment security valuations: The Fund records its investment in the Portfolio at value.The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

(b) Securities transactions and investment income: Securities transactions are recorded as of the trade date. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all accrued expenses of the Fund determined in accordance with U.S. generally accepted accounting principles. All realized and unrealized gains and losses of the Portfolio are allocated pro rata among the investors in the Portfolio.

(c) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from net investment income and from net realized capital gain, if any, are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio.

(d) Allocation of operating activity: The majority of expenses of the Portfolio Trust are directly identifiable to an individual portfolio comprising the Portfolio Trust. Expenses which are not readily identifiable to a specific portfolio are allocated, taking into consideration, among other things, the nature and type of expense and the relative size of the portfolios.

Investment income, common expenses and realized and unrealized gains and losses are allocated among the share classes of the Fund based on the relative net assets of each class. Distribution fees and shareholder servicing fees, which are directly attributable to a class of the Fund's shares, are charged to that class' operations.

22

(e) Federal income taxes: The Fund intends to qualify as a "regulated investment company", if such qualification is in the best interest of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48,"Accounting for Uncertainty in Income Taxes -an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date.At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

As of September 30, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed capital gains	$1,633,917
Undistributed ordinary income	$1,352,609

See corresponding master portfolio for tax basis unrealized appreciation/(depreciation) information.

The tax character of distributions paid to shareholders during the fiscal periods ended September 30, 2006 and September 30, 2005, respectively, were as follows: ordinary income $52,049 and $6,111 and capital gains $312,732 and $1,229.

During the period ended September 30, 2006, as a result of permanent book to tax differences, the fund increased accumulated undistributed investment income-net by $14,473, decreased accumulated net real-

The Fund 23

N O T E S T O F I N A N C I A L S TAT E M E N T S (continued)

ized gain by $2,061,586 increased paid-in capital by $2,047,113. Net assets were not affected by this reclassification.

NOTE 2 —Investment Advisory Fee and Other Transactions With Affiliates:

(a)The Fund does not directly pay any investment advisory fees,but indirectly bears its pro rata share of the compensation paid by the Portfolio to TBCAM for such services. See Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the Portfolio, until November 30, 2006, so that fund expenses (excluding Rule 12b-1 distribution plan fees, shareholder services plan fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.25% . Pursuant to this expense limitation, for the period ended September 30, 2006, Dreyfus voluntarily reimbursed the Fund in the amount of $110,736 for its operating expenses.

(b) Under a Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the 1940 Act, the Fund pays the Distributor for distributing its Class B, Class C and Class T shares at an annual rate of .75 of 1% of the value of the average daily net assets of Class B and Class C shares and .25 of 1% of the value of the average daily net assets of Class T shares. During the period ended September 30, 2006, Class B, Class C and Class T shares were charged $67,011, $265,044 and $1,398, respectively, pursuant to the Plan.

During the period ended September 30, 2006, the Fund has been advised that the Distributor retained $111,422 and $128 from commissions earned on sales of Class A and Class T shares, respectively, and $27,847 and $6,475 from contingent deferred sales charges on redemptions of the Fund's Class B and Class C shares, respectively.

(c) Under the Shareholder Services Plan, the Fund pays the Distributor as to Class A, Class B, Class C and Class T shares, at an annual rate of

24

.25 of 1% of the value of the average daily net assets of the shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended September 30, 2006, Class A, Class B, Class C and Class T shares were charged $143,249, $22,337, $88,348 and $1,398, respectively, pursuant to the Shareholder Services Plan.

The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended September 30, 2006, the Fund was charged $72,881 pursuant to the transfer agency agreement.

The Fund compensates Mellon Bank, N.A., an affiliate of Dreyfus, under an agreement for providing personnel and facilitates to perform accounting and administration services for the Fund at an annual rate of .10% of the value of the Fund's average daily net assets. During the period ended September 30, 2006, the Fund was charged $105,805 pursuant to an administration service fee agreement.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Investment Transactions:

Increases and decreases in the Fund's investment in the Portfolio for the period ended September 30, 2006 aggregated $176,616,723 and $19,370,220, respectively.

The Fund 25

N O T E S T O F I N A N C I A L S TAT E M E N T S (continued)

NOTE 4—Capital Share Transactions:
	Year Ended	Year Ended
	September 30, 2006	September 30, 2005

Class A:†
Shares sold	3,049,391	329,371
Dividends reinvested	3,139	89
Shares redeemed	(245,655)	(54,765)
Net increase	2,806,875	274,695
Class B:†
Shares sold	257,627	116,430
Dividends reinvested	892	18
Shares redeemed	(73,634)	(21,629)
Net increase	184,885	94,919
Class C:
Shares sold	1,241,520	218,530
Dividends reinvested	3,570	93
Shares redeemed	(161,356)	(7,536)
Net increase	1,083,734	211,087
Class R:
Shares sold	214,165	422
Dividends reinvested	7	2
Shares redeemed	—	(70)
Net increase	214,172	354
Class T:
Shares sold	18,411	12,111
Dividends reinvested	64	6
Shares redeemed	(11,246)	(961)
Net increase	7,229	11,156

† During the period ended September 30, 2006, 14,287 Class B shares representing $535,070 were automatically converted to 14,105 Class A shares and during the period ended September 30,
2005, 99,834 Class B shares representing $292,836 were automatically converted to 99,765
Class A shares.

At September 30, 2006, two shareholders of record held approximately 54% of the total outstanding shares of the Fund. Investment activity of these shareholders could have a material impact on the Fund.

26

Dreyfus Premier Stock Funds

Dreyfus Premier I n te r n a t i o n a l E q u i ty Fu n d

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Directors of Dreyfus Premier Stock Funds and the Shareholders of Dreyfus Premier International Equity Fund:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dreyfus Premier International Equity Fund (the "Fund") at September 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and the period from February 1, 2003 (commencement of operations) to September 30, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included agreement of the amount of the investment in the Portfolio at September 30, 2006 to the Portfolio's records, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP New York, New York November 17, 2006

The Fund 27

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the Fund elects to provide each shareholder with their portion of the Fund's foreign taxes paid and the income sourced from foreign countries.Accordingly, the Fund hereby makes the following designations regarding its fiscal year ended September 30, 2006:

—	the total amount of taxes paid to foreign countries was $282,150
—	the total amount of income sourced from foreign countries was
$2,357,470

As required by federal tax law rules, shareholders will receive notification of their proportionate share of foreign taxes paid and foreign sourced income for the 2006 calendar year with Form 1099-DIV which will be mailed by January 31, 2007.

Also certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $45,803 represents the maximum amount that may be considered qualified dividend income.

Also, the fund designates $.2044 per share as a long-term capital gain distribution paid on December 20, 2005.

28

PROXY RESULTS (Unaudited)

Dreyfus Premier Stock Funds held a special meeting of shareholders on September 20, 2006. Shareholders voted on the election of four additional Trustees and the voting results were as follows:

		Shares

	For	Authority Withheld

Gordon J. Davis	17,900,828	156,946
Joni Evans	17,896,019	161,755
Arnold S. Hiatt	17,890,554	167,220
Burton N. Wallack	17,899,732	158,042

Each nominee was elected by shareholders to serve as a Trustee commencing no later than January 1, 2007.

The Fund 29

Dreyfus Premier Stock Funds

Dreyfus Premier I n te r n a t i o n a l E q u i ty Fu n d

BOARD MEMBERS INFORMATION (Unaudited)
Joseph S. DiMartino (62) Chairman of the Board (2003)
Principal Occupation During Past 5 Years: • Corporate Director and Trustee
Other Board Memberships and Affiliations:
  The Muscular Dystrophy Association, Director
  Levcor International, Inc., an apparel fabric processor, Director
  Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
  The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
  Sunair Services Corporation, engaging in the design, manufacture and sale of high frequency systems for long-range voice and data communications, as well as providing certain outdoor-related services to homes and businesses, Director

No. of Portfolios for which Board Member Serves: 189

———————

David W. Burke (70) Board Member (2003)
Principal Occupation During Past 5 Years: • Corporate Director and Trustee.
Other Board Memberships and Affiliations:

  John F. Kennedy Library Foundation, Director
  U.S.S. Constitution Museum, Director
No. of Portfolios for which Board Member Serves: 80

———————

William Hodding Carter III (71) Board Member (2003)

Principal Occupation During Past 5 Years:
  Professor of Leadership & Public Policy, University of North Carolina, Chapel Hill (January 1, 2006-present)
  President and Chief Executive Officer of the John S. and James L. Knight Foundation (February 1, 1998-February 1, 2006)
Other Board Memberships and Affiliations:
  The Century Foundation, Emeritus Director
  The Enterprise Corporation of the Delta, Director
No. of Portfolios for which Board Member Serves: 12
30

Ehud Houminer (66) Board Member (2003)

Principal Occupation During Past 5 Years:

• Executive-in-Residence at the Columbia Business School, Columbia University

Other Board Memberships and Affiliations:
  Avnet Inc., an electronics distributor, Director
  International Advisory Board to the MBA Program School of Management, Ben Gurion University, Chairman
  Explore Charter School, Brooklyn, NY,Trustee
No. of Portfolios for which Board Member Serves: 60

———————

Richard C. Leone (66) Board Member (2003)
Principal Occupation During Past 5 Years:

  President of The Century Foundation (formerly,The Twentieth Century Fund, Inc.), a tax exempt research foundation engaged in the study of economic, foreign policy and domestic issues
Other Board Memberships and Affiliations:
  The American Prospect, Director
  Center for American Progress, Director
No. of Portfolios for which Board Member Serves: 12

———————

Hans C. Mautner (68) Board Member (2003)
Principal Occupation During Past 5 Years:

  President—International Division and an Advisory Director of Simon Property Group, a real estate investment company (1998-present)
  Director and Vice Chairman of Simon Property Group (1998-2003)
  Chairman and Chief Executive Officer of Simon Global Limited (1999-present)
Other Board Memberships and Affiliations:
  Capital and Regional PLC, a British co-investing real estate asset manager, Director
  Member Board of Managers of: Mezzacappa Long/Short Fund LLC
No. of Portfolios for which Board Member Serves: 12

The Fund 31

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Robin A. Melvin (43) Board Member (2003)
Principal Occupation During Past 5 Years:
  Director, Boisi Family foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances

No. of Portfolios for which Board Member Serves: 12

——————— John E. Zuccotti (69) Board Member (2003)
Principal Occupation During Past 5 Years:
  Chairman of Brookfield Financial Properties, Inc.
  Senior Counsel of Weil, Gotshal & Manges, LLP
  Chairman of the Real Estate Board of New York
Other Board Memberships and Affiliations:
  Emigrant Savings Bank, Director
  Wellpoint, Inc., Director
  Visiting Nurse Service of New York, Director
  Columbia University,Trustee
  Doris Duke Charitable Foundation,Trustee

No. of Portfolios for which Board Member Serves: 12

———————

Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund's Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

32

Dreyfus Premier Stock Funds

Dreyfus Premier I n te r n a t i o n a l E q u i ty Fu n d

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since April 2000.

Chairman of the Board and Chief Executive Officer of the Manager, and an officer of 90 investment companies (comprised of 189 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 61 years old and has been an employee of the Manager since May 1995.

MARK N. JACOBS, Vice President since April 2000.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. He is 60 years old and has been an employee of the Manager since June 1977.

MICHAEL A. ROSENBERG, Vice President and Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Associate General Counsel and Assistant Secretary of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. She is 50 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. She is 43 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since February 1991.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since April 1985.

The Fund 33

OFFICERS OF THE FUND (Unaudited) (continued)

ERIK D. NAVILOFF, Assistant Treasurer since August 2005.

Senior Accounting Manager – Taxable Fixed Income Funds of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Manager since November 1992.

ROBERT ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since October 1988.

ROBERT SVAGNA, Assistant Treasurer since December 2002.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since November 1990.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Manager since April 1991.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (91 investment companies, comprised of 205 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon's Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 49 years old and has served in various capacities with the Manager since 1980, including manager of the firm's Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since October 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 87 investment companies (comprised of 201 portfolios) managed by the Manager. He is 36 years old and has been an employee of the Distributor since October 1998.

34

Mellon Institutional Funds Master Portfolio

THE B o s to n C o m p a ny I n te r n a t i o n a l C o re E q u i ty P o r tfo l i o

PORTFOLIO INFORMATION as of September 30, 2006
			Percentage of
Top Ten Holdings †	Country	Sector	Investments (%)

Ing Groep NV CVA	Netherlands	Financials	2.2
Societe Generale	France	Financials	2.1
BNP Paribas	France	Financials	1.7
HBOS PLC	United Kingkom	Financials	1.7
BP PLC	United Kingkom	Energy	1.6
Credit Suisse Group	Switerland	Financials	1.6
Honda Motor Co., Ltd.	Japan	Consumer Discretionary	1.6
Canon, Inc.	Japan	Information Technology	1.5
GlaxoSmithKline PLC	United Kingkom	Health Care	1.5
Roche Holding AG	Switzerland	Health Care	1.4
			16.9

† Excludes short-term securities and investment of cash collateral.

		Percentage of
Geographic Region Allocation †		Investments (%)

Europe ex U.K.		48.3
U.K.		23.8
Asia ex Japan		6.0
Japan		21.9
		100.0

† Excludes short-term securities and cash collateral investments.

The Fund is actively managed. Current holdings maybe different than those presented above.

The Fund 35

Mellon Institutional Funds Master Portfolio

THE B o s to n C o m p a ny I n te r n a t i o n a l C o re E q u i ty P o r tfo l i o

SCHEDULE OF INVESTMENTS September 30, 2006
		Value ($)
Security	Shares	(Note 1A)

UNAFFILIATED INVESTMENTS—98.7%
EQUITIES—97.6%
Australia—3.7%
BHP Billiton Ltd.	1,514,900	28,941,562
Caltex Australia Ltd.	469,600	8,365,952
Commonwealth Bank of Australia	328,300	11,195,703
Pacific Brands Ltd.	3,688,400	6,955,813
QBE Insurance Group Ltd.	1,067,900	19,502,310
Telstra Corp. Ltd.	2,149,600	5,944,577
		80,905,917
Austria—0.6%
Boehler-Uddeholm	220,800	12,419,664
Belgium—3.0%
Agfa Gevaert NV	263,400	6,245,635
Delhaize Group	88,900	7,468,045
InBev NV	509,900	28,073,340
KBC Groupe	221,000	23,272,935
		65,059,955
Denmark—0.5%
Carlsberg AS	63,411	5,333,958
Danske Bank AS	160,800	6,325,378
		11,659,336
Finland—2.2%
Fortum Oyj	373,800	9,958,286
KCI Konecranes Oyj	43,500	825,715
Kesko Oyj	235,000	9,881,017
Metso Corp.	278,000	10,229,666
Nokia Oyj	396,300	7,869,282
Rautaruukki Oyj	312,800	8,983,679
		47,747,645
France—10.0%
BNP Paribas	338,900	36,462,183
Bouygues SA	284,000	15,189,524
Cap Gemini SA	211,100	11,196,837
Sanofi-Synthelabo SA	184,300	16,405,206

36

		Value ($)
Security	Shares	(Note 1A)

France (continued)
Silicon-On-Insulator Technologies	208,900 [a]	6,039,383
Societe Generale	288,300	45,878,332
Suez SA	249,400	10,967,175
Total SA	385,220 [b]	25,277,751
Vallourec SA	33,150	7,730,089
Vinci SA	157,900	17,579,070
Vivendi SA	747,600	26,950,412
		219,675,962
Germany—6.9%
Bayerische Motoren Werke AG	136,900	7,332,408
Continental AG	252,200	29,241,561
Deutsche Bank AG	118,800	14,334,750
E On AG	200,000	23,706,528
Heidelberger Druckmaschinen	163,600	6,744,030
Henkel KGaA	108,600	15,100,708
Man AG	157,200	13,303,258
Merck KGaA	93,410	9,904,277
MTU Aero Engines Holding AG	185,200	6,920,546
SAP AG	34,430	6,827,992
Thyssenkrupp AG	505,300	17,023,941
		150,439,999
Greece—0.7%
Coca-Cola Hellenic Bottling Co. SA	423,100	14,581,820
Hong Kong—1.6%
Bank of East Asia Ltd.	1,852,100	8,451,704
China Mobile Ltd.	3,011,600	21,281,138
HSBC Holdings PLC	58,300	1,063,415
The Wharf(Holdings) Ltd.	1,391,400	4,768,738
		35,564,995
Ireland—2.0%
Allied Irish Banks PLC	495,100	13,183,523
C & C Group PLC	1,151,600	15,639,050
CRH PLC	467,400	15,782,621
		44,605,194

The Fund 37

STATEMENT OF INVESTMENTS (continued)
		Value ($)
Security	Shares	(Note 1A)

Italy—3.3%
AEM Spa	3,513,000	9,488,051
Banca Intesa Spa	2,918,133	19,204,000
Capitalia Spa	2,500,900	20,707,552
Eni Spa	790,100	23,413,160
		72,812,763
Japan—21.5%
Canon, Inc.	637,950	33,272,136
Daiichi Sankyo Co., Ltd.	283,500	8,041,021
Dainippon Sumitomo Pharma Co., Ltd.	503,000	6,043,155
Daiwa Securities Group	721,700	8,420,139
Diamond Lease Co., Ltd.	136,700	6,585,581
East Japan Railway Co.	859	6,007,400
Fujitsu Ltd.	1,583,300	13,056,762
Honda Motor Co., Ltd.	999,900	33,609,373
Kirin Brewery Co., Ltd.	400	5,341
Kobayashi Pharmaceutical Co., Ltd.	179,600	6,857,980
Komatsu Ltd.	1,708,300	29,505,817
Kubota Corp.	2,432,000	19,973,245
Makita Corp.	280,500	8,240,919
Matsushita Electric Industrial Co., Ltd.	602,200	12,746,592
Mitsubishi Corp.	527,400	9,913,030
Mitsubishi Electric Corp.	1,746,000	14,708,915
Mitsubishi Gas Chemical Co., Inc.	1,290,200	14,015,127
Mizuho Financial Group, Inc.	2,243	17,395,547
Nikon Corp.	499,000	10,308,695
Nippon Suisan Kaisha Ltd.	1,292,800	7,114,724
Nomura Holdings, Inc.	609,400	10,731,962
NTT Corp.	3,883	19,068,157
Orix Corp.	90,280	24,956,752
Sankyo Co., Ltd.	178,500	9,536,322
Sumco Corp.	214,100	15,861,273
Sumitomo Metal Industries, Ltd.	4,268,000	16,369,520

38

		Value ($)
Security	Shares	(Note 1A)

Japan (continued)
Sumitomo Mitsui Financial	585	6,141,732
Sumitomo Trust & Banking Co., Ltd.	2,163,000	22,635,408
Takeda Chemical Industries	256,700	16,017,941
TDK Corp.	77,900	6,239,387
Tokyo Electric Power Co.	354,000	10,190,500
Tokyo Electron Ltd.	182,400	13,481,941
Toshiba Corp.	1,151,000	7,464,787
Toyo Suisan Kaisha Ltd.	481,900	6,948,401
Toyota Motor Corp.	409,100	22,237,084
		473,702,666
Netherlands—3.7%
ASM Lithography Holding NV	457,700[a]	10,701,905
DSM NV	347,900	15,258,936
Fugro NV	160,100	6,745,916
Ing Groep NV CVA	1,085,400	47,743,403
		80,450,160
New Zealand—0.3%
Fletcher Building Ltd.	1,111,700	6,223,797
Norway—1.8%
DNB NOR ASA	1,086,200	13,306,458
Norsk Hydro ASA	453,200	10,127,549
Orkla ASA	324,200	15,434,071
		38,868,078
Singapore—0.3%
United Overseas Bank Ltd.	674,500	6,926,884
Spain—3.1%
ACS Actividades	458,200	21,729,310
Banco Santander Central	419,600	6,634,698
Corp Mapfre SA	289,900	6,057,936
Repsol YPF SA	360,700	10,734,418
Telefonica SA	1,346,600	23,341,372
		68,497,734

The Fund 39

STATEMENT OF INVESTMENTS (continued)
		Value ($)
Security	Shares	(Note 1A)

Sweden—2.8%
Nordea Bank AB	1,093,500	14,330,803
Skandinaviska Enskilda	888,000	23,881,396
Svenska Cellulosa AB	207,400	9,513,242
Sweden (continued)
Volvo AB	230,100	13,711,387
		61,436,828
Switzerland—6.3%
Baloise Holdings	119,190	11,696,883
Credit Suisse Group	584,400	33,816,956
Roche Holding AG	180,400	31,194,497
Sulzer AG	16,810	13,397,717
The Swatch Group AG	32,420	6,264,634
UBS AG	194,400 [a]	11,630,105
Zurich Financial Services AG	119,500	29,366,052
		137,366,844
United Kingdom—23.3%
Alliance Boots PLC	733,998	10,647,136
AstraZeneca PLC	311,300	19,449,198
Aviva PLC	1,582,000	23,184,860
Barclays PLC	1,633,190	20,603,113
Barratt Developments PLC	878,900	17,536,096
BG Group PLC	588,300	7,146,276
BP PLC	3,257,600	35,485,995
British Airways PLC	2,588,400 [a]	20,686,904
British American Tobacco PLC	594,000	16,054,245
BT Group PLC	2,650,800	13,296,826
Enterprise Inns PLC	857,000	16,922,695
GlaxoSmithKline PLC	1,229,000	32,710,540
Greene King PLC	740,300	12,512,144
HBOS PLC	1,810,700	35,822,652

40

				Value ($)
Security			Shares	(Note 1A)

United Kingdom (continued)
HSBC Holdings PLC		1,507,400		27,494,549
International Power PLC		4,755,000		27,856,792
Kelda Group PLC			403,300	6,420,055
Marks & Spencer Group PLC		1,713,400		20,604,787
National Grid PLC		1,735,100		21,677,641
Royal Bank of Scotland Group PLC			589,385	20,286,964
Royal Dutch Shell PLC			202,200	6,668,425
Royal Dutch Shell PLC			879,000	29,827,917
United Business Media PLC			859,900	10,662,771
Vodafone Group PLC		8,927,537 [a]		20,427,573
WPP Group PLC		1,043,500		12,929,647
Xstrata PLC			666,500	27,532,066
			514,447,867
Total Equities (Cost $1,963,682,194)			2,143,394,108

Preferred Stock—1.0%

Fresenius AG (Cost $20,436,694)			125,180	22,337,825

				Value ($)
Short-Term Investments—0.1%	Rate (%)	Maturity	Par Value ($)	(Note 1A)

U.S. Government—0.1%
U.S. Treasury Bill—0.1%
(Cost $2,930,369)	4.80	12/14/2006	2,960,000 [c,d]	2,930,369

Investment of Cash Collateral—0.0%			Shares

BlackRock Cash Strategies L.L.C.
(Cost $1,385)	5.35		1,385 [e]	1,385
TOTAL UNAFFILIATED INVESTMENTS
(Cost $1,987,050,642)			2,168,663,687

The Fund 41

STATEMENT OF INVESTMENTS (continued)
Value ($)
AFFILIATED INVESTMENTS—1.5%	Rate (%)	Shares	(Note 1A)

Dreyfus Institutional Preferred Plus

	Money Market Fund (Cost $32,556,045)	5.32 32,556,045 [e,f] 32,556,045

TOTAL INVESTMENTS—100.2% (Cost $2,019,606,687)				2,201,219,732

LIABILITIES IN EXCESS OF OTHER ASSETS—(0.2)%				(5,442,465)

NET ASSETS—100.0%				2,195,777,267

Notes to Schedule of Investments:
[a]	Non-income producing security.
[b]	Security, or a portion of thereof, was on loan at September 30, 2006.
[c]	Denotes all or part of security segregated as collateral for futures transactions.
[d]	Rate noted is yield to maturity.
[e]	Stated rate is the seven day yield for the fund at September 30, 2006.
[f]	Affiliated institutional money market fund.

At September 30, 2006, the Portfolio held the following forward foreign currency exchange contracts:
	Local		Value at
	Principal	Contract September 30,		USD Amount	Unrealized
Contracts to Receive	Amount	Value Date	2006	to Deliver ($)	Loss ($)

Danish Krone	14,860,206	10/2/2006	2,528,226	2,530,861	(2,635)
Danish Krone	10,000,000	10/3/2006	1,701,346	1,701,346	—
Japanese Yen	200,000,000	10/2/2006	1,694,127	1,697,217	(3,090)
					(5,725)
At September 30, 2006, the Portfolio held the following futures contracts:
		Expiration	Underlying Face		Unrealized
Contract	Position	Date	Amount at Value ($)		Gain ($)

MSCI Pan-Euro (641 Contracts) Long		12/15/2006	18,516,236		214,846
Topix Futures (45 Contracts)	Long	12/7/2006		6,011,495	204,293
					419,139
			Percentage of
Economic Sector Allocation			Net Assets (%)

Consumer Discretionary				12.3
Consumer Staples				7.2
Energy				7.9
Financials				29.8
Health Care				7.4
Industrials				9.3
Information Technology				6.1
Materials				8.2
	Telecommunication Services			4.9
Utilities				5.5
	Short-term and Other Assets			1.4
			100.0
42

Mellon Institutional Funds Master Portfolio

THE B o s to n C o m p a ny I n te r n a t i o n a l C o re E q u i ty P o r tfo l i o

STATEMENT OF ASSETS AND LIABILITIES September 30, 2006

	Cost	Value

Assets ($):
Investments in securities (Note 1A) (including
securities on loan, valued at $1,312 (Note 6)):
Unaffiliated issuers, at value (cost $1,987,050,642)		2,168,663,687
Affiliated issuers, at value (Note 1H) (cost $32,556,045)		32,556,045
Foreign currency, at value (cost, $38,848,306)		38,646,822
Receivable for investments sold		33,539,564
Interest and dividends receivable		5,058,078
Receivable for variation margin on open futures contracts (Note 5)		65,592
Prepaid expenses		13,412
Total assets		2,278,543,200

Liabilities ($):
Payable for investments purchased		82,628,652
Unrealized depreciation on forward currency
exchange contracts (Note 5)		5,725
Collateral for securities on loan (Note 6)		1,385
Accrued accounting, administration and custody fees (Note 2)		90,660
Accrued professional fees		22,076
Accrued trustees' fees and expenses (Note 2)		16,560
Other accrued expenses and liabilities		875
Total liabilities		82,765,933

Net Assets (applicable to investors' beneficial interest) ($)		2,195,777,267

The accompanying notes are an integral part of the financial statements.

The Fund 43

Mellon Institutional Funds Master Portfolio

THE B o s to n C o m p a ny I n te r n a t i o n a l C o re E q u i ty P o r tfo l i o

STATEMENT OF OPERATIONS For the Year Ended September 30, 2006
Investment Income (Note 1B) ($):
Dividend income (net of foreign withholding taxes of $3,489,769)	31,949,989
Dividend income from affiliated investments (Note 1H)	595,403
Interest income	1,383,345
Securitiy lending income (Note 6)	9
Total investment Income	33,928,746
Expenses
Investment advisory fee (Note 2)	9,116,697
Accounting, administration and custody fees (Note 2)	756,469
Professional fees	41,886
Trustees' fees and expenses (Note 2)	80,037
Insurance expense	15,325
Miscellaneous expenses	15,606
Total expenses	10,026,020
Net investment income	23,902,726

Realized and Unrealized Gain (Loss) ($):
Net realized gain (loss)
Investments	41,602,599
Financial futures transactions	564,934
Foreign currency transactions and forward
currency exchange transactions	147,676
Net realized gain (loss)	42,315,209
Change in unrealized appreciation (depreciation) on:
Investments	133,295,987
Financial futures contracts	422,677
Foreign currency translations and
forward currency exchange contracts	(37,601)
Change in net unrealized appreciation (depreciation)	133,681,063
Net realized and unrealized gain (loss)	175,996,272
Net Increase in Net Assets from Operations	199,898,998

The accompanying notes are an integral part of the financial statements.

44

Mellon Institutional Funds Master Portfolio

THE B o s to n C o m p a ny I n te r n a t i o n a l C o re E q u i ty P o r tfo l i o

STATEMENT OF CHANGES IN NET ASSETS
	For the	For the
	Year Ended	Year Ended
	September 30, 2006	September 30, 2005

Increase (Decrease) in Net Assets ($):
From Operations
Net investment income (loss)	23,902,726	3,115,216
Net realized gain (loss)	42,315,209	17,557,963
Change in net unrealized
appreciation (depreciation)	133,681,063	30,186,081
Net increase (decrease) in net
assets from operations	199,898,998	50,859,260

Capital Transactions ($):
Contributions	1,834,896,418	147,880,626
Withdrawals	(147,003,408)	(17,050,877)
Net increase (decrease) in net assets
from capital transactions	1,687,893,010	130,829,749
Total Increase (Decrease) in Net Assets	1,887,792,008	181,689,009

Net Assets ($):
At beginning of year	307,985,259	126,296,250
At end of year	2,195,777,267	307,985,259

The accompanying notes are an integral part of the financial statements.

The Fund 45

Mellon Institutional Funds Master Portfolio

THE B o s to n C o m p a ny I n te r n a t i o n a l C o re E q u i ty P o r tfo l i o

FINANCIAL HIGHLIGHTS
				For the Period
				January 28, 2003
				(commencement
	Year Ended September 30,			of operations) to

	2006	2005	2004	September 30, 2003

Total Return (%) [a]	18.99	31.12	27.12	22.46[b]
Ratios/Supplemental Data (%):
Expenses (to average daily net assets) †	0.83	0.95	1.04	1.17[c]
Net Investment Income
(to average daily net assets) †	1.97	1.66	1.30	1.81[c]
Portfolio Turnover	51	58	80	63[b]

Net Assets, End of Year
(000's omitted) ($)	2,195,777	307,985	126,296	77,660

† For the periods indicated, the investment adviser voluntarily agreed not to impose all or a portion of its investment advisory fee and/ or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken the ratios would have been:
Ratios (to average daily net assets) (%):

Expenses	N/A	N/A	N/A	1.20[c]
Net investment income	N/A	N/A	N/A	1.78[c]
[a] Total return for the Portfolio has been calculated based on the total return for the invested Fund, assuming all distributions were reinvested, and adjusted for the difference in expenses as set out in the notes to the financial
statements.Total return would have been lower in the absence of expense waivers.
[b] Not annualized.
[c] Computed on an annualized basis.

46

Mellon Institutional Funds Master Portfolio

THE B o s to n C o m p a ny I n te r n a t i o n a l C o re E q u i ty P o r tfo l i o

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Organization and Significant Accounting Policies:

Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company.The Boston Company International Core Equity Portfolio (the "Portfolio") is a separate diversified investment series of the Portfolio Trust.

The objective of the Portfolio is to achieve long-term growth of capital. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of companies that are represented in the MSCI Europe,Australia, Far East Index (EAFE) and Canada.

At September 30, 2006, there were two funds,The Boston Company International Core Equity Fund and Dreyfus Premier International Equity Fund (the "Funds") invested in the Portfolio.The value of the Funds' investment in the Portfolio reflects the Funds' proportionate interests in the net assets of the Portfolio.At September 30, 2006,The Boston Company International Core Equity Fund and the Dreyfus Premier International Equity Fund held approximately 91% and 9% interests in the Portfolio, respectively.

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(a) Investment security valuations: Securities are valued at the last sale prices on the exchange or national securities market on which they are primarily traded. Securities not listed on an exchange or national securities market, or securities for which there were no reported transac-

The Fund 47

NOTES TO FINANCIAL STATEMENTS (continued)

tions, are valued at the last calculated mean price (average of last bid and last offer). Securities that are fixed income securities, other than short-term instruments with less than sixty days remaining to maturity, for which accurate market prices are readily available, are valued at their current market value on the basis of quotations, which may be furnished by a pricing service or dealers in such securities. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services.

Because foreign markets may be open at different times than the New York Stock Exchange ("NYSE"), the value of the Portfolio's shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect the events that occur after such close but before the close of the NYSE.

If market quotations are not readily available or do not accurately reflect fair value, or the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market) the Portfolio may value its assets by a method the Trustees believe accurately reflects the fair value.The Trustees have adopted fair value pricing procedures, which, among other things, require the Portfolio to fair value such securities if there has been a movement in the U.S. market that exceeds a specified threshold.Although the threshold may be revised from time to time by the Trustees and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices for foreign securities will be used by the Portfolio to a significant extent.

48

Short-term instruments with less than sixty days remaining to maturity are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

(b) Securities transactions and income: Securities transactions are recorded as of trade date. Interest income is determined on the basis of coupon interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on debt securities with greater than sixty days to maturity. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

(c) Income taxes: The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state income taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in

The Fund 49

NOTES TO FINANCIAL STATEMENTS (continued)

the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue Code) in order for its investors to satisfy them.

Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

(d) Foreign currency transactions: The Portfolio maintains its books and records in U.S. dollars. Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

(e) Foreign Investment risk:There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities.These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

(f) Commitments and contingencies: In the normal course of business, the Portfolio may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications.The maximum exposure to the Portfolio under these

50

arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risks of loss to be remote.

(g) Expenses: The majority of expenses of the Trust or Portfolio Trust are directly identifiable to an individual fund or portfolio. Expenses which are not readily identifiable to a specific fund or portfolio are allocated among the funds of the Trust or the portfolios of the Portfolio Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds or portfolios.

(h) Affiliated issuers: Affiliated issuers are investment companies advised by The Boston Company Asset Management Company LLC ("TBCAM"), a wholly-owned subsidiary of Mellon Financial Corporation, or its affiliates.

(i) New Accounting Requirements: In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48,"Accounting for Uncertainty in Income Taxes an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Portfolio, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax dis-closures.Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact, if any, in the financial statements has not yet been determined.

NOTE 2—Investment Advisory Fee and Other Transactions with Affiliates:

The investment advisory fee paid to TBCAM for overall investment advisory, and administrative services, and general office facilities, is paid monthly at the annual rate of 0.80% of the first $500 million of the

The Fund 51

NOTES TO FINANCIAL STATEMENTS (continued)

Portfolio's average daily net assets, 0.75% of the next $500 million and 0.70% on assets over $1 billion. During the period October 1, 2005 to January 31, 2006 the investment advisory fee was paid to TBCAM at an annual rate of 0.80% .

The Portfolio Trust entered into an agreement with Mellon Bank, N.A. ("Mellon Bank"), a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide custody, administration and accounting services for the Portfolio. For these services the Portfolio pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as out-of-pocket expenses. Pursuant to this agreement the Portfolio was charged $756,469 for the year ended September 30, 2006.

The Portfolio Trust also entered into an agreement with Mellon Bank, to perform certain securities lending activities and to act as the Portfolio's lending agent. Mellon Bank receives an agreed upon percentage of the net lending revenues. Pursuant to this agreement, Mellon Bank earned $4, for the year ended September 30, 2006. See Note 6 for further details.

The Trust reimburses Mellon Asset Management for a portion of the salary of the Trust's and Portfolio Trust's Chief Compliance Officer. No other director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Portfolio Trust for serving as an officer or Trustee of the Trust.The Fund and Portfolio Trust pays each Trustee who is not a director,officer or employee of TBCAM or its affiliates (the "Independent Trustees") an annual fee and the Portfolio Trust pays each Independent Trustee a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the counsel to the Independent Trustees.

NOTE 3—Purchases and Sales of Investments:

Purchases and proceeds from sales of investments, other than short-term obligations, for the year ended September 30, 2006 were as follows:

	Purchases ($)	Sales ($)

Investments (non-U.S.
Government Securities)	2,290,839,028	601,791,046

52

NOTE 4—Federal Taxes:

The cost and unrealized appreciation (depreciation) in value of the investment securities owned at September 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$2,042,856,776
Gross unrealized appreciation	$204,763,363
Gross unrealized depreciation	(24,721,942)
Net unrealized appreciation (depreciation)	$180,041,421

NOTE 5—Financial Instruments:

In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

The Portfolio may trade the following financial instruments with off-balance sheet risk:

Forward currency exchange contracts

The Portfolio may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies.The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Portfolio primarily to protect the value of the Portfolio's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

The Fund 53

NOTES TO FINANCIAL STATEMENTS (continued)

At September 30, 2006, the Portfolio held open foreign currency exchange contracts. See Schedule of Investments for further details.

Futures contracts

The Portfolio may enter into financial futures contracts for the purchase and sale of securities, or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day,depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio.There are several risks in connection with the use of futures contracts as a hedging device.The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may also arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

At September 30, 2006, the Portfolio held open financial futures contracts. See Schedule of Investments for further details.

NOTE 6—Security Lending:

The Portfolio may lend its securities to financial institutions which the Portfolio deems to be creditworthy.The loans are collateralized at all

54

times with cash or securities with a market value at least equal to the market value of the securities on loan.The market value of securities loaned is determined daily and any additional required collateral is allocated to the Portfolio on the next business day. For the duration of a loan, the Portfolio receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Portfolio bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Portfolio. In the event of borrower default, the Portfolio generally has the right to use the collateral to offset losses incurred. The Portfolio may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral.The Portfolio also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Portfolio's obligations due on the loans.

The Portfolio loaned securities for the year ended September 30, 2006 and earned interest on the invested collateral of $325 of which $316 was rebated to borrowers or paid in fees. At September 30, 2006, the Portfolio had securities valued at $1,312 on loan. See Schedule of Investments for further detail on the security positions on loan and collateral held.

NOTE 7—Line of Credit:

The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Trust are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the committed amount, is allocated ratably among the participating portfolios/funds at the end of each quarter. The Fund/Portfolio also pays an annual renewal fee, computed at a rate of

The Fund 55

NOTES TO FINANCIAL STATEMENTS (continued)

0.020 of 1% of the committed amount and allocated ratably to the participating funds/portfolios. For the year ended September 30, 2006, the expense allocated to the Portfolio was $6,717.

For the year ended September 30, 2006, the Portfolio had average borrowings outstanding of $35,000 on a total of two days and incurred $9 of interest.

56

Mellon Institutional Funds Master Portfolio

THE B o s to n C o m p a ny I n te r n a t i o n a l C o re E q u i ty P o r tfo l i o

Report of Independent Registered Public Accounting Firm

To the Trustees of Mellon Institutional Funds Master Portfolio and Shareholders of The Boston Company International Core Equity Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Boston Company International Core Equity Portfolio (the "Portfolio") at September 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and the period from January 28, 2003 (commencement of operations) to September 30, 2003, in conformity with accounting principles generally accepted in the United States of America.These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements,assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.We believe that our audits, which included confirmation of securities at September 30, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP New York, New York November 17, 2006

The Fund 57

Mellon Institutional Funds Master Portfolio

THE B o s to n C o m p a ny I n te r n a t i o n a l C o re E q u i ty P o r tfo l i o

TRUSTEES AND OFFICERS

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended September 30, 2006. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

INDEPENDENT TRUSTEES

Samuel C. Fleming (66) Trustee (1986) c/o Decision Resources, Inc., 260 Charles Street,Waltham, MA 02453

Principal Occupation During Past 5 Years:

  Chairman Emeritus, Decision Resources, Inc. ("DRI") (biotechnology research and consulting firm); formerly Chairman of the Board and Chief Executive Officer, DRI

Number of Portfolios in Fund Complex Overseen by Trustee: 32

———————

Caleb Loring III (63) Trustee (1986) c/o Essex Street Associates, P.O. Box 5600, Beverly, MA 01915

Principal Occupation During Past 5 Years:

• Trustee, Essex Street Associates (family investment trust office)

Number of Portfolios in Fund Complex Overseen by Trustee 32

———————

Benjamin M. Friedman (62) Trustee (1989) c/o Harvard University, Littauer Center 127, Cambridge, MA 02138

Principal Occupation During Past 5 Years:

• William Joseph Maier, Professor of Political Economy, Harvard University

Number of Portfolios in Fund Complex Overseen by Trustee: 32

58

INDEPENDENT TRUSTEES (continued)

John H. Hewitt (71) Trustee (1986)

P.O. Box 2333, New London, NH 03257

Principal Occupation During Past 5 Years:

• Trustee, Mertens House, Inc. (hospice)

Number of Portfolios in Fund Complex Overseen by Trustee: 32

INTERESTED TRUSTEES

Patrick J. Sheppard (41)

Trustee, President and Chief Executive Officer (2003)

The Boston Company Asset Management, LLC, One Boston Place, Boston, MA 02108

Principal Occupation(s) During Past 5 Years:

  President and Chief Operating Officer of The Boston Company Asset Management, LLC; formerly Senior Vice President and Chief Operating Officer, Mellon Asset Management ("MAM") and Vice President and Chief Financial Officer, MAM

Number of Portfolios in Fund Complex Overseen by Trustee: 32

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

Barbara A. McCann (45)

Vice President and Secretary (2003)

Mellon Asset Management, One Boston Place, Boston, MA 02108

Principal Occupation(s) During Past 5 Years:

  Senior Vice President and Head of Operations, Mellon Asset Management ("MAM"); formerly First Vice President, MAM and Mellon Global Investments

———————

Steven M. Anderson (41)

Vice President (1999) and Treasurer (2002)

Mellon Asset Management, One Boston Place, Boston, MA 02108

Principal Occupation(s) During Past 5 Years:

  Vice President and Mutual Funds Controller, Mellon Asset Management; formerly Assistant Vice President and Mutual Funds Controller, Standish Mellon Asset Management Company, LLC

The Fund 59

TRUSTEES AND OFFICERS (continued)

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES (continued)

Denise B. Kneeland (55) Assistant Vice President (1996)

Mellon Asset Management, One Boston Place, Boston, MA 02108

Principal Occupation(s) During Past 5 Years:

  Vice President and Manager, Mutual Funds Operations, Mellon Asset Management; formerly Vice President and Manager, Mutual Fund Operations, Standish Mellon Asset Management Company, LLC

———————

Cara E. Hultgren (35)

Assistant Vice President (2001)

Mellon Asset Management, One Boston Place, Boston, MA 02108

Principal Occupation(s) During Past 5 Years:

  Assistant Vice President and Manager of Compliance , Mellon Asset Management ("MAM"); formerly Manager of Shareholder Services, MAM, and Shareholder Representative, Standish Mellon Asset Management Company, LLC

———————

Mary T. Lomasney (49)

Chief Compliance Officer (2005)

Mellon Asset Management, One Boston Place, Boston, MA 02108

Principal Occupation(s) During Past 5 Years:

  First Vice President, Mellon Asset Management and Chief Compliance Officer, Mellon Funds Distributor, L.P. and Mellon Optima L/S Strategy Fund, LLC; formerly Director, Blackrock, Inc., Senior Vice President, State Street Research & Management Company ("SSRM"), and Vice President, SSRM
60

For More Information

Dreyfus Premier
International Equity Fund
200 Park Avenue
New York, NY 10166

Investment Advisor
(to the Master Portfolio)
The Boston Company
Asset Management, LLC
Mellon Financial Center
One Boston Place
Boston, MA 02108

Administrator
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian and Sub-Administrator
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2006, is available at http://www.dreyfus.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2006 Dreyfus Service Corporation

Save time. Save paper. View your next shareholder report online as soon as it's available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It's simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE Fund

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund's Expenses
8	Comparing Your Fund's Expenses
With Those of Other Funds
9	Statement of Assets and Liabilities
11	Statement of Operations
12	Statements of Changes in Net Assets
14	Financial Highlights
19	Notes to Financial Statements
27	Report of Independent Registered
Public Accounting Firm
28	Important Tax Information
29	Proxy Results
30	Board Members Information
33	Officers of the Fund
35	Portfolio Information (Master Portfolio)
36	Schedule of Investments (Master Portfolio)
46	Statement of Assets and Liabilities
(Master Portfolio)
47	Statement of Operations (Master Portfolio)
48	Statements of Changes in Net Assets
(Master Portfolio)
49	Financial Highlights (Master Portfolio)
50	Notes to Financial Statements (Master Portfolio)
60	Report of Independent Registered
Public Accounting Firm (Master Portfolio)
61	Trustees and Officers (Master Portfolio)

FOR MORE INFORMATION

Back Cover

Dreyfus Premier
International Small Cap Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Premier International Small Cap Fund, covering the 12-month period from October 1, 2005, through September 30, 2006.

After more than two years of steady and gradual increases, the Federal Reserve Board (the "Fed") held short-term interest rates unchanged at its meetings in August and September.The Fed has indicated that the U.S. economy has moved to a slower-growth phase of its cycle, as evidenced by softening housing markets in many regions of the United States.Yet, energy prices have moderated from record highs, calming fears that the economy may fall into a full-blown recession.

In contrast, most central banks abroad have only begun to raise interest rates, putting them in an earlier stage of the economic cycle than the United States. Therefore, we expect a sustainable global economic expansion to continue over the foreseeable future even as U.S. economic growth decelerates. As always, we encourage you to talk with your financial advisor to ensure that your portfolio remains properly diversified across all investment types based on your current financial needs and future investment goals.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund's portfolio manager.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Daniel LeVan, CFA, Portfolio Manager

The Boston Company Asset Management, LLC, Investment Adviser

How did Dreyfus Premier International Small Cap Fund perform relative to its benchmark?

For the 12-month period ended September 30,2006,the fund produced total returns of 22.95% for its Class A Shares, 21.97% for its Class B Shares, 21.97% for its Class C shares, 23.24% for its Class R shares and 22.62% for its Class T shares.1 In comparison, the fund's benchmark, the S&P/Citigroup Extended Market Ex-U.S. Index ("EM Ex-U.S. Index"), produced a total return of 22.47% for the same period.2

With investors shrugging off threats of rising short-term interest rates and higher energy prices, international small-cap stocks posted impressive results over the reporting period. Strong demand for shares of smaller, non-U.S. companies helped fuel market gains across countries and sectors, with European stocks posting particularly significant gains. The fund's returns were in line with its benchmark due to mixed results in its stock selection strategy.

What is the fund's investment approach?

The fund seeks long-term growth of capital. The fund is a "feeder fund" that invests all of its assets in a "master" portfolio known as The Boston Company International Small Cap Portfolio, which is a series of the Mellon Institutional Funds Master Portfolio.The fund (as used herein, "fund" refers to the Dreyfus fund and the Master Portfolio) invests, under normal circumstances, at least 80% of its assets in stocks that are located in foreign countries represented in the EM Ex-U.S. Index.The fund normally invests at least 80% of its assets in companies that comprise the EM Ex-U.S. Index. Although we generally seek to allocate assets among countries in accordance with the EM Ex-U.S. Index, deviations may occur. Similarly, we use the sector group allocations of the EM Ex-U.S. Index as a guide, but allocations may differ from those of the EM Ex-U.S. Index.The fund also may invest up to

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

25% of its assets in securities of issuers located in emerging market countries, but no more than 5% of its assets may be invested in any one emerging market country.

Our approach is to employ a "bottom-up" stock selection process that emphasizes individual stock selection. The portfolio manager uses quantitative models and traditional qualitative analysis to construct a diversified portfolio of stocks with low relative price multiples and positive trends in earnings forecasts.

What other factors influenced the fund's performance?

Heightened business confidence, rising corporate earnings and increasing levels of mergers and acquisitions activity in Europe added momentum to prices of international small-cap stocks during the reporting period. European Central banks contributed to the positive investment environment by implementing only modest interest rate increases, helping to alleviate investor anxiety. By contrast, while Japanese equity markets posted positive overall returns, Japanese small-cap stocks generally lagged their European counterparts. Investors shied away from Japanese small-cap names after a series of high-profile corporate scandals in Japan.

The materials sector contributed substantially to the fund's good relative performance. Despite higher energy prices, materials companies generally were able to pass costs on to their customers. For example, French specialty steel producer Vallourec enjoyed strong sales volume growth even as it raised prices for seamless steel tubes used to drill for oil and natural gas. Inmet Mining Corp., another top performer in the sector, benefited from firm copper prices, as well as significant progress in one of its major mines.

In the consumer staples sector, the fund's position in C&C Group PLC, an Irish cider producer, advanced in response to a resurgence in the popularity of cider beverages. Another top holding, Hengan International Group Co. Ltd., a Hong Kong maker of personal hygiene and household paper products, reported improved sales growth propelled by increased market penetration in China.

4

On the other hand, shares of Germany-based real estate company Vivacon AG fell when the company delayed a planned IPO of a unit focusing on German properties. In the health care sector, holdings in iSOFT Group PLC, a UK health care information technology provider, suffered when the government revised its contracts with the company, diminishing expectations for future growth.

What is the fund's current strategy?

We are maintaining our strategy of keeping our geographical and market sector allocations roughly in line with those of the benchmark. We believe this philosophy enables us to focus more intently on adding value through our bottom-up security selection process.

On the whole, we remain optimistic about equity markets and economic fundamentals. Fuel prices, while volatile, have recently leveled off. Given the continuation of a favorable economic environment characterized by stable growth and robust mergers and acquisitions activity, we believe that international small-cap companies have the potential to deliver solid earnings and higher stock prices.

October 16, 2006
The investment adviser to the Master Portfolio is The Boston Company Asset Management,
LLC, an affiliate of Dreyfus.
[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and
Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through November 30, 2006, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund's returns would have been lower.
[2]	SOURCE: Citigroup — Reflects net reinvestment of dividends and, where applicable, capital gain distributions.The S&P/Citigroup Extended Market Ex-U.S. Index represents the small-
capitalization component of the S&P/Citigroup Broad Market Index which is a comprehensive float-weighted index of companies in 22 countries (excluding the U.S.) with market capitalizations of at least U.S. $100 million.

The Fund 5

† Source: Citigroup Global Markets Inc.

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in Class A, Class B, Class C, Class R and Class T shares of Dreyfus Premier International Small Cap Fund on 9/30/06 to a $10,000 investment made in the S&P/Citigroup Extended Market Ex U.S. Index (the "Index") on that date. Performance for each share class will vary from the performance of the fund's other share classes due to differences in charges and expenses. All dividends and capital gain distributions are reinvested.

The fund invests its assets in a "master portfolio" that has the same investment objective and policies as the fund.This is known as a master/feeder arrangement.The fund did not have its own performance as of 1/31/03.The performance information above represents the performance of the master portfolio (which represents the performance of its predecessor funds) and expenses of the master portfolio's predecessor funds, which were an unregistered fund and an open-end registered fund, through January 31, 2003 and the fund's performance thereafter. On January 31, 2000, the unregistered fund contributed all of its assets to the registered fund, which contributed all of its assets to the master portfolio before the fund commenced investment operations. Since the unregistered fund was not registered as a mutual fund, it was therefore not subject to certain investment restrictions that are imposed on mutual funds. If it had been registered as a mutual fund, its performance may have been adversely affected.The performance of the unregistered fund was calculated according to the standardized SEC method except that monthly rather than daily fund values were used.The fund commenced investment operations on 2/3/03. 1/2/96 represents the inception date of the master portfolio's predecessor fund. Performance figures for the master portfolio's predecessor funds have not been adjusted to reflect the fund's operating expenses; if these expenses had been reflected, such performance would have been lower.

The fund's performance shown in the line graph takes into account the maximum initial sales charges on Class A and Class T shares and all other applicable fees and expenses on all classes.The Index represents the small capitalization component of the Citigroup Broad Market Index which is a comprehensive float-weighted index of companies in 22 countries (excluding the U.S.) with market capitalizations of at least U.S. $100 million.The Index does not take into account charges, fees and other expenses which can contribute to the Index potentially outperforming or underperforming the fund. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

Average Annual Total Returns as of 9/30/06

	1 Year	5 Years	10 Years

Class A shares
with maximum sales charge (5.75%)	15.87%	24.80%	16.06%
without sales charge	22.95%	26.28%	16.76%
Class B shares
with applicable redemption charge †	17.97%	25.45%	16.76%
without redemption	21.97%	25.61%	16.76%
Class C shares
with applicable redemption charge ††	20.97%	25.60%	16.44%
without redemption	21.97%	25.60%	16.44%
Class R shares	23.24%	26.56%	16.89%
Class T shares
with applicable sales charge (4.5%)	17.12%	24.89%	16.12%
without sales charge	22.62%	26.04%	16.65%

Past performance is not predictive of future performance.The fund's performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class B shares assumes the conversion of Class B shares to Class A shares at the end of the sixth year following the date of purchase.

†	The maximum contingent deferred sales charge for Class B shares is 4%. After six years Class B shares convert to
Class A shares.
††	The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

The Fund 7

UNDERSTANDING YOUR FUND'S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund's prospectus or talk to your financial adviser.

Review your fund's expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier International Small Cap Fund from April 1, 2006 to September 30, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended September 30, 2006
	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 †	$ 7.53	$ 11.23	$ 11.23	$ 6.38	$ 8.68
Ending value (after expenses)	$1,003.80	$1,000.00	$1,000.00	$1,004.90	$1,002.30

COMPARING YOUR FUND'S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC's method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended September 30, 2006

	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 †	$ 7.59	$ 11.31	$ 11.31	$ 6.43	$ 8.74
Ending value (after expenses)	$1,017.55	$1,013.84	$1,013.84	$1,018.70	$1,016.39

† Expenses are equal to the fund's annualized expense ratio of 1.50% for Class A, 2.24% for Class B, 2.24% for
Class C, 1.27% for Class R and 1.73% for Class T multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

8

Dreyfus Premier Stock Funds
Dreyfus Premier I n te r n a t i o n a l	S m a l l	Cap	Fu n d

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2006

				Value

Assets ($):
Investment in The Boston Company International
Small Cap Portfolio (Portfolio), at value (Note 1A)				339,154,720
Receivable for Fund shares sold				172,032
Receivable from administrator (Note 2)				20,118
Prepaid expenses				22,728
				339,369,598

Liabilities ($):
Payable for Fund shares redeemed				306,191
Accrued registration fees				28,606
Accrued transfer agent fees				32,711
Accrued professional fees				25,467
Accrued distribution fees				53,344
Accrued shareholder service fees				66,252
Other accrued expenses and liabilities				9,707
				522,278

Net Assets ($)				338,847,320

Composition of Net Assets ($):
Paid-in capital				280,556,612
Undistributed net investment income				788,669
Accumulated net realized gain				17,521,482
Net unrealized appreciation				39,980,557

Net Assets ($)				338,847,320

Net Assets Attributable to ($):
Class A				241,847,081
Class B				16,680,541
Class C				71,852,831
Class R				7,512,142
Class T				954,725

The Fund 9

Dreyfus Premier Stock Funds

Dreyfus Premier I n te r n a t i o n a l Small Cap Fu n d

STATEMENT OF ASSETS AND LIABILITIES September 30, 2006 (continued)
Value

Shares of beneficial shares outstanding:
Class A	9,099,663
Class B	641,473
Class C	2,764,295
Class R	279,881
Class T	36,145

Net Asset Value Per Share ($):
(Net Assets/Shares outstanding)
Class A	26.58
Class B	26.00
Class C	25.99
Class R	26.84
Class T	26.41

The accompanying notes are an integral part of the financial statements

10

Dreyfus Premier Stock Funds

Dreyfus Premier I n te r n a t i o n a l Small Cap Fu n d

STATEMENT OF OPERATIONS For the Year Ended September 30, 2006
Value

Investment Income (Note 1B) ($):
Dividend income allocated from Portfolio
(net of foreign withholding taxes $566,890)	5,476,773
Interest and security lending income allocated from Portfolio	384,533
Expenses allocated from Portfolio	(3,204,556)
Net investment income allocated from Portfolio	2,656,750
Expenses:
Professional fees	50,422
Registration fees	130,149
Trustees' fees and expenses	16,826
Distribution fees (Note 2b)	606,825
Shareholder servicing costs (Note 2c)	730,044
Administration fees (Note 2c)	297,777
Transfer agent fees (Note 2c)	126,487
Prospectus and shareholders' reports	45,605
Custodian fees	112,395
Miscellaneous	12,798
Total Expenses	2,129,328
Less—reimbursement of Fund operating expenses (Note 2a)	(269,590)
Net Expenses	1,859,738
Investment Income—Net	797,012

Realized and Unrealized Gain (Loss) ($):
Net realized gain (loss) allocated from Portfolio on:
Investment securities, futures transactions, foreign currency
exchange transactions and forward currency transactions	27,708,387
Change in unrealized appreciation (depreciation) allocated from Portfolio on:
Investment securities, futures transactions, foreign currency
exchange translations and forward currency contracts	26,902,565
Net Realized and Unrealized Gain (Loss) on Investments	54,610,952
Net Increase in Net Assets from Operations	55,407,964

The accompanying notes are an integral part of the financial statements

The Fund 11

Dreyfus Premier Stock Funds

Dreyfus Premier I n te r n a t i o n a l Small Cap Fu n d

STATEMENTS OF CHANGES IN NET ASSETS
	Year Ended
	September 30, 2006	Year Ended
	(Unaudited)	September 30, 2005

Operations ($):
Increase (Decrease) in Net Assets
From Investment Operations:
Net investment income (loss)	797,012	316,236
Net realized gain (loss)	27,708,387	4,081,879
Change in net unrealized
appreciation (depreciation)	26,902,565	13,038,490
Net Increase (Decrease) in Net Assets
from Investment Operations	55,407,964	17,436,605

Dividend to Shareholders from ($):
Net investment income:
Class A	(211,060)	(12,840)
Class R	(1,386)	(291)
Class T	(30)	(30)
From net realized gains on investments:
Class A	(1,155,422)	(1,252)
Class B	(111,951)	(402)
Class C	(372,642)	(460)
Class R	(4,285)	(17)
Class T	(6,695)	(20)
Total Dividends	(1,863,471)	(15,312)

Fund Share (Principle) Transactions (Note 4) ($):
Net proceeds from sale of shares:
Class A	164,402,248	87,896,666
Class B	6,335,851	8,107,001
Class C	35,360,820	29,966,101
Class R	12,474,335	248,113
Class T	179,490	738,372

12

	Year Ended
	September 30, 2006	Year Ended
	(Unaudited)	September 30, 2005

Fund Share (Principle) Transactions
(Note 4) ($) (continued):
Dividends reinvested:
Class A	799,038	10,680
Class B	84,589	352
Class C	131,890	207
Class R	4,952	308
Class T	6,037	50
Cost of shares redeemed:
Class A	(57,708,208)	(7,318,014)
Class B	(3,980,781)	(1,244,834)
Class C	(9,462,605)	(817,526)
Class R	(5,750,183)	(49,316)
Class T	(203,889)	(158,751)
Net Increase (Decrease) in Net Assets
from Capital Transactions	142,673,584	117,379,409
Total Increase (Decrease) in Net Assets	196,218,077	134,800,702

Net Assets ($):
Beginning of period	142,629,243	7,828,541
End of period	338,847,320	142,629,243
Undistibuted investment income—net	788,669	217,251

The accompanying notes are an integral part of the financial statements

The Fund 13

Dreyfus Premier Stock Funds

Dreyfus Premier I n te r n a t i o n a l Small Cap Fu n d

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during the period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund's financial statements.

		Year Ended September 30,

Class A Shares	2006	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	21.80	15.78	12.07	8.98
From Investment Operations:
Net Investment income † b	.12	.18	.11	.06
Net realized and unrealized
gain on investments	4.85	5.86	3.69	3.03
Total from investment operations	4.97	6.04	3.80	3.09
Distributions:
Dividends from investment income—net	(.03)	(.02)	(.03)	—
Dividends from net realized
gains on investments	(.16)	(.00)[c]	(.06)	—
Total Distributions	(.19)	(.02)	(0.09)	—
Net asset value, end of period	26.58	21.80	15.78	12.07

Total Return (%) [d]	22.95	38.33	31.66	34.41[e]

Ratio/Supplemental Data (%):
Expenses (to average daily net assets) †	1.50	1.63	1.69	1.12[e]
Net investment income
(to average daily net assets) †	.47	.85	.79	.58[e]

Net Assets, end of period ($ X 1,000)	241,847	96,397	4,363	32

† The expense ratio includes those expenses allocated from the portfolio in which the Fund is invested. For the period indicated, the administrator voluntarily agreed to reimburse the Fund for all or a portion of its operating expense. If this voluntary action had not been taken, the investment loss per share and ratios would have been:

Net investment income (loss) per share ($) [b]	.10	.13	(.23)	(17.31)
Ratios (to average daily net assets) (%):
Expenses	1.58	1.84	4.19	166.94[e]
Net investment Income (loss)	.39	.64	(1.71)	(165.24)[e]
[a] From February 1, 2003 (commencement of operations) to September 30, 2003.
[b] Calculated based on average shares outstanding.
[c] Amount represents less than $.01 per share.
[d] Total return would have been lower in the absence of expense waivers and was calculated exclusive of sales charge.
[e] Not annualized.
The accompanying notes are an integral part of the financial statements.

14

		Year Ended September 30,

Class B Shares	2006	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	21.46	15.62	11.99	8.98
From Investment Operations:
Net Investment income † b	(.09)	.02	.00[c]	.01
Net realized and unrealized
gain on investments	4.79	5.82	3.70	3.00
Total from investment operations	4.70	5.84	3.70	3.01
Distributions:
Dividends from investment income—net	—	—	(.01)	—
Dividends from net realized
gains on investments	(.16)	(.00)[c]	(.06)	—
Total Distributions	(.16)	(.00)[c]	(.07)	—
Net asset value, end of period	26.00	21.46	15.62	11.99

Total Return (%) [d]	21.97	37.47	30.94	33.52[e]

Ratio/Supplemental Data (%):
Expenses (to average daily net assets) †	2.25	2.38	2.44	1.61[e]
Net investment income
(to average daily net assets) †	(.36)	.10	.02	.08[e]

Net Assets, end of period ($ X 1,000)	16,681	10,961	2,202	73

† The expense ratio includes those expenses allocated from the portfolio in which the Fund is invested. For the period indicated, the administrator voluntarily agreed to reimburse the Fund for all or a portion of its operating expense. If this voluntary action had not been taken, the investment loss per share and ratios would have been:

Net investment income (loss) per share ($) [b]	(.13)	(.04)	(.33)	(18.03)
Ratios (to average daily net assets) (%):
Expenses	2.39	2.68	4.93	167.44[e]
Net investment (loss)	(.50)	(.20)	(2.47)	(165.75)[e]
[a] From February 1, 2003 (commencement of operations) to September 30, 2003.
[b] Calculated based on average shares outstanding.
[c] Amount represents less than $.01 per share.
[d] Total return would have been lower in the absence of expense waivers and was calculated exclusive of sales charge.
[e] Not annualized.
The accompanying notes are an integral part of the financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)
		Year Ended September 30,

Class C Shares	2006	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	21.46	15.62	11.99	8.98
From Investment Operations:
Net Investment income † b	(.08)	.04	.00[c]	.01
Net realized and unrealized
gain on investments	4.77	5.80	3.69	3.00
Total from investment operations	4.69	5.84	3.69	3.01
Distributions:
Dividends from investment income—net	—	—	(.00)[c]	—
Dividends from net realized
gains on investments	(.16)	(.00)[c]	(.06)	—
Total Distributions	(.16)	(.00)[c]	(.06)	—
Net asset value, end of period	25.99	21.46	15.62	11.99

Total Return (%) [d]	21.97	37.40	30.89	33.52[e]

Ratio/Supplemental Data (%):
Expenses (to average daily net assets) †	2.25	2.38	2.44	1.61[e]
Net investment income
(to average daily net assets) †	(.31)	.10	.02	.09[e]

Net Assets, end of period ($ X 1,000)	71,853	34,078	1,055	50

† The expense ratio includes those expenses allocated from the portfolio in which the Fund is invested. For the period indicated, the administrator voluntarily agreed to reimburse the Fund for all or a portion of its operating expense. If this voluntary action had not been taken, the investment loss per share and ratios would have been:

Net investment income (loss) per share ($) [b]	(.11)	(.01)	(.33)	(17.65)
Ratios (to average daily net assets) (%):
Expenses	2.36	2.61	4.93	167.43[e]
Net investment (loss)	(.43)	(.05)	(2.47)	(165.73)[e]
[a] From February 1,2003 (commencement of operations) to September 30, 2003.
[b] Calculated based on average shares outstanding.
[c] Amount represents less than $.01 per share.
[d] Total return would have been lower in the absence of expense waivers and was calculated exclusive of sales charge.
[e] Not annualized.
The accompanying notes are an integral part of the financial statements.

16

		Year Ended September 30,

Class R Shares	2006	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	21.97	15.84	12.07	8.98
From Investment Operations:
Net Investment income † b	.27	.22	.14	.08
Net realized and unrealized
gain on investments	4.80	5.94	3.73	3.01
Total from investment operations	5.07	6.16	3.87	3.09
Distributions:
Dividends from investment income—net	(.04)	(.03)	(.04)	—
Dividends from net realized
gains on investments	(.16)	(.00)[c]	(.06)	—
Total Distributions	(.20)	(.03)	(.10)	—
Net asset value, end of period	26.84	21.97	15.84	12.07

Total Return (%) [d]	23.24	38.98	32.22	34.41[e]

Ratio/Supplemental Data (%):
Expenses (to average daily net assets) †	1.25	1.38	1.44	.95[e]
Net investment income
(to average daily net assets) †	1.05	1.11	1.00	.74[e]

Net Assets, end of period ($ X 1,000)	7,512	414	139	9

† The expense ratio includes those expenses allocated from the portfolio in which the Fund is invested. For the period indicated, the administrator voluntarily agreed to reimburse the Fund for all or a portion of its operating expense. If this voluntary action had not been taken, the investment loss per share and ratios would have been:

Net investment income (loss) per share ($) [b]	.27	.16	(.21)	16.87
Ratios (to average daily net assets) (%):
Expenses	1.31	1.68	3.94	166.78[e]
Net investment Income (loss)	.99	.83	(1.50)	(165.09)[e]
[a] From February 1,2003 (commencement of operations) to September 30, 2003.
[b] Calculated based on average shares outstanding.
[c] Amount represents less than $.01 per share.
[d] Total return would have been lower in the absence of expense waivers and was calculated exclusive of sales charge.
[e] Not annualized.
The accompanying notes are an integral part of the financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)
		Year Ended September 30,

Class T Shares	2006	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	21.69	15.72	12.03	8.98
From Investment Operations:
Net Investment income † b	.02	.14	.07	.04
Net realized and unrealized
gain on investments	4.86	5.83	3.70	3.01
Total from investment operations	4.88	5.97	3.77	3.05
Distributions:
Dividends from investment income—net	(.00)[c]	(.00)[c]	(.02)	—
Dividends from net realized
gains on investments	(.16)	(.00)[c]	(.06)	—
Total Distributions	(.16)	(.00)[c]	(.08)	—
Net asset value, end of period	26.41	21.69	15.72	12.03

Total Return (%) [d]	22.62	38.02	31.47	33.96[e]

Ratio/Supplemental Data (%):
Expenses (to average daily net assets) †	1.75	1.88	1.94	1.28[e]
Net investment income
(to average daily net assets) †	.09	.60	.50	.41[e]

Net Assets, end of period ($ X 1,000)	955	780	69	9

† The expense ratio includes those expenses allocated from the portfolio in which the Fund is invested. For the period indicated, the administrator voluntarily agreed to reimburse the Fund for all or a portion of its operating expense. If this voluntary action had not been taken, the investment loss per share and ratios would have been:

Net investment income (loss) per share ($) [b]	(.01)	.09	(.29)	(16.88)
Ratios (to average daily net assets) (%):
Expenses	1.89	2.18	4.43	167.10[e]
Net investment Income (loss)	(.05)	.43	(2.05)	(165.41)[e]
[a] From February 1,2003 (commencement of operations) to September 30, 2003.
[b] Calculated based on average shares outstanding.
[c] Amount represents less than $.01 per share.
[d] Total return would have been lower in the absence of expense waivers and was calculated exclusive of sales charge.
[e] Not annualized.
The accompanying notes are an integral part of the financial statements.

18

Dreyfus Premier Stock Funds

Dreyfus Premier I n te r n a t i o n a l Small Cap Fu n d

N O T E S T O F I N A N C I A L S TAT E M E N T S

NOTE 1—Significant Accounting Policies:

Dreyfus Premier International Small Cap Fund (the "Fund") is a separate diversified portfolio of Dreyfus Premier Stock Funds (the "Company") which is registered under the Investment Company Act of 1940 (the "1940 Act"), as an open-end management investment company and operates as a series company currently offering one series.The Fund's investment objective seeks to provide investors with long-term capital growth.The Dreyfus Corporation ("Dreyfus") serves as the Fund's administrator. Dreyfus is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon Financial").

The Fund is a "feeder fund" that invests all of its investable assets in a "master" portfolio known as The Boston Company International Small Cap Portfolio (the "Portfolio"), a series of the Mellon Institutional Funds Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust and which has the same investment objective as the Fund. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of companies that are located in foreign countries represented in the Citigroup Extended Market Ex-U.S. Index and to a limited extent, emerging markets. The Boston Company Asset Management LLC ("TBCAM"), a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of Dreyfus, is the investment adviser to the Portfolio. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 30.9% at September 30, 2006).The performance of the Fund is directly affected by the performance of the Portfolio.The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of Dreyfus, is the distributor of the Fund's shares.The Fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class B, Class C, Class R and Class T. Class A and Class T shares are subject to a sales

The Fund 19

N O T E S T O F I N A N C I A L S TAT E M E N T S (continued)

charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC on Class C shares redeemed within one year of purchase and Class R shares are sold at net asset value per share only to institutional investors. Other differences among the classes include the services offered to, and the expenses borne by, each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Effective on March 1, 2006, Class A shares of the Fund may be purchased at net asset value ("NAV") without payment of a sales charge:

  By qualified investors who (i) purchase Class A shares directly through the Distributor, and (ii) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account directly through the Distributor in a Dreyfus-managed fund, including the fund, or a Founders Asset Management LLC
  ("Founders") managed fund since on or before February 28, 2006. Founders is a wholly-owned subsidiary of the Distributor.
  With the cash proceeds from an investor's exercise of employmentrelated stock options, whether invested in the fund directly or indirectly through an exchange from a Dreyfus-managed money market fund, provided that the proceeds are processed through an entity that has entered into an agreement with the Distributor specifically relating to processing stock options. Upon establishing the account in the fund or the Dreyfus-managed money market fund, the investor and the investor's spouse and minor children become eligible to purchase Class A shares of the fund at NAV, whether or not using the proceeds of the employment-related stock options.
  By members of qualified affinity groups who purchase Class A shares directly through the Distributor, provided that the qualified affinity group has entered into an affinity agreement with the Distributor.
20

Effective on March 1, 2006, Class A and Class T shares of the Fund may be purchased at NAV without payment of a sales charge:

  For Dreyfus-sponsored IRA "Rollover Accounts" with the distribution proceeds from qualified and non-qualified retirement plans or a Dreyfus-sponsored 403(b)(7) plan, provided that, in the case of a qualified or non-qualified retirement plan, the rollover is processed through an entity that has entered into an agreement with the Distributor specifically relating to processing rollovers. Upon establishing the Dreyfus-sponsored IRA rollover account in the fund, the shareholder becomes eligible to make subsequent purchases of Class A or Class T shares of the fund at NAV in such account.

Effective June 1, 2006, the Fund no longer offers Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Fund's financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates and assumptions.Actual results could differ from those estimates and affect the reported amounts and disclosures in the financial statements.

In the normal course of business, the fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the fund under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. However, based on experience, the fund expects the risks of loss to be remote.

The Fund 21

N O T E S T O F I N A N C I A L S TAT E M E N T S (continued)

(a) Investment security valuations: The Fund records its investment in the Portfolio at value.The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

(b) Securities transactions and investment income: Securities transactions are recorded as of the trade date. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio,less all accrued expenses of the Fund determined in accordance with U.S. generally accepted accounting principles. All realized and unrealized gains and losses of the Portfolio are allocated pro rata among the investors in the Portfolio.

(c) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from net investment income and from net realized capital gain, if any, are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code").To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio.

(d) Allocation of operating activity: The majority of expenses of the Portfolio Trust are directly identifiable to an individual portfolio comprising the Portfolio Trust. Expenses which are not readily identifiable to a specific portfolio are allocated, taking into consideration, among other things, the nature and type of expense and the relative size of the portfolios.

Investment income, common expenses and realized and unrealized gains and losses are allocated among the share classes of the Fund based on the relative net assets of each class. Distribution fees and shareholder servicing fees, which are directly attributable to a class of the Fund's shares, are charged to that class' operations.

22

(e) Federal income taxes: The Fund intends to qualify as a "regulated investment company", if such qualification is in the best interest of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48,"Accounting for Uncertainty in Income Taxes -an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date.At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

As of September 30, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed capital gains	$17,520,427
Undistributed ordinary income	$ 1,130,115

See corresponding master portfolio for tax basis unrealized appreciation/(depreciation) information.

The tax character of distributions paid to shareholders during the fiscal periods ended September 30, 2006 and September 30, 2005, respectively, were as follows: ordinary income $288,644 and $14,127 and capital gains $1,574,827 and $1,185.

During the period ended September 30, 2006, as a result of permanent book to tax differences, the fund decreased accumulated undistributed investment income-net by $13,118, decreased accumulated net realized

The Fund 23

N O T E S T O F I N A N C I A L S TAT E M E N T S (continued)

gains by $10,185,182 and increased paid-in capital by $10,198,300. Net assets were not affected by this reclassification.

NOTE 2—Investment Advisory Fee and Other Transactions With Affiliates:

(a)The Fund does not directly pay any investment advisory fees,but indirectly bears its pro rata share of the compensation paid by the Portfolio to TBCAM for such services. See Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the Portfolio, until November 30, 2006, so that fund expenses (excluding Rule 12b-1 distribution plan fees, shareholder services plan fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.45% . Pursuant to this expense limitation, for the period ended September 30, 2006, Dreyfus voluntarily reimbursed the Fund in the amount of $269,590 for its operating expenses.

During the period ended September 30, 2006, the Fund has been advised that the Distributor retained $104,809 and $319 from commissions earned on sales of Class A and Class T shares, respectively, and $20,507 and $27,092 from contingent deferred sales charges on redemptions of the Fund's Class B and Class C shares, respectively.

(b) Under a Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the 1940 Act, the Fund pays the Distributor for distributing its Class B, Class C and Class T shares at an annual rate of .75 of 1% of the value of the average daily net assets of Class B and Class C shares and .25 of 1% of the value of the average daily net assets of Class T shares. During the period ended September 30, 2006, Class B, Class C and Class T shares were charged $125,442, $478,943 and $2,440, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, the Fund pays the Distributor as to Class A, Class B, Class C and Class T shares, at an annual rate of

24

.25 of 1% of the value of the average daily net assets of the shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended September 30, 2006, Class A, Class B, Class C and Class T shares were charged $526,142, $41,814, $159,648 and $2,440, respectively, pursuant to the Shareholder Services Plan.

The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended March 31, 2006, the Fund was charged $126,487 pursuant to the transfer agency agreement.

The Fund compensates Mellon Bank, N.A., an affiliate of Dreyfus, under an agreement for providing personnel and facilitates to perform accounting and administration services for the Fund at an annual rate of .10% of the value of the Fund's average daily net assets. During the period ended September 30, 2006, the Fund was charged $297,777 pursuant to an administration service fee agreement.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Investment Transactions:

Increases and decreases in the Fund's investment in the Portfolio for the period ended September 30, 2006 aggregated $222,646,075 and $80,657,437, respectively.

The Fund 25

N O T E S T O F I N A N C I A L S TAT E M E N T S (continued)

NOTE 4—Capital Share Transactions:
	Year Ended	Year Ended
	September 30, 2006	September 30, 2005

Class A: †
Shares sold	6,924,029	4,527,128
Dividends reinvested	34,961	613
Shares redeemed	(2,281,375)	(382,141)
Net increase	4,677,615	4,145,600
Class B: †
Shares sold	287,834	436,265
Dividends reinvested	3,768	20
Shares redeemed	(160,770)	(66,596)
Net increase	130,832	369,689
Class C:
Shares sold	1,551,660	1,564,161
Dividends reinvested	5,869	12
Shares redeemed	(381,397)	(43,541)
Net increase	1,176,132	1,520,632
Class R:
Shares sold	490,661	12,976
Dividends reinvested	215	17
Shares redeemed	(229,836)	(2,911)
Net increase	261,040	10,082
Class T:
Shares sold	8,155	39,464
Dividends reinvested	266	3
Shares redeemed	(8,241)	(7,903)
Net increase	180	31,564

†	During the period ended September 30, 2006, 40,245 Class B shares representing $968,616 were automatically converted to 38,552 Class A shares and during the period ended September
30, 2005, 7,923 Class B shares representing $155,347 were automatically converted to 7,816
Class A shares.

At September 30, 2006, three shareholders of record held approximately 65% of the total outstanding shares of the Fund. Investment activity of these shareholders could have a material impact on the Fund.

26

Dreyfus Premier Stock Funds

Dreyfus Premier I n te r n a t i o n a l Small Cap Fu n d

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Directors of Dreyfus Premier Stock Funds and the Shareholders of Dreyfus Premier International Small Cap Fund:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dreyfus Premier International Small Cap Fund (the "Fund") at September 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and the period from February 1, 2003 (commencement of operations) to September 30, 2003, in conformity with accounting principles generally accepted in the United States of America.These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements,assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.We believe that our audits, which included agreement of the amount of the investment in the Portfolio at September 30, 2006 to the Portfolio's records, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP New York, New York November 17, 2006

The Fund 27

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the Fund elects to provide each shareholder with their portion of the Fund's foreign taxes paid and the income sourced from foreign countries.Accordingly, the Fund hereby makes the following designations regarding its fiscal year ended September 30, 2006:

—the total amount of taxes paid to foreign countries was $506,328

—the total amount of income sourced from foreign countries was
$4,407,907

As required by federal tax law rules, shareholders will receive notification of their proportionate share of foreign taxes paid and foreign sourced income for the 2006 calendar year with Form 1099-DIV which will be mailed by January 31, 2007.

Also certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $256,893 represents the maximum amount that may be considered qualified dividend income.

Also, the fund designates $.1530 per share as a long-term capital gain distribution paid on December 20, 2005.

28

PROXY RESULTS (Unaudited)

Dreyfus Premier Stock Funds held a special meeting of shareholders on September 20, 2006. Shareholders voted on the election of four additional Trustees and the voting results were as follows:

		Shares

	Votes For		Authority Withheld

Gordon J. Davis	17,900,828		156,946
Joni Evans	17,896,019		161,755
Arnold S. Hiatt	17,890,554		167,220
Burton N. Wallack	17,899,732		158,042

Each nominee was elected by shareholders to serve as a Trustee commencing no later than January 1, 2007.

The Fund 29

Dreyfus Premier Stock Funds

Dreyfus Premier I n te r n a t i o n a l Small Cap Fu n d

BOARD MEMBERS INFORMATION (Unaudited)
Joseph S. DiMartino (62) Chairman of the Board (2003)
Principal Occupation During Past 5 Years: • Corporate Director and Trustee
Other Board Memberships and Affiliations:
  The Muscular Dystrophy Association, Director
  Levcor International, Inc., an apparel fabric processor, Director
  Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
  The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
  Sunair Services Corporation, engaging in the design, manufacture and sale of high frequency systems for long-range voice and data communications, as well as providing certain outdoor-related services to homes and businesses, Director

No. of Portfolios for which Board Member Serves: 189

———————

David W. Burke (70) Board Member (2003)
Principal Occupation During Past 5 Years: • Corporate Director and Trustee.
Other Board Memberships and Affiliations:

  John F. Kennedy Library Foundation, Director
  U.S.S. Constitution Museum, Director
No. of Portfolios for which Board Member Serves: 80

———————

William Hodding Carter III (71) Board Member (2003)

Principal Occupation During Past 5 Years:
  Professor of Leadership & Public Policy, University of North Carolina, Chapel Hill (January 1, 2006-present)
  President and Chief Executive Officer of the John S. and James L. Knight Foundation (February 1, 1998-February 1, 2006)
Other Board Memberships and Affiliations:
  The Century Foundation, Emeritus Director
  The Enterprise Corporation of the Delta, Director
No. of Portfolios for which Board Member Serves: 12
30

Ehud Houminer (66) Board Member (2003)

Principal Occupation During Past 5 Years:

• Executive-in-Residence at the Columbia Business School, Columbia University

Other Board Memberships and Affiliations:
  Avnet Inc., an electronics distributor, Director
  International Advisory Board to the MBA Program School of Management, Ben Gurion University, Chairman
  Explore Charter School, Brooklyn, NY,Trustee
No. of Portfolios for which Board Member Serves: 60

———————

Richard C. Leone (66) Board Member (2003)
Principal Occupation During Past 5 Years:

  President of The Century Foundation (formerly,The Twentieth Century Fund, Inc.), a tax exempt research foundation engaged in the study of economic, foreign policy and domestic issues
Other Board Memberships and Affiliations:
  The American Prospect, Director
  Center for American Progress, Director
No. of Portfolios for which Board Member Serves: 12

———————

Hans C. Mautner (68) Board Member (2003)
Principal Occupation During Past 5 Years:

  President—International Division and an Advisory Director of Simon Property Group, a real estate investment company (1998-present)
  Director and Vice Chairman of Simon Property Group (1998-2003)
  Chairman and Chief Executive Officer of Simon Global Limited (1999-present)
Other Board Memberships and Affiliations:
  Capital and Regional PLC, a British co-investing real estate asset manager, Director
  Member Board of Managers of: Mezzacappa Long/Short Fund LLC
No. of Portfolios for which Board Member Serves: 12

The Fund 31

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Robin A. Melvin (43) Board Member (2003)
Principal Occupation During Past 5 Years:
  Director, Boisi Family foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances

No. of Portfolios for which Board Member Serves: 12

———————

John E. Zuccotti (69) Board Member (2003)

Principal Occupation During Past 5 Years:
  Chairman of Brookfield Financial Properties, Inc.
  Senior Counsel of Weil, Gotshal & Manges, LLP
  Chairman of the Real Estate Board of New York
Other Board Memberships and Affiliations:
  Emigrant Savings Bank, Director
  Wellpoint, Inc., Director
  Visiting Nurse Service of New York, Director
  Columbia University,Trustee
  Doris Duke Charitable Foundation,Trustee

No. of Portfolios for which Board Member Serves: 12

———————

Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund's Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

32

Dreyfus Premier Stock Funds

Dreyfus Premier I n te r n a t i o n a l Small Cap Fu n d

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since April 2000.

Chairman of the Board and Chief Executive Officer of the Manager, and an officer of 90 investment companies (comprised of 189 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 61 years old and has been an employee of the Manager since May 1995.

MARK N. JACOBS, Vice President since April 2000.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. He is 60 years old and has been an employee of the Manager since June 1977.

MICHAEL A. ROSENBERG, Vice President and Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Associate General Counsel and Assistant Secretary of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. She is 50 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. She is 43 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since February 1991.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since April 1985.

The Fund 33

OFFICERS OF THE FUND (Unaudited) (continued)

ERIK D. NAVILOFF, Assistant Treasurer since August 2005.

Senior Accounting Manager – Taxable Fixed Income Funds of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Manager since November 1992.

ROBERT ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since October 1988.

ROBERT SVAGNA, Assistant Treasurer since December 2002.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since November 1990.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Manager since April 1991.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (91 investment companies, comprised of 205 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon's Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 49 years old and has served in various capacities with the Manager since 1980, including manager of the firm's Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since October 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 87 investment companies (comprised of 201 portfolios) managed by the Manager. He is 36 years old and has been an employee of the Distributor since October 1998.

34

Mellon Institutional Funds Master Portfolio

THE B o s to n Co m p a ny I n te r n a t i o n a l Small Cap Po r tfo l i o

PORTFOLIO INFORMATION as of September 30, 2006 (Unaudited)
			Percentage of
Top Ten Holdings †	Country	Sector	Net Assets

Inmet Mining Corp.	Canada	Materials	1.3%
Mitsubishi Gas Chemical Co., Inc.	Japan	Materials	1.2
Oxiana Ltd.	Australia	Materials	1.0
C & C Group PLC	Ireland	Consumer Staples	1.0
Vallourec SA	France	Materials	0.9
China Overseas Land
& Investment Ltd.	Hong Kong	Financials	0.9
Continental AG	Germany	Consumer Discretionary	0.8
Natexis Banques Populaires	France	Financials	0.8
IPSCO, Inc.	Canada	Materials	0.8
Euler Hermes SA	France	Financials	0.8
			9.5%

† Excludes short-term securities and cash collateral investments.

Percentage of
Geographic Region Allocation †	Investments

Europe ex U.K.	49.2%
U.K.	19.0
Asia ex Japan	7.7
Japan	18.4
Americas ex U.S.	5.7
100.0%

* Excludes short-term securities and cash collateral investments.

The Boston Company International Small Cap Fund invests in an interest of The Boston Company International Small Cap Portfolio (See Note 1 of the Fund's Notes to Financial Statements).The Portfolio is actively managed. Current holdings may be different than those presented above.

The Fund 35

Mellon Institutional Funds Master Portfolio

THE B o s to n Co m p a ny I n te r n a t i o n a l Small Cap Po r tfo l i o

SCHEDULE OF INVESTMENTS September 30, 2006
		Value ($)
Security	Shares	(Note 1A)

UNAFFILIATED INVESTMENTS—100.0%
COMMON EQUITIES—96.7%
Australia—2.8%
Healthscope Ltd.	971,600	3,425,611
Oil Search Ltd.	1,609,800	4,055,814
Oxiana Ltd.	5,216,500	11,276,299
Pacific Brands Ltd.	1,488,600	2,807,294
Record Investments Ltd.	952,100	7,551,158
United Group Ltd.	109,181	1,155,646
		30,271,822
Austria—1.1%
Andritz AG	20,200	3,081,316
Boehler-Uddeholm	155,440	8,743,264
		11,824,580
Belgium—2.2%
Delhaize Group	90,400	7,594,052
Mobistar SA	79,200 [a]	6,557,792
NV Union Miniere SA	43,760	6,475,412
Option NV	168,700 [a]	3,401,194
		24,028,450
Canada—5.6%
Astral Media, Inc.	151,900	5,470,249
Canaccord Captial, Inc.	202,900	3,105,056
Ensign Resource Service Group, Inc.	353,100	5,861,827
Gildan Activewear, Inc.	130,300 [a]	6,336,587
Inmet Mining Corp.	370,700	14,019,851
IPSCO, Inc.	102,600	8,896,469
Kingsway Financial Servises	210,300	4,780,401
Metro, Inc.	112,100	3,370,825
Northbridge Financial	110,600	2,999,087
Toromont Industries Ltd.	142,900	2,973,353
Trican Well Service Ltd.	214,000	3,606,247
		61,419,952
Denmark—0.3%
East Asiatic Co., Ltd.	73,600	3,455,458

36

		Value ($)
Security	Shares	(Note 1A)

Finland—2.0%
Cargotec Corp.	77,100	3,262,345
KCI Konecranes Oyj	210,200	3,990,008
Outokumpu Oyj	126,200	3,221,235
Rautaruukki Oyj	270,800	7,777,430
Wartsila Oyj	78,900	3,201,446
		21,452,464
France—8.1%
Alten (a)	136,220	4,318,174
Bacou Dalloz	32,300	3,786,419
Ciments Francais	29,950	4,750,873
CNP Assurances	45,240	4,388,370
Compagnie Generale de Geophysique SA	34,700[a,b]	5,337,151
Euler Hermes SA	73,860	8,794,156
Eutelsat Communications	194,900	3,358,540
Iliad SA	92,000	6,614,395
Natexis Banques Populaires	32,500	9,000,264
Nexans SA	71,230	6,191,411
Pierre & Vacances	34,400	3,899,556
Pinguely-Haulotte	174,900	4,526,391
Publicis Groupe	77,500	3,052,266
Silicon-On-Insulator Technologies (SOITEC) (a)	143,100	4,137,078
SR Teleperformance	87,100	3,247,018
Vallourec SA	40,650	9,478,978
Vinci SA	36,540	4,068,013
		88,949,053
Germany—6.5%
Aareal Bank AG	94,700[a]	4,200,384
Continental AG	78,040	9,048,420
Deutsche Boerse AG	56,970	8,567,422
Deutsche Euroshop AG	45,800	3,174,927
Deutsche Postbank AG	75,690	5,744,099
Hypo Real Estate Holding	53,690	3,349,483
Lanxess	98,700[a]	4,236,382
Leoni AG	114,490	3,992,266

The Fund 37

STATEMENT OF INVESTMENTS (continued)
		Value ($)
Security	Shares	(Note 1A)

Germany (continued)
Man AG	76,700	6,490,839
MPC Capital AG	47,100	3,920,802
MTU Aero Engines Holding AG	89,800	3,355,643
Software AG	80,160	4,907,318
Stada Arzneimittel AG	120,960	6,179,571
Wincor Nixdorf AG	28,220	4,102,516
		71,270,072
Hong Kong—1.9%
China Overseas Land & Investment Ltd.	12,096,000	9,331,608
Hengan International Group Co., Ltd.	3,413,400	7,334,709
Wing Hang Bank Ltd.	395,900	3,867,323
		20,533,640
Ireland—2.1%
C & C Group PLC	810,800	11,010,891
FBD Holdings PLC	73,900	3,532,686
Grafton Group PLC	313,570 [a]	4,135,110
IAWS Group PLC	216,300	4,015,289
		22,693,976
Italy—4.9%
AEM Spa	1,787,700	4,828,292
Amplifon Spa	388,500	3,064,084
Azimut Holding Spa	287,400	3,279,809
Banca Popolare di Milano Scarl (BPM)	381,100	5,040,139
Banche Popolari Unite	117,300	3,156,186
Banco Popolare di Verona e Novara	304,560	8,414,908
Credito Emiliano Spa	411,300	5,841,118
Fondiaria-Sai Spa	125,240	5,493,041
Milano Assicurazioni Spa	736,550	5,449,571
Recordati Spa	631,340	4,418,976
Terna Spa	1,766,300	5,140,039
		54,126,163
Japan—18.1%
Asahi Pretec Corp.	211,500	4,879,667
Chiyoda Integre Co., Ltd.	109,300	2,382,927

38

		Value ($)
Security	Shares	(Note 1A)

Japan (continued)
CKD Corp.	337,400	3,847,920
Comsys Holdings Corp.	281,000	3,083,363
Creed Corp.	690	2,459,487
Dainippon Screen Manufacturing Co., Ltd.	498,900	4,536,607
Dainippon Sumitomo Pharma Co., Ltd.	309,000	3,712,395
EXEDY Corp.	221,200	5,993,057
Fuji Machine Mfg. Co., Ltd.	152,100	2,916,828
Goldcrest Co., Ltd.	76,500	4,151,765
Hitachi Construction Machinery Co., Ltd.	205,000	4,582,169
Hitachi High-Technologies Corp.	192,900	5,454,966
Izumi Co. Ltdronics, Inc.	157,000	5,702,565
Japan Aviation Electronics Industry Ltd.	299,000	4,232,732
Joint Corp.	193,800	6,629,007
Kansai Paint Co., Ltd.	523,000	3,954,271
Katokichi Co., Ltd.	444,100	3,628,452
Keihin Corp.	166,100 [a]	4,247,075
Kenedix, Inc.	1,417	7,906,215
Kyowa Exeo Corp.	501,000	5,234,392
Leopalace21 Corp.	162,700	5,937,152
Makita Corp.	127,500	3,745,872
Mitsubishi Gas Chemical Co., Inc.	1,157,400	12,572,553
Mori Seiki Co., Ltd.	174,800	3,337,347
Nichirei Corp.	578,000	3,048,802
Nippon Shokubai Ltd.	501,000	6,065,786
Nippon System Development Co., Ltd.	189,400	7,713,267
Nissin Kogyo Co., Ltd.	318,400	7,116,891
NTN Corp.	437,000	3,455,745
Pacific Management Corp.	1,730	4,101,262
Ricoh Leasing Co., Ltd.	111,900	2,842,266
Ryohin Keikaku	45,100	3,188,426
Sumisho Lease Co., Ltd.	144,800	8,164,999
Suruga Bank Ltd.	234,000	2,924,257
Taiyo Nippon Sanso Corp.	442,000	3,753,501
Takeuchi MFG Co., Ltd.	72,200	3,356,007

The Fund 39

STATEMENT OF INVESTMENTS (continued)
		Value ($)
Security	Shares	(Note 1A)

Japan (continued)
Tamron Co., Ltd.	237,000	4,193,802
Toho Pharmaceutical Co., Ltd.	200,000	3,572,940
Tokyo Ohka Kogyo Co., Ltd.	34,700	922,513
Toshiba Machine Co., Ltd.	580,000	4,601,304
Tsumura & Co.	185,000	4,276,099
Ulvac, Inc.	120,500	4,233,977
Urban Corp.	259,500	3,247,320
Yaskawa Electric Corp.	302,000	2,966,049
		198,873,997
Netherlands—3.8%
Aalberts Industries NV	89,120	6,605,093
DSM NV	121,800	5,342,163
Fugro NV	170,900	7,200,981
Koninklijke BAM Groep NV	340,150	6,012,464
SBM Offshore NV	222,860	6,055,828
Univar NV	111,000	4,651,721
USG People NV	88,500	6,188,823
		42,057,073
Norway—1.8%
Aker Yards ASA	69,700	5,343,289
Cermaq ASA	305,700	3,280,948
Tandberg Television ASA	370,100[a]	3,013,141
TGS Nopec Geophysical Co. ASA	497,300[a]	7,872,532
		19,509,910
Portugal—0.3%
Banco BPI SA	435,650	3,248,137
Singapore—0.6%
Singapore Petroleum Co., Ltd.	939,000	2,780,557
STATS ChipPAC Ltd.	6,087,000[a]	3,739,179
		6,519,736
South Korea—2.4%
Cheil Industries, Inc.	84,900	3,684,865
Daegu Bank	172,100	2,884,103
GS Engineering and Construction Corp.	69,200	4,843,561

40

		Value ($)
Security	Shares	(Note 1A)

South Korea (continued)
Hyundai Mipo Dockyard	56,300	7,024,107
Pusan Bank	333,900	4,130,503
Simm Tech Co., Ltd.	290,900	3,260,245
		25,827,384
Spain—4.1%
ACS Actividades	184,670	8,757,642
Banco Pastor SA	456,500	6,992,411
Banco Sabadell SA	184,660	6,635,779
Enagas	210,790	5,107,754
Fadesa Immobiliaria SA	150,960	6,709,176
Immobiliaria Urbis SA	200,810	6,584,656
Sol Melia SA	223,200	4,004,699
		44,792,117
Sweden—2.8%
Elekta AB	195,100	3,675,504
Getinge AB	186,400	3,409,818
Modern Times Group MTG AB	67,800	3,507,918
Nobia AB	222,400	7,438,432
Oriflame Cosmetics SA	97,500	3,234,383
Wihlborgs Fastigheter AB	272,000	4,901,436
WM-data AB	1,351,300	4,704,056
		30,871,547
Switzerland—6.5%
Actelion Ltd.	47,500 [a]	6,815,564
Bank Sarasin & Cie AG	1,160	3,423,498
Banque Cantonale Vaudoise (BCV)	12,800	5,144,365
Barry Callebaut AG	17,900 [a]	8,532,672
Galenica Holding AG	14,500	3,766,196
Geberit AG	3,980	4,851,252
Georg Fischer AG	11,200 [a]	5,249,300
Kuoni Reisen Holding AG	10,800 [a]	5,554,187
Phonak Holding AG	80,200	5,073,838
Rieter Holding AG	13,760	5,926,386
Sika AG	6,600 [a]	8,314,005

The Fund 41

STATEMENT OF INVESTMENTS (continued)
		Value ($)
Security	Shares	(Note 1A)

Switzerland (continued)
Sulzer AG	6,600	5,260,258
Valora Holding AG	15,600	3,630,809
		71,542,330
United Kingdom—18.8%
Admiral Group PLC	344,800	5,350,052
Amlin PLC	657,900	3,410,954
Barratt Developments PLC	213,320	4,256,229
Bodycote International	696,300	3,095,254
British Airways PLC	943,800 [a]	7,543,000
Burren Energy PLC	289,900	4,566,028
Cattles PLC	733,900	5,216,400
Charter PLC	454,810 [a]	7,261,315
Chemring Group PLC	190,100	5,337,153
Close Brothers Group PLC	375,460	7,171,548
Cookson Group PLC	557,900	5,925,957
Crest Nicholson	435,100	4,413,922
Croda International PLC	677,400	6,472,576
CSR PLC	292,900 [a]	4,621,502
Enterprise Inns PLC	328,700	6,490,653
First Choice Holidays PLC	1,340,414	5,005,162
Greene King Plc	407,223	6,882,660
IG Group Holdings PLC	775,900	3,761,333
Inchcape PLC	739,200	7,246,399
Informa PLC	590,900	5,471,873
International Power PLC	1,400,300	8,203,547
Kier Group PLC	129,310	4,443,662
Michael Page International PLC	930,300	6,699,431
Morgan Sindall PLC	263,300	5,701,911
Persimmon PLC	182,810	4,578,174
Regus Group PLC	1,811,800 [a]	3,603,093

42

				Value ($)
Security			Shares	(Note 1A)

United Kingdom (continued)
Restaurant Group PLC		1,233,714		5,541,942
SIG PLC			287,030	5,270,266
Smith News PLC			459,690 [a]	1,034,633
Speedy Hire PLC			324,630	5,702,420
Tate & Lyle PLC			233,100	3,139,130
The Carphone Warehouse PLC			719,330	4,136,722
Tullow Oil PLC			722,570	5,098,677
United Business Media PLC			363,000	4,501,205
Vedanta Resources PLC			272,000	5,920,861
Victrex PLC			274,490	4,066,434
Viridian Group PLC			161,065	3,228,694
WH Smith PLC			459,690 [a]	3,095,295
Wolfson Microelectronics PLC			596,100 [a]	5,232,729
Wolverhampton & Dudley Brew PLC			166,200	4,479,502
WS Atkins PLC			201,400	3,294,634
			206,472,932
Total COMMON Equities (Cost $842,251,919)			1,059,740,793

PREFERRED STOCKS—2.1%

Fresenius AG			44,300	7,905,142
Henkel KGaA			57,100	7,939,691
Hugo Boss AG			92,000	3,966,304
ProSiebenSat.1 Media AG			134,700	3,731,971
TOTAL PREFERRED STOCKS (Cost $18,226,729)				23,543,108

				Value ($)
Short-Term Investments—0.0%	Rate (%)	Maturity	Par Value ($)	(Note 1A)

U.S. Government—0.0%
U.S. Treasury Bill
(Cost $430,645)	4.80%	12/14/2006	435,000 [c,d]	430,645

The Fund 43

STATEMENT OF INVESTMENTS (continued)
Investment of				Value ($)
Cash Collateral—0.4%	Rate (%)	Maturity	Shares ($)	(Note 1A)

BlackRock Cash Strategies L.L.C.
(Cost $4,925,543)	5.35%		4,925,543 [e]	4,925,543
TOTAL UNAFFILIATED INVESTMENTS
(Cost $865,834,836)			1,088,640,089

Affiliated Investments—0.8%

Dreyfus Institutional Preferred
Plus Money Market Fund
(Cost $8,662,088)	5.32%		8,662,088 [e,f]	8,662,088

TOTAL INVESTMENTS—100.0%
(Cost $874,496,924)			1,097,302,177

OTHER ASSETS, LESS LIABILITIES—0.0%				21,580

NET ASSETS—100.0%			$1,097,323,757

Notes to Schedule of Investments:
[a] Non-income producing security.
[b] Security, or a portion of thereof, was on loan at September 30,2006.
[c] Denotes all or part of security segregated as collateral for futures transactions.
[d] Rate noted is yield to maturity.
[e] Stated rate is the seven day yield for the fund at September 30, 2006.
[f] Affiliated institutional money market fund.

At September 30, 2006, the Portfolio held the following forward foreign currency exchange contracts:

	Local
	Principal	Contract	Value at	USD Amount	Unrealized
Contracts to Receive	Amounts	Value Date	September 30, 2006	to Deliver	Gain($)

Australian Dollar	930,000	10/3/2006	$694,358	$694,358	—

44

Percentage of
Economic Sector Allocation	Net Assets (%)

Consumer Discretionary	17.8%
Consumer Staples	6.4
Energy	4.8
Financials	21.5
Health Care	5.4
Industrials	20.2
Information Technology	6.3
Materials	12.4
Telecommunication Services	1.6
Utilities	2.4
Short-term and Other Assets	1.2
100.0%

The Fund 45

Mellon Institutional Funds Master Portfolio

THE B o s to n Co m p a ny I n te r n a t i o n a l Small Cap Po r tfo l i o

STATEMENT OF ASSETS AND LIABILITIES September 30, 2006

Value

Assets ($):
Investments in securities (Note 1A) (including
securities on loan, valued at $4,698,280 (Note 6))
Unaffiliated issuers, at value (cost $865,834,836)	1,088,640,089
Affiliated issuers, at value (Note 1H) (cost $8,662,088)	8,662,088
Cash	2,788,223
Foreign currency, at value (identified cost, $4,120,004)	4,106,089
Receivable for investments sold	2,888,368
Interest and dividends receivable	2,032,748
Prepaid expenses	14,558
Total assets	1,109,132,163

Liabilities
Payable for investments purchased	6,796,053
Collateral for securities on loan (Note 7)	4,925,543
Accrued accounting, administration and custody fees (Note 2)	54,769
Accrued professional fees	22,231
Accrued trustees' fees and expenses (Note 2)	7,891
Other accrued expenses and liabilities	1,919
Total liabilities	11,808,406

Net Assets (applicable to investors' beneficial interest)	1,097,323,757

The accompanying notes are an integral part of the financial statements.

46

Mellon Institutional Funds Master Portfolio

THE B o s to n Co m p a ny I n te r n a t i o n a l Small Cap Po r tfo l i o

STATEMENT OF OPERATIONS For the Year Ended September 30, 2006
Investment Income (Note 1B) ($):
Dividend income (net of foreign withholding taxes of $1,794,225)	17,374,312
Dividend income from affiliated investments (Note 1H)	786,121
Interest income	464,392
Securitiy lending income (Note 6)	11,878
Total investment Income	18,636,703
Expenses
Investment advisory fee (Note 2)	9,659,458
Accounting, administration and custody fees (Note 2)	633,462
Professional fees	43,909
Trustees' fees and expenses (Note 2)	75,438
Insurance expense	16,931
Miscellaneous expenses	19,421
Total expenses	10,448,619
Net investment income	8,188,084

Realized and Unrealized Gain (Loss) ($):
Net realized gain (loss) on:
Investments	87,176,452
Financial futures transactions	2,181,620
Foreign currency transactions and
forward currency exchange transactions	(137,210)
Net realized gain (loss)	89,220,862
Change in unrealized appreciation (depreciation) on:
Investments	90,754,811
Financial futures contracts	(57,672)
Foreign currency translations and
forward currency exchange contracts	202,475
Change in net unrealized appreciation (depreciation)	90,899,614
Net realized and unrealized gain (loss)	180,120,476
Net Increase in Net Assets from Operations	$188,308,560

The accompanying notes are an integral part of the financial statements.

The Fund 47

M e l l o n I n s t i t u t i o n a l Fu n d s M a s t e r P o r t f o l i o

THE B o s to n Co m p a ny I n te r n a t i o n a l Small Cap Po r tfo l i o

STATEMENT OF CHANGES IN NET ASSETS
	For the	For the
	Year Ended	Year Ended
	September 30, 2006	September 30, 2005

Increase (Decrease) in Net Assets ($):
From Operations
Net investment income (loss)	8,188,084	5,388,858
Net realized gain (loss)	89,220,862	31,357,090
Change in net unrealized
appreciation (depreciation)	90,899,614	99,455,142
Net increase (decrease) in
net assets from operations	188,308,560	136,201,090

Capital Transactions
Contributions	481,080,065	353,355,799
Withdrawals	(229,295,440)	(51,694,287)
Net increase (decrease) in net assets
from capital transactions	251,784,625	301,661,512
Total Increase (Decrease) in Net Assets	440,093,185	437,862,602

Net Assets
At beginning of year	657,230,572	219,367,970
At end of year	$1,097,323,757	$ 657,230,572

The accompanying notes are an integral part of the financial statements.

48

Mellon Institutional Funds Master Portfolio

THE B o s to n Co m p a ny I n te r n a t i o n a l Small Cap Po r tfo l i o

FINANCIAL HIGHLIGHTS
				For the Period
				January 28, 2003
				(commencement
		Year Ended September 30,		of operations) to

	2006	2005	2004	September 30, 2003

Total Return (%) [a]	23.75	40.24	33.42	36.44[b,c]
Ratios/Supplemental Data:
Expenses (to average
daily net assets) †	1.08	1.12	1.20	1.46[d]
Net Investment Income (to
average daily net assets) †	0.85	1.32	1.06	1.29[d]
Portfolio Turnover	65	50	72	46[c]

Net Assets, End of Year
(000's omitted)	1,097,324	657,231	219,368	89,545

† For the periods indicated, the investment adviser voluntarily agreed not to impose all or a portion of its investment advisory fee and/or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken the ratios would have been:
Ratios (to average daily net assets):

Expenses	N/A	N/A	N/A	1.49[d]
Net investment income	N/A	N/A	N/A	1.26[d]
[a] Total return for the Portfolio has been calculated based on the total return for the invested Fund, assuming all distributions were reinvested, and adjusted for the difference in expenses as set out in the notes to the financial
statements.Total return would have been lower in the absence of expense waivers.
[b] Total return would have been lower in the absence of expense waivers.
[c] Not annualized.
[d] Computed on an annualized basis.

The Fund 49

Mellon Institutional Funds Master Portfolio

THE B o s to n Co m p a ny I n te r n a t i o n a l Small Cap Po r tfo l i o

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Organization and Significant Accounting Policies:

Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company International Small Cap Portfolio (the "Portfolio") is a separate diversified investment series of the Portfolio Trust.

The objective of the Portfolio is to achieve long-term growth of capital. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of companies that are located in foreign countries represented in the Citigroup Extended Market Ex-U.S. Index.The Portfolio may invest up to 25% of assets in emerging market countries.

At September 30, 2006, there were two funds,The Boston Company International Small Cap Fund and Dreyfus Premier International Small Cap Fund invested in the Portfolio (the "Funds").The value of the Funds' investment in the Portfolio reflects the Funds' proportionate interests in the net assets of the Portfolio. At September 30, 2006, The Boston Company International Small Cap Fund and the Dreyfus Premier International Small Cap Fund held 69% and 31% interests in the Portfolio, respectively.

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(a) Investment security valuations: Securities are valued at the last sale prices on the exchange or national securities market on which they are primarily traded. Securities not listed on an exchange or

50

national securities market, or securities for which there were no reported transactions, are valued at the last calculated mean price (average of last bid and last offer). Securities that are fixed income securities, other than short-term instruments with less than sixty days remaining to maturity, for which accurate market prices are readily available, are valued at their current market value on the basis of quotations, which may be furnished by a pricing service or dealers in such securities.Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services.

Because foreign markets may be open at different times than the New York Stock Exchange ("NYSE"), the value of the Portfolio's shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect the events that occur after such close but before the close of the NYSE.

If market quotations are not readily available or do not accurately reflect fair value, or the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market) the Portfolio may value its assets by a method the Trustees believe accurately reflects the fair value.The Trustees have adopted fair value pricing procedures, which, among other things, require the Portfolio to fair value such securities if there has been a movement in the U.S. market that exceeds a specified threshold.Although the threshold may be revised from time to time by the Trustees and the number

The Fund 51

NOTES TO FINANCIAL STATEMENTS (continued)

of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices for foreign securities will be used by the Portfolio to a significant extent.

Short-term instruments with less than sixty days remaining to maturity are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

(b) Securities transactions and income: Securities transactions are recorded as of trade date. Interest income is determined on the basis of coupon interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on debt securities with greater than sixty days to maturity. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

(c) Income taxes: The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state

52

income taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue Code) in order for its investors to satisfy them.

Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

(d) Foreign currency transactions: The Portfolio maintains its books and records in U.S. dollars. Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

(e) Foreign Investment risk: There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets.The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

The Fund 53

NOTES TO FINANCIAL STATEMENTS (continued)

(f) Commitments and contingencies: In the normal course of business, the Portfolio may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications.The maximum exposure to the Portfolio under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risks of loss to be remote.

(g) Expenses: The majority of expenses of the Trust or Portfolio Trust are directly identifiable to an individual fund or portfolio. Expenses which are not readily identifiable to a specific fund or portfolio are allocated among the funds of the Trust or the portfolios of the Portfolio Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds or portfolios.

(h) Affiliated issuers: Affiliated issuers are investment companies advised by The Boston Company Asset Management LLC ("TBCAM"), a wholly-owned subsidiary of Mellon Financial Corporation, or its affiliates.

(i) New Accounting Requirements: In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date.At this time, management is evaluating the implications of FIN 48 and its impact, if any, in the financial statements has not yet been determined.

54

NOTE 2—Investment Advisory Fee and Other Transactions With Affiliates:

The investment advisory fee paid to TBCAM for overall investment advisory and administrative services, and general office facilities, is paid monthly at the annual rate of 1.00% of the Portfolio's average daily net assets.

The Portfolio Trust entered into an agreement with Mellon Bank, N.A. ("Mellon Bank"), a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide custody, administration and accounting services for the Portfolio. For these services the Portfolio pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as out-of-pocket expenses. Pursuant to this agreement, the Portfolio was charged $633,462 for the year ended September 30, 2006.

The Portfolio Trust also entered into an agreement with Mellon Bank, to perform certain securities lending activities and to act as the Portfolio's lending agent. Mellon Bank receives an agreed upon percentage of the net lending revenues. Pursuant to this agreement, Mellon Bank earned $5,657, for the year ended September 30, 2006. See Note 6 for further details.

The Trust reimburses Mellon Asset Management for a portion of the salary of the Trust's and Portfolio Trust's Chief Compliance Officer. No other director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Portfolio Trust for serving as an officer or Trustee of the Trust or Portfolio Trust. The Fund and Portfolio Trust pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates (the "Independent Trustees") an annual fee and the Portfolio Trust pays each Independent Trustee a per meeting fee as well as reimbursement for travel and out of pocket

The Fund 55

NOTES TO FINANCIAL STATEMENTS (continued)

expenses. In addition, the Portfolio Trust pays the legal fees for the counsel to the Independent Trustees.

NOTE 3—Purchases and Sales of Investments:

Purchases and proceeds from sales of investments, other than short-term obligations, for the year ended September 30, 2006 were as follows:

	Purchases ($)	Sales ($)

Investments (non-U.S.
Government Securities)	864,334,515	603,065,677

NOTE 4—Federal Taxes:

The cost and unrealized appreciation (depreciation) in value of the investment securities owned at September 30, 2006, as computed on a federal income tax basis, were as follows:

Cost for federal income tax purposes	$874,501,379
Gross Unrealized appreciation	$242,792,887
Gross Unrealized depreciation	(19,992,089)
Net unrealized appreciation (depreciation)	$222,800,798

NOTE 5—Financial Instruments:

In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

The Portfolio may trade the following financial instruments with off-balance sheet risk:

Forward currency exchange contracts

The Portfolio may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency

56

exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Portfolio primarily to protect the value of the Portfolio's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

At September 30, 2006, the Portfolio held foreign currency exchange contracts. See Schedule of Investments for further details.

Futures contracts

The Portfolio may enter into financial futures contracts for the purchase or sale of securities, or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio.There are several risks in connection with the use of futures contracts as a hedging device.The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may also arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to

The Fund 57

NOTES TO FINANCIAL STATEMENTS (continued)

changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

At September 30, 2006, the Portfolio did not hold financial futures contracts.

NOTE 6—Security Lending

The Portfolio may lend its securities to financial institutions which the Portfolio deems to be creditworthy.The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan.The market value of securities loaned is determined daily and any additional required collateral is allocated to the Portfolio on the next business day. For the duration of a loan, the Portfolio receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Portfolio bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Portfolio. In the event of borrower default, the Portfolio generally has the right to use the collateral to offset losses incurred. The Portfolio may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral.The Portfolio also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Portfolio's obligations due on the loans.

The Portfolio loaned securities during the year ended September 30, 2006 and earned interest on the invested collateral of $85,055 of which $73,177 was rebated to borrowers or paid in fees. At September 30, 2006, the Portfolio had securities valued at $4,698,280 on loan. See Schedule of Investments for further detail on the security positions on loan and collateral held.

58

NOTE 7—Line of Credit:

The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Trust are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the committed amount, is allocated ratably among the participating portfolios/funds at the end of each quarter. The Fund/Portfolio also pays an annual renewal fee, computed at a rate of 0.020 of 1% of the committed amount and allocated ratably to the participating funds/portfolios. For the year ended September 30, 2006, the expense allocated to the Portfolio was $9,989.

For the year ended September 30, 2006, the Portfolio had average borrowings outstanding of $2,603,000 on a total of two days and incurred $763 of interest.

The Fund 59

Mellon Institutional Funds Master Portfolio

THE B o s to n Co m p a ny I n te r n a t i o n a l Small Cap Po r tfo l i o

Report of Independent Registered Public Accounting Firm

To the Trustees of Mellon Institutional Funds Master Portfolio and Shareholders of The Boston Company International Small Cap Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Boston Company International Small Cap Portfolio (the "Portfolio") at September 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and the period from January 28, 2003 (commencement of operations) to September 30, 2003, in conformity with accounting principles generally accepted in the United States of America.These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.We believe that our audits, which included confirmation of securities at September 30, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP New York, New York November 17, 2006
60

Mellon Institutional Funds Master Portfolio

THE B o s to n Co m p a ny I n te r n a t i o n a l Small Cap Po r tfo l i o

TRUSTEES AND OFFICERS

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended September 30, 2006.The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

INDEPENDENT TRUSTEES

Samuel C. Fleming (66) Trustee (1986) c/o Decision Resources, Inc., 260 Charles Street,Waltham, MA 02453

Principal Occupation During Past 5 Years:

  Chairman Emeritus, Decision Resources, Inc. ("DRI") (biotechnology research and consulting firm); formerly Chairman of the Board and Chief Executive Officer, DRI

Number of Portfolios in Fund Complex Overseen by Trustee: 32

———————

Caleb Loring III (63) Trustee (1986) c/o Essex Street Associates, P.O. Box 5600, Beverly, MA 01915

Principal Occupation During Past 5 Years:

• Trustee, Essex Street Associates (family investment trust office)

Number of Portfolios in Fund Complex Overseen by Trustee 32

———————

Benjamin M. Friedman (62) Trustee (1989) c/o Harvard University, Littauer Center 127, Cambridge, MA 02138

Principal Occupation During Past 5 Years:

• William Joseph Maier, Professor of Political Economy, Harvard University

Number of Portfolios in Fund Complex Overseen by Trustee: 32

The Fund 61

TRUSTEES AND OFFICERS (continued)

INDEPENDENT TRUSTEES (continued)

John H. Hewitt (71) Trustee (1986)

P.O. Box 2333, New London, NH 03257

Principal Occupation During Past 5 Years:

• Trustee, Mertens House, Inc. (hospice)

Number of Portfolios in Fund Complex Overseen by Trustee: 32

INTERESTED TRUSTEES

Patrick J. Sheppard (41)

Trustee, President and Chief Executive Officer (2003)

The Boston Company Asset Management, LLC, One Boston Place, Boston, MA 02108

Principal Occupation(s) During Past 5 Years:

  President and Chief Operating Officer of The Boston Company Asset Management, LLC; formerly Senior Vice President and Chief Operating Officer, Mellon Asset Management ("MAM") and Vice President and Chief Financial Officer, MAM

Number of Portfolios in Fund Complex Overseen by Trustee: 32

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

Barbara A. McCann (45)

Vice President and Secretary (2003)

Mellon Asset Management, One Boston Place, Boston, MA 02108

Principal Occupation(s) During Past 5 Years:

  Senior Vice President and Head of Operations, Mellon Asset Management ("MAM"); formerly First Vice President, MAM and Mellon Global Investments

———————

Steven M. Anderson (41)

Vice President (1999) and Treasurer (2002)

Mellon Asset Management, One Boston Place, Boston, MA 02108

Principal Occupation(s) During Past 5 Years:

  Vice President and Mutual Funds Controller, Mellon Asset Management; formerly Assistant Vice President and Mutual Funds Controller, Standish Mellon Asset Management Company, LLC
62

PRINCIPAL OFFICERS WHO ARE NOT

TRUSTEES (continued)

Denise B. Kneeland (55) Assistant Vice President (1996)

Mellon Asset Management, One Boston Place, Boston, MA 02108

Principal Occupation(s) During Past 5 Years:

  Vice President and Manager, Mutual Funds Operations, Mellon Asset Management; formerly Vice President and Manager, Mutual Fund Operations, Standish Mellon Asset Management Company, LLC

———————

Cara E. Hultgren (35)

Assistant Vice President (2001)

Mellon Asset Management, One Boston Place, Boston, MA 02108

Principal Occupation(s) During Past 5 Years:

  Assistant Vice President and Manager of Compliance , Mellon Asset Management ("MAM"); formerly Manager of Shareholder Services, MAM, and Shareholder Representative, Standish Mellon Asset Management Company, LLC

———————

Mary T. Lomasney (49)

Chief Compliance Officer (2005)

Mellon Asset Management, One Boston Place, Boston, MA 02108

Principal Occupation(s) During Past 5 Years:

  First Vice President, Mellon Asset Management and Chief Compliance Officer, Mellon Funds Distributor, L.P. and Mellon Optima L/S Strategy Fund, LLC; formerly Director, Blackrock, Inc., Senior Vice President, State Street Research & Management Company ("SSRM"), and Vice President, SSRM

The Fund 63

NOTES

For	More	Information

Dreyfus Premier
International Small Cap Fund
200 Park Avenue
New York, NY 10166

Investment Advisor
(to the Master Portfolio)
The Boston Company
Asset Management, LLC
Mellon Financial Center
One Boston Place
Boston, MA 02108

Administrator
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian and Sub-Administrator
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2006, is available at http://www.dreyfus.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2006 Dreyfus Service Corporation

Save time. Save paper. View your next shareholder report online as soon as it's available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It's simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund's Expenses
8	Comparing Your Fund's Expenses
With Those of Other Funds
9	Statement of Assets and Liabilities
11	Statement of Operations
12	Statements of Changes in Net Assets
14	Financial Highlights
19	Notes to Financial Statements
28	Report of Independent Registered
Public Accounting Firm
29	Important Tax Information
30	Proxy Results
31	Board Members Information
34	Officers of the Fund
36	Portfolio Information (Master Portfolio)
37	Schedule of Investments (Master Portfolio)
43	Statement of Assets and Liabilities
(Master Portfolio)
44	Statement of Operations (Master Portfolio)
45	Statements of Changes in Net Assets
(Master Portfolio)
46	Financial Highlights (Master Portfolio)
47	Notes to Financial Statements (Master Portfolio)
54	Report of Independent Registered
Public Accounting Firm (Master Portfolio)
55	Trustees and Officers (Master Portfolio)

FOR MORE INFORMATION

Back Cover

Dreyfus Premier
Small Cap Equity Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Premier Small Cap Equity Fund, covering the 12-month period from October 1, 2005, through September 30, 2006.

After more than two years of steady and gradual increases, the Federal Reserve Board (the "Fed") held short-term interest rates unchanged at its meetings in August and September.The Fed has indicated that the U.S. economy has moved to a slower-growth phase of its cycle, as evidenced by softening housing markets in many regions of the United States.Yet, energy prices have moderated from record highs, calming fears that the economy may fall into a full-blown recession.

Most sectors of the U.S. stock market rallied in the wake of the Fed's announcement, while the Dow Jones Industrial Average approached its all-time high, set more than six years ago. Recently, for the first time in several years, large-cap stocks generally have produced higher returns than their small-cap counterparts, which some analysts believe may signify a fundamental shift in investors' attitudes toward risk.As always, we encourage you to talk with your financial advisor to ensure that your portfolio remains properly diversified across all investment types based on your current financial needs and future investment goals.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund's portfolio managers.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Joseph M. Corrado, CFA, and Stephanie K. Brandaleone, CFA, Portfolio Managers The Boston Company Asset Management, LLC, Investment Adviser

How did Dreyfus Premier Small Cap Equity Fund perform relative to its benchmark?

For the 12-month period ended September 30, 2006, the fund produced total returns of 12.15% for its Class A Shares, 11.33% for its Class B Shares, 11.26% for its Class C shares, 12.43% for its Class R shares and 11.88% for its Class T shares.1 In comparison, the fund's benchmark, the Russell 2000 Value Index, produced a total return of 14.01% for the same period.2

Although small-cap stocks posted attractive returns for the reporting period overall, market conditions weakened during the spring of 2006 when concerns about inflation and future economic growth intensi-fied.The fund's returns trailed the benchmark, primarily due to individual disappointments in the information technology, materials and industrials sectors.

What is the fund's investment approach?

The fund seeks long-term growth of capital.The fund is a "feeder fund" that invests all of its assets in a "master" portfolio known as The Boston Company Small Cap Value Portfolio, which is a series of the Mellon Institutional Funds Master Portfolio. The fund (as used herein, "fund" refers to the Dreyfus fund and the Master Portfolio) invests, under normal circumstances,at least 80% of its assets in the stocks of small-cap U.S. companies, and may invest up to 15% of its assets in foreign companies.

We employ a value-based investment style, in which we seek to identify companies with stocks trading at prices below what we believe to be their intrinsic values.We measure value by evaluating each company's valuation multiples (price/earnings, price/sales, price/cash flow), current competitive position and expected business growth relative to its industry.

We focus primarily on individual stock selection instead of trying to predict which industries or sectors will perform best.The stock selec-

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

tion process is designed to produce a diversified portfolio of companies that we believe are undervalued relative to expected business growth, with the presence of a catalyst (such as a corporate restructuring, change in management or spin-off) that will trigger a price increase.

What other factors influenced the fund's performance?

During the reporting period's first half, robust economic growth and low inflation helped support small-cap stock prices. However, investors grew more risk-averse during the second half, when signs of accelerating inflation and slower economic growth began to emerge.As a result, small-cap stocks gave back some of their previous gains. Fortunately, inflationary pressures appeared to wane during the summer, sparking a market rally that favored value-oriented stocks.

The fund participated in most of the market's gains, deriving particularly strong returns from the energy sector. We focused primarily on energy services companies that benefited from rising crude oil and natural gas prices for much of the reporting period.Winners included Tetra Technologies, Veritas DGC and Global Industries. Although falling commodity prices eroded energy stock prices during the third quarter of 2006, we had pared back the fund's exposure to the sector, helping to reduce the impact on the fund's performance.

The fund's returns also received strong contributions from its holdings in the financials sector, where brokerage firms Piper Jaffray Cos., Raymond James Financial, Inc. and Knight Capital Group, Inc. benefited from higher levels of trading and investment banking activity. In addition, the fund's holdings of thrifts and mortgage finance companies fared well. The consumer staples sector was an area of emphasis for the fund that was driven higher by several packaged foods providers, including Sanderson Farms, Lance Inc., and Ralcorp Holdings, as investors increasingly turned to companies that tend to produce consistent earnings under a variety of economic conditions.

Success in these areas was offset by disappointments in others. Despite an overweighted position in the information technology sector, the fund did not participate fully in the sector's gains due to lagging results from communications equipment providers such as network security company SafeNet, which encountered earnings deterioration among

4

other issues. Some of the fund's application software holdings missed their earnings targets, including EPIQ Systems, PLATO Learning, Inc. and Motive, Inc. In the materials sector, the fund did not participate as heavily as the benchmark in gains among steel companies, and its chemicals holdings lagged the benchmark as one company announced a questionable acquisition and the portfolio lacked exposure to the specialty chemicals group, which was the best performing segment within chemicals for the benchmark. Finally, the fund's investments in the industrials sector were undermined by company-specific issues affecting some aerospace and defense contractors.

What is the fund's current strategy?

We have continued to employ our bottom-up security selection strategy, which recently has identified a number of value-oriented opportunities in the health care and technology sectors. Although we have continued to find pockets of opportunity among energy companies, we recently reduced the fund's exposure to the sector to a slightly overweighted position. We have found relatively few companies meeting our investment criteria in the financials and consumer discretionary sectors, areas that could be hurt by deteriorating credit conditions and slower consumer spending, respectively, in a slower-growth economic environment.

October 16, 2006
The investment adviser to the master portfolio is The Boston Company Asset Management,
LLC, an affiliate of Dreyfus.
[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and
Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect until November 30, 2006. Had these expenses not been absorbed, the fund's returns would have been lower.
Part of the fund's recent performance is attributable to positive returns from its initial public offering (IPO) investments. There can be no guarantee that IPOs will have or continue to have a positive effect on the fund's performance.
[2]	SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain distributions.The Russell 2000 Value Index is an unmanaged index which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

The Fund 5

FUND PERFORMANCE (Unaudited)

† Source: Lipper Inc.

Past performance is not predictive of future performance.

Part of the fund's recent performance is attributable to positive returns from its initial public offering (IPO) investments. There can be no guarantee that IPOs will have or continue to have a positive effect on fund performance. Currently, the fund is relatively small in asset size. IPOs tend to have a reduced effect on performance as a fund's asset base grows. The above graph compares a $10,000 investment made in Class A, Class B, Class C, Class R and Class T shares of Dreyfus Premier Small Cap Equity Fund on 2/1/00 (inception date) to a $10,000 investment made in the Russell 2000 Value Index (the "Index") on that date. Performance for each share class will vary from the performance of the fund's other share classes due to differences in charges and expenses.All dividends and capital gain distributions are reinvested. The fund invests its assets in a "master portfolio" that has the same investment objective and policies as the fund.This is known as a master/feeder arrangement.The fund did not have its own performance as of 1/31/03.The performance information above represents the performance of the master portfolio (which reflects the performance of its predecessor fund) and the expenses of the master portfolio's predecessor fund through January 31, 2003, and the fund's performance thereafter.The master portfolio's predecessor fund contributed all of its assets to the master portfolio before the fund commenced investment operations on 2/3/03. 2/1/00 represents the inception date of the master portfolio's predecessor fund. Performance figures for the master portfolio's predecessor fund have not been adjusted to reflect the fund's operating expenses; if these expenses had been reflected, such performance would have been lower.

The fund's performance shown in the line graph takes into account the maximum initial sales charges on Class A and Class T shares and all other applicable fees and expenses on all classes.The Index is an unmanaged index which measures the performance of those Russell 2000 companies with lower price to book ratios and lower forecasted growth values.The Index does not take into account charges, fees and other expenses which can contribute to the Index potentially outperforming or underperforming the fund. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

Average Annual Total Returns as of 9/30/06

	Inception			From
	Date	1 Year	5 Years	Inception

Class A shares
with maximum sales charge (5.75%)	2/1/00	5.71%	17.38%	17.45%
without sales charge	2/1/00	12.15%	18.78%	18.50%
Class B shares
with applicable redemption charge †	2/1/00	7.33%	17.92%	18.09%
without redemption	2/1/00	11.33%	18.12%	18.09%
Class C shares
with applicable redemption charge ††	2/1/00	10.26%	18.10%	17.98%
without redemption	2/1/00	11.26%	18.10%	17.98%
Class R shares	2/1/00	12.43%	19.00%	18.66%
Class T shares
with applicable sales charge (4.5%)	2/1/00	6.85%	17.46%	17.50%
without sales charge	2/1/00	11.88%	18.54%	18.31%

Past performance is not predictive of future performance.The fund's performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for class B shares assumes the conversion of Class B shares to Class A shares at the end of the sixth year following the date of purchase.

†	The maximum contingent deferred sales charge for Class B shares is 4%. After six years Class B shares convert to
Class A shares.
††	The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

The Fund 7

UNDERSTANDING YOUR FUND'S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund's prospectus or talk to your financial adviser.

Review your fund's expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier Small Cap Equity Fund from April 1, 2006 to September 30, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended September 30, 2006
	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 †	$ 6.71	$ 10.45	$ 10.40	$ 5.46	$ 7.96
Ending value (after expenses)	$998.00	$994.00	$993.60	$999.00	$996.70

COMPARING YOUR FUND'S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC's method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended September 30, 2006

	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 †	$ 6.78	$ 10.56	$ 10.50	$ 5.52	$ 8.04
Ending value (after expenses)	$1,018.35	$1,014.59	$1,014.64	$1,019.60	$1,017.10

† Expenses are equal to the fund's annualized expense ratio of 1.34% for Class A, 2.09% for Class B, 2.08% for
Class C, 1.09% for Class R and 1.59% for Class T multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

8

Dreyfus Premier Stock Funds
Dreyfus Premier Small Cap Equity	Fu n d

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2006

		Value

Assets ($):
Investment in The Boston Company Small Cap Value
Portfolio (Portfolio), at value (Note 1A)		69,661,703
Receivable from administrator (Note 2)		15,124
Receivable for Fund shares sold		400,477
Prepaid expenses		29,091
		70,106,395

Liabilities ($):
Payable for Fund shares redeemed		47,026
Accrued transfer agent fees		8,845
Accrued professional fees		19,467
Accrued registration fees		10,710
Accrued distribution fees		8,644
Accrued shareholder service fees		11,160
Other accrued expenses and liabilities		9,572
		115,424

Net Assets ($)		69,990,971

Composition of Net Assets ($):
Paid-in capital		66,290,813
Accumulated net realized gain		1,430,756
Net unrealized appreciation		2,269,402

Net Assets ($)		69,990,971

Net Assets Attributable to ($):
Class A		41,006,139
Class B		3,154,921
Class C		11,042,216
Class R		14,338,649
Class T		449,046

The Fund 9

Dreyfus Premier Stock Funds
Dreyfus Premier S m a l l	Cap	Equity	Fu n d

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2006 (continued)

				Value

Shares of beneficial shares outstanding:
Class A				1,345,035
Class B				106,476
Class C				373,007
Class R				466,023
Class T				14,885

Net Asset Value Per Share ($):
(Net Assets/Shares outstanding)
Class A				30.49
Class B				29.63
Class C				29.60
Class R				30.77
Class T				30.17

The accompanying notes are an integral part of the financial statements

10

Dreyfus Premier Stock Funds
Dreyfus Premier Small Cap Equity	Fu n d

STATEMENT OF OPERATIONS
Year Ended September 30, 2006

		Value

Investment Income (Note 1B) ($):
Dividend income allocated from Portfolio
(net of foreign withholding taxes of $110)		475,634
Interest and securities lending income allocated from Portfolio		140,412
Expenses allocated from Portfolio		(396,195)
Net investment income allocated from Portfolio		219,851
Expenses:
Professional fees		25,063
Registration fees		88,575
Directors' fees and expenses		6,742
Distribution fees (Note 2b)		71,542
Shareholder servicing costs (Note 2c)		83,066
Administration fees (Note 2c)		46,041
Transfer agent fees (Note 2c)		47,226
Prospectus and shareholders' reports		14,039
Miscellaneous		11,881
Total Expenses		394,175
Less—reimbursement of Fund operating expenses (Note 2a)		(130,297)
Net Expenses		263,878
Investment (Loss)—Net		(44,027)

Realized and Unrealized Gain (Loss) ($):
Net realized gain (loss) allocated from Portfolio on:
Investment securities and futures transactions		2,447,427
Change in unrealized appreciation (depreciation) allocated from Portfolio on:
Investment securities and futures transactions		1,613,790
Net Realized and Unrealized Gain (Loss) on Investments		4,061,217
Net Increase in Net Assets from Operations		4,017,190

The accompanying notes are an integral part of the financial statements

The Fund 11

Dreyfus Premier Stock Funds
Dreyfus Premier Small Cap	Equity Fu n d

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	September 30, 2006	September 30, 2005

Operations ($):
Increase (Decrease) in Net Assets
From Operations:
Net investment (loss)	(44,027)	(53,198)
Net realized gain (loss)	2,447,427	1,761,592
Change in net unrealized
appreciation (depreciation)	1,613,790	439,551
Net Increase (Decrease) in
Net Assets from Operations	4,017,190	2,147,945

Dividend to Shareholders from ($):
From net realized gains on investments:
Class A	(337,127)	(223)
Class B	(48,840)	(53)
Class C	(105,287)	(69)
Class R	(284,352)	(1)
Class T	(7,114)	(6)
Total Dividends	(782,720)	(352)

Fund Share (Principle) Transactions (Note 4) ($):
Net proceeds from sale of shares:
Class A	30,264,976	8,882,901
Class B	1,804,953	1,137,637
Class C	7,934,977	3,172,208
Class R	3,449,880	12,862,472
Class T	242,417	228,128

12

	Year Ended	Year Ended
	September 30, 2006	September 30, 2005

Fund Share (Principle) Transactions
(Note 4) ($) (continued):
Dividends reinvested:
Class A	267,559	223
Class B	41,106	17
Class C	52,196	55
Class R	284,352	1
Class T	3,933	6
Cost of shares redeemed:
Class A	(3,657,971)	(1,417,297)
Class B	(602,014)	(457,542)
Class C	(976,840)	(490,238)
Class R	(3,085,957)	(442,030)
Class T	(86,167)	(59,668)
Net Increase (Decrease) in Net Assets
from Capital Transactions	35,937,400	23,416,873
Total Increase (Decrease) in Net Assets	39,171,870	25,564,466

Net Assets ($):
Beginning of period	30,819,101	5,254,635
End of period	69,990,971	30,819,101
Undistibuted investment income—net	—	104

The accompanying notes are an integral part of the financial statements

The Fund 13

Dreyfus Premier Stock Funds
Dreyfus Premier	S m a l l	Cap	Equity	Fu n d
FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during the period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund's financial statements.

		Year Ended September 30,

Class A Shares	2006	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	27.89	23.32	18.48	14.00
Investment Operations:
Net Investment income (loss) † b	.00[c]	(.07)	(.08)	(.05)
Net realized and unrealized
gain on investments	3.31	4.64	5.38	4.53
Total from investment operations	3.31	4.57	5.30	4.48
Distributions:
Dividends from net realized
gains on investments	(.71)	(.00)[c]	(.46)	—
Net asset value, end of period	30.49	27.89	23.32	18.48

Total Return (%)	12.15[d]	19.60[d]	29.07[d]	32.00[d,e]

Ratio/Supplemental Data (%):
Expenses (to average daily net assets) †	1.35	1.35	1.34	.89[e]
Net investment income (loss)
(to average daily net assets) †	.01	(.26)	(.37)	(.29)[e]

Net Assets, end of period ($ X 1,000)	41,006	12,568	3,636	146

† The expense ratio includes those expenses allocated from the portfolio in which the fund is invested. For the period indicated, the administrator agreed to reimburse the Fund for all or a portion of its operating expense. If this action had not been taken, the investment income (loss) per share and ratios would have been:

Net investment income (loss) per share ($) [b]	(.07)	(.33)	(1.13)	(21.53)
Ratios (to average daily net assets) (%):
Expenses	1.60	2.30	6.56	121.07[e]
Net investment income (loss)	(.24)	(1.21)	(5.59)	(120.47)[e]
[a] From February 1, 2003 (commencement of operations) to September 30, 2003.
[b] Calculated based on average shares outstanding.
[c] Amount represents less than $.01 per share.
[d] Total return would have been lower in the absence of expense waivers and was calculated exclusive of sales charge.
[e] Not annualized.
The accompanying notes are an integral part of the financial statements.

14

		Year Ended September 30,

Class B Shares	2006	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	27.32	23.01	18.39	14.00
Investment Operations:
Net Investment (loss) † b	(.22)	(.27)	(.22)	(.13)
Net realized and unrealized
gain on investments	3.24	4.58	5.30	4.52
Total from investment operations	3.02	4.31	5.08	4.39
Distributions:
Dividends from net realized
gains on investments	(.71)	(.00)[c]	(.46)	—
Net asset value, end of period	29.63	27.32	23.01	18.39

Total Return (%)	11.33[d]	18.74[d]	27.99[d]	31.36[d,e]

Ratio/Supplemental Data (%):
Expenses (to average daily net assets) †	2.10	2.10	2.09	1.39[e]
Net investment (loss)
(to average daily net assets) †	(.77)	(1.03)	(1.12)	(.79)[e]

Net Assets, end of period ($ X 1,000)	3,155	1,754	851	48

† The expense ratio includes those expenses allocated from the portfolio in which the fund is invested. For the period indicated, the administrator agreed to reimburse the Fund for all or a portion of its operating expense. If this action had not been taken, the investment income (loss) per share and ratios would have been:

Net investment income (loss) per share ($) [b]	(.33)	(.56)	(1.27)	(20.36)
Ratios (to average daily net assets) (%):
Expenses	2.46	3.22	7.31	121.56[e]
Net investment income (loss)	(1.13)	(2.15)	(6.34)	(120.96)[e]
[a] From February 1, 2003 (commencement of operations) to September 30, 2003.
[b] Calculated based on average shares outstanding.
[c] Amount represents less than $.01 per share.
[d] Total return would have been lower in the absence of expense waivers and was calculated exclusive of sales charge.
[e] Not annualized.
The accompanying notes are an integral part of the financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)
		Year Ended September 30,

Class C Shares	2006	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	27.32	23.02	18.39	14.00
Investment Operations:
Net Investment (loss)† b	(.21)	(.28)	(.22)	(.13)
Net realized and unrealized
gain on investments	3.20	4.58	5.31	4.52
Total from investment operations	2.99	4.30	5.09	4.39
Distributions:
Dividends from net realized gains on investments	(.71)	(.00)[c]	(.46)	—
Net asset value, end of period	29.60	27.32	23.02	18.39

Total Return (%)	11.26[d]	18.68[d]	28.05[d]	31.36[d,e]

Ratio/Supplemental Data (%):
Expenses (to average daily net assets) †	2.10	2.10	2.09	1.38[e]
Net investment (loss)
(to average daily net assets) †	(.75)	(1.03)	(1.12)	(.79)[e]

Net Assets, end of period ($ X 1,000)	11,042	3,659	690	48

† The expense ratio includes those expenses allocated from the portfolio in which the fund is invested. For the period indicated, the administrator agreed to reimburse the Fund for all or a portion of its operating expense. If this action had not been taken, the investment income (loss) per share and ratios would have been:

Net investment income (loss) per share ($) [b]	(.32)	(.56)	(1.27)	(20.89)
Ratios (to average daily net assets) (%):
Expenses	2.46	3.15	7.31	121.56[e]
Net investment income (loss)	(1.11)	(2.08)	(6.34)	(120.97)[e]
[a] From February 1, 2003 (commencement of operations) to September 30, 2003.
[b] Calculated based on average shares outstanding.
[c] Amount represents less than $.01 per share.
[d] Total return would have been lower in the absence of expense waivers and was calculated exclusive of sales charge.
[e] Not annualized.
The accompanying notes are an integral part of the financial statements.

16

		Year Ended September 30,

Class R Shares	2006	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	28.07	23.42	18.52	14.00
Investment Operations:
Net Investment income (loss) † b	.06	.07	(.03)	(.02)
Net realized and unrealized
gain on investments	3.35	4.58	5.39	4.54
Total from investment operations	3.41	4.65	5.36	4.52
Distributions:
Dividends from net realized
gains on investments	(.71)	(.00)[c]	(.46)	—
Net asset value, end of period	30.77	28.07	23.42	18.52

Total Return (%)	12.43[d]	19.86[d]	29.33[d]	32.22[d,e]

Ratio/Supplemental Data (%):
Expenses (to average daily net assets) †	1.10	1.10	1.09	.73[e]
Net investment income (loss)
(to average daily net assets)†	.21	.24	(.12)	(.13)[e]

Net Assets, end of period ($ X 1,000)	14,339	12,575	14	8

† The expense ratio includes those expenses allocated from the portfolio in which the fund is invested. For the period indicated, the administrator agreed to reimburse the Fund for all or a portion of its operating expense. If this action had not been taken, the investment income (loss) per share and ratios would have been:

Net investment income (loss) per share ($) [b]	(.02)	(.20)	(1.12)	(19.34)
Ratios (to average daily net assets) (%):
Expenses	1.35	1.97	6.31	120.90[e]
Net investment income (loss)	(.05)	(.63)	(5.34)	(120.30)[e]
[a] From February 1, 2003 (commencement of operations) to September 30, 2003.
[b] Calculated based on average shares outstanding.
[c] Amount represents less than $.01 per share.
[d] Total return would have been lower in the absence of expense waivers and was calculated exclusive of sales charge.
[e] Not annualized.
The accompanying notes are an integral part of the financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)
		Year Ended September 30,

Class T Shares	2006	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	27.67	23.21	18.45	14.00
Investment Operations:
Net Investment (loss) † b	(.08)	(.14)	(.13)	(.07)
Net realized and unrealized
gain on investments	3.29	4.60	5.35	4.52
Total from investment operations	3.21	4.46	5.22	4.45
Distributions:
Dividends from net realized
gains on investments	(.71)	(.00)[c]	(.46)	—
Net asset value, end of period	30.17	27.67	23.21	18.45

Total Return (%)	11.88[d]	19.22[d]	28.67[d]	31.79[d,e]

Ratio/Supplemental Data (%):
Expenses (to average daily net assets) †	1.60	1.60	1.59	1.06[e]
Net investment (loss)
(to average daily net assets) †	(.26)	(.53)	(.62)	(.46)[e]

Net Assets, end of period ($ X 1,000)	449	264	64	8

† The expense ratio includes those expenses allocated from the portfolio in which the fund is invested. For the period indicated, the administrator agreed to reimburse the Fund for all or a portion of its operating expense. If this action had not been taken, the investment income (loss) per share and ratios would have been:

Net investment income (loss) per share ($) [b]	(.33)	(.39)	(1.18)	(19.36)
Ratios (to average daily net assets) (%):
Expenses	2.46	2.86	6.81	121.24[e]
Net investment income (loss)	(1.12)	(1.44)	(5.84)	(120.64)[e]
[a] From February 1, 2003 (commencement of operations) to September 30, 2003.
[b] Calculated based on average shares outstanding.
[c] Amount represents less than $.01 per share.
[d] Total return would have been lower in the absence of expense waivers and was calculated exclusive of sales charge.
[e] Not annualized.
The accompanying notes are an integral part of the financial statements.

18

Dreyfus Premier Stock Funds
D rey f u s	P re m i e r Small Cap	Equity	Fu n d
N O T E S T O	F I N A N C I A L S TAT E M E N T S

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Small Cap Equity Fund (the "Fund") is a separate diversified portfolio of Dreyfus Premier Stock Funds (the "Company") which is registered under the Investment Company Act of 1940 (the "1940 Act"), as an open-end management investment company and operates as a series company currently offering one series.The Fund's investment objective seeks to provide investors with long-term capital growth.The Dreyfus Corporation (the "Manager" or "Dreyfus") serves as the Fund's administrator. Dreyfus is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon Financial").

The Fund is a "feeder fund" that invests all of its investable assets in a "master" portfolio known as The Boston Company Small Cap Value Portfolio (the "Portfolio"), a series of the Mellon Institutional Funds Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust and which has the same investment objective as the Fund. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of small cap U.S. companies. The Boston Company Asset Management LLC ("TBCAM"), a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of Dreyfus, is the investment adviser to the Portfolio. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 11.5% at September 30, 2006).The performance of the Fund is directly affected by the performance of the Portfolio.The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of Dreyfus, is the distributor of the Fund's shares.The Fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class B, Class C, Class R and Class T. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a

The Fund 19

N O T E S T O F I N A N C I A L S TAT E M E N T S (continued)

contingent deferred sales charge ("CDSC") imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC on Class C shares redeemed within one year of purchase and Class R shares are sold at net asset value per share only to institutional investors. Other differences among the classes include the services offered to, and the expenses borne by, each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Effective on March 1, 2006, Class A shares of the Fund may be purchased at net asset value ("NAV") without payment of a sales charge:

  By qualified investors who (i) purchase Class A shares directly through the Distributor, and (ii) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account directly through the Distributor in a Dreyfus-managed fund, including the fund, or a Founders-managed fund since on or before February 28, 2006.
  With the cash proceeds from an investor's exercise of employmentrelated stock options, whether invested in the fund directly or indirectly through an exchange from a Dreyfus-managed money market fund, provided that the proceeds are processed through an entity that has entered into an agreement with the Distributor specifically relating to processing stock options. Upon establishing the account in the fund or the Dreyfus-managed money market fund, the investor and the investor's spouse and minor children become eligible to purchase Class A shares of the fund at NAV, whether or not using the proceeds of the employment-related stock options.
  By members of qualified affinity groups who purchase Class A shares directly through the Distributor, provided that the qualified affinity group has entered into an affinity agreement with the Distributor.
20

Effective on March 1, 2006, Class A and Class T shares of the Fund may be purchased at NAV without payment of a sales charge:

  For Dreyfus-sponsored IRA "Rollover Accounts" with the distribution proceeds from qualified and non-qualified retirement plans or a Dreyfus-sponsored 403(b)(7) plan, provided that, in the case of a qualified or non-qualified retirement plan, the rollover is processed through an entity that has entered into an agreement with the Distributor specifically relating to processing rollovers. Upon establishing the Dreyfus-sponsored IRA rollover account in the fund, the shareholder becomes eligible to make subsequent purchases of Class A or Class T shares of the fund at NAV in such account.

Effective June 1, 2006, the Fund no longer offers Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Fund's financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates and assumptions.Actual results could differ from those estimates and affect the reported amounts and disclosures in the financial statements.

In the normal course of business, the fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the fund under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. However, based on experience, the fund expects the risks of loss to be remote.

The Fund 21

N O T E S T O F I N A N C I A L S TAT E M E N T S (continued)

(a) Investment security valuations: The Fund records its investment in the Portfolio at value.The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

(b) Securities transactions and investment income: Securities transactions are recorded as of the trade date. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all accrued expenses of the Fund determined in accordance with U.S. generally accepted accounting principles. All realized and unrealized gains and losses of the Portfolio are allocated pro rata among the investors in the Portfolio.

(c) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from net investment income and from net realized capital gain, if any, are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio.

(d) Allocation of operating activity: The majority of expenses of the Portfolio Trust are directly identifiable to an individual portfolio comprising the Portfolio Trust. Expenses which are not readily identifiable to a specific portfolio are allocated, taking into consideration, among other things, the nature and type of expense and the relative size of the portfolios.

Investment income, common expenses and realized and unrealized gains and losses are allocated among the share classes of the Fund based on the relative net assets of each class. Distribution fees and shareholder servicing fees, which are directly attributable to a class of the Fund's shares, are charged to that class' operations.

22

(e) Federal income taxes: The Fund intends to qualify as a "regulated investment company", if such qualification is in the best interest of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48,"Accounting for Uncertainty in Income Taxes -an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date.At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

As of September 30, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed capital gains	$943,253
Undistributed ordinary income	$532,208

See corresponding master portfolio for tax basis unrealized appreciation/(depreciation) information.

The tax character of distributions paid to shareholders during the fiscal periods ended September 30, 2006 and September 30, 2005, respectively, were as follows: ordinary income $90,662 and $0 and capital gains $692,058 and $352.

During the period ended September 30, 2006, as a result of permanent book to tax differences, the fund increased accumulated undistributed investment income-net by $43,923, decreased accumulated net real-

The Fund 23

N O T E S T O F I N A N C I A L S TAT E M E N T S (continued)

ized gains by $1,004,456 and increased paid-in capital by $960,533. Net assets were not affected by this reclassification.

NOTE 2 —Investment Advisory Fee and Other Transactions With Affiliates:

(a)The Fund does not directly pay any investment advisory fees,but indirectly bears its pro rata share of the compensation paid by the Portfolio to TBCAM for such services. See Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the Portfolio, until November 30, 2006, so that fund expenses (excluding Rule 12b-1 distribution plan fees, shareholder services plan fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.10% of average net assets. Pursuant to this expense limitation, for the period ended September 30, 2006, Dreyfus voluntarily reimbursed the Fund in the amount of $130,297 for its operating expenses.

(b) Under a Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the 1940 Act, the Fund pays the Distributor for distributing its Class B, Class C and Class T shares at an annual rate of .75 of 1% of the value of the average daily net assets of Class B and Class C shares and .25 of 1% of the value of the average daily net assets of Class T shares. During the period ended September 30, 2006, Class B, Class C and Class T shares were charged $18,961, $51,668 and $913, respectively, pursuant to the Plan.

During the period ended September 30, 2006, the Fund was advised that the Distributor retained $324 and $708 from commissions earned on sales of Class A and Class T shares, respectively, and $9,125 and $2,142 from contingent deferred sales charges on redemptions of the Fund's Class B and Class C shares, respectively.

(c) Under the Shareholder Services Plan, the Fund pays the Distributor as to Class A, Class B, Class C and Class T shares, at an annual rate of .25

24

of 1% of the value of the average daily net assets of the shares for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended March 31, 2006, Class A, Class B, Class C and Class T shares were charged $58,610, $6,320, $17,223 and $913, respectively, pursuant to the Shareholder Services Plan.

The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended September 30, 2006, the Fund was charged $47,226 pursuant to the transfer agency agreement.

The Fund compensates Mellon Bank, N.A., an affiliate of Dreyfus, under an agreement for providing personnel and facilitates to perform accounting and administration services for the Fund at an annual rate of .10% of the value of the Fund's average daily net assets. During the period ended September 30, 2006, the Fund was charged $46,041 pursuant to an administration service fee agreement..

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Investment Transactions:

Increases and decreases in the Fund's investment in the Portfolio for the period ended September 30, 2006 aggregated $44,038,454 and $9,410,469, respectively.

The Fund 25

N O T E S T O F I N A N C I A L S TAT E M E N T S (continued)

NOTE 4—Capital Share Transactions:
	Year Ended	Year Ended
	September 30, 2006	September 30, 2005

Class A: †
Shares sold	1,008,279	349,810
Dividends reinvested	9,772	9
Shares redeemed	(123,674)	(55,044)
Net increase	894,377	294,775
Class B: †
Shares sold	61,737	45,186
Dividends reinvested	1,536	1
Shares redeemed	(20,994)	(17,954)
Net increase	42,279	27,233
Class C:
Shares sold	271,117	123,477
Dividends reinvested	1,951	2
Shares redeemed	(33,999)	(19,520)
Net increase	239,069	103,959
Class R:
Shares sold	115,641	463,177
Dividends reinvested	10,310	—
Shares redeemed	(107,891)	(15,830)
Net increase	18,060	447,347
Class T:
Shares sold	8,148	9,021
Dividends reinvested	145	—
Shares redeemed	(2,910)	(2,233)
Net increase	5,352	6,788

†	During the period ended September 30, 2006, 4984 Class B shares representing $143,888 were automatically converted to 4,860 Class A shares and during the period ended September
30, 2005, 5,363 Class B shares representing $138,793 were automatically converted to 5,265
Class A shares.

26

At September 30, 2006, three shareholders of record held approximately 65% of the total outstanding shares of the Fund. Investment activities of these shareholders could have a material impact on the Fund.

The Fund 27

Dreyfus Premier Stock Funds
Dreyfus Premier	S m a l l	Cap	Equity	Fu n d

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Directors of Dreyfus Premier Stock Funds and the Shareholders of Dreyfus Premier Small Cap Equity Fund:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dreyfus Premier Small Cap Equity Fund (the "Fund") at September 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and the period from February 1, 2003 (commencement of operations) to September 30, 2003, in conformity with accounting principles generally accepted in the United States of America.These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements,assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.We believe that our audits, which included agreement of the amount of investment in the Portfolio at September 30, 2006 to the Portfolio's records, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP New York, New York November 17, 2006
28

IMPORTANT TAX INFORMATION (Unaudited)

For Federal tax purposes the Fund hereby designates 96% of the ordinary dividends paid during the fiscal year ended September 30, 2006 as qualifying for the corporate dividends received deduction. Also certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $657,485 represents the maximum amount that may be considered qualified dividend income. Shareholders will receive notification in January 2007 of the percentage applicable to the preparation of their 2006 income tax returns.Also, the Fund designates $.6195 per share as a long-term capital gain distribution of the $.7080 per share paid on December 20, 2005.

The Fund 29

PROXY RESULTS (Unaudited)

Dreyfus Premier Stock Funds held a special meeting of shareholders on September 20, 2006. Shareholders voted on the election of four additional Trustees and the voting results were as follows:

		Shares

	Votes For	Authority Withheld

Gordon J. Davis	17,900,828	156,946
Joni Evans	17,896,019	161,755
Arnold S. Hiatt	17,890,554	167,220
Burton N. Wallack	17,899,732	158,042

Each nominee was elected by shareholders to serve as a Trustee commencing no later than January 1, 2007.

30

Dreyfus Premier Stock Funds

Dreyfus Premier Small Cap Equity

Fund

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (62) Chairman of the Board (2003)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee

Other Board Memberships and Affiliations:

  The Muscular Dystrophy Association, Director
  Levcor International, Inc., an apparel fabric processor, Director
  Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
  The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
  Sunair Services Corporation, engaging in the design, manufacture and sale of high frequency systems for long-range voice and data communications, as well as providing certain outdoor-related services to homes and businesses, Director

No. of Portfolios for which Board Member Serves: 189

———————

David W. Burke (70) Board Member (2003)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee.

Other Board Memberships and Affiliations:

  John F. Kennedy Library Foundation, Director
  U.S.S. Constitution Museum, Director

No. of Portfolios for which Board Member Serves: 80

———————

William Hodding Carter III (71) Board Member (2003)

Principal Occupation During Past 5 Years:

  Professor of Leadership & Public Policy, University of North Carolina, Chapel Hill (January 1, 2006-present)
  President and Chief Executive Officer of the John S. and James L. Knight Foundation (February 1, 1998-February 1, 2006)

Other Board Memberships and Affiliations:

  The Century Foundation, Emeritus Director
  The Enterprise Corporation of the Delta, Director

No. of Portfolios for which Board Member Serves: 12

The Fund 31

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Ehud Houminer (66) Board Member (2003)

Principal Occupation During Past 5 Years:

• Executive-in-Residence at the Columbia Business School, Columbia University

Other Board Memberships and Affiliations:
  Avnet Inc., an electronics distributor, Director
  International Advisory Board to the MBA Program School of Management, Ben Gurion University, Chairman
  Explore Charter School, Brooklyn, NY,Trustee
No. of Portfolios for which Board Member Serves: 60

———————

Richard C. Leone (66) Board Member (2003)
Principal Occupation During Past 5 Years:

  President of The Century Foundation (formerly,The Twentieth Century Fund, Inc.), a tax exempt research foundation engaged in the study of economic, foreign policy and domestic issues
Other Board Memberships and Affiliations:
  The American Prospect, Director
  Center for American Progress, Director
No. of Portfolios for which Board Member Serves: 12

———————

Hans C. Mautner (68) Board Member (2003)
Principal Occupation During Past 5 Years:

  President—International Division and an Advisory Director of Simon Property Group, a real estate investment company (1998-present)
  Director and Vice Chairman of Simon Property Group (1998-2003)
  Chairman and Chief Executive Officer of Simon Global Limited (1999-present)
Other Board Memberships and Affiliations:
  Capital and Regional PLC, a British co-investing real estate asset manager, Director
  Member Board of Managers of: Mezzacappa Long/Short Fund LLC
No. of Portfolios for which Board Member Serves: 12
32

Robin A. Melvin (43) Board Member (2003)
Principal Occupation During Past 5 Years:
  Director, Boisi Family foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances

No. of Portfolios for which Board Member Serves: 12

———————

John E. Zuccotti (69) Board Member (2003)

Principal Occupation During Past 5 Years:
  Chairman of Brookfield Financial Properties, Inc.
  Senior Counsel of Weil, Gotshal & Manges, LLP
  Chairman of the Real Estate Board of New York
Other Board Memberships and Affiliations:
  Emigrant Savings Bank, Director
  Wellpoint, Inc., Director
  Visiting Nurse Service of New York, Director
  Columbia University,Trustee
  Doris Duke Charitable Foundation,Trustee
No. of Portfolios for which Board Member Serves: 12

———————

Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund's Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

The Fund 33

Dreyfus Premier Stock Funds

Dreyfus Premier Small Cap Equity Fund

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since April 2000.

Chairman of the Board and Chief Executive Officer of the Manager, and an officer of 90 investment companies (comprised of 189 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 61 years old and has been an employee of the Manager since May 1995.

MARK N. JACOBS, Vice President since April 2000.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. He is 60 years old and has been an employee of the Manager since June 1977.

MICHAEL A. ROSENBERG, Vice President and Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Associate General Counsel and Assistant Secretary of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. She is 50 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. She is 43 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since February 1991.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since April 1985.

34

ERIK D. NAVILOFF, Assistant Treasurer since August 2005.

Senior Accounting Manager – Taxable Fixed Income Funds of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Manager since November 1992.

ROBERT ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since October 1988.

ROBERT SVAGNA, Assistant Treasurer since December 2002.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since November 1990.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Manager since April 1991.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (91 investment companies, comprised of 205 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon's Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 49 years old and has served in various capacities with the Manager since 1980, including manager of the firm's Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since October 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 87 investment companies (comprised of 201 portfolios) managed by the Manager. He is 36 years old and has been an employee of the Distributor since October 1998.

The Fund 35

Mellon Institutional Funds Master Portfolio

The Boston Company Small Cap Value Portfolio

PORTFOLIO INFORMATION as of September 30, 2006 (Unaudited)
			Percentage of
Top Ten Holdings†	Sector		Investments (%)

Ralcorp Holdings, Inc.	Consumer Staples		1.9
Option Care, Inc.	Health Care		1.5
Universal Compression Holdings, Inc.	Energy		1.4
BankAtlantic Bancorp, Inc.	Financials		1.4
AGCO Corp.	Industrials		1.3
Shaw Group, Inc.	Industrials		1.3
Longs Drug Stores Corp.	Consumer Staples		1.3
Regis Corp.	Consumer Discretionary		1.3
Esterline Technologies Corp.	Industrials		1.3
Piper Jaffray Companies, Inc.	Financials		1.2
			13.9

† Excludes short-term securities and cash collateral investments.

	Percentage of
Economic Sector Allocation †	Net Assets (%)

Consumer Discretionary		12.4
Consumer Staples		6.9
Energy		5.2
Financials		22.4
Health Care		8.0
Industrials		19.3
Information Technology		16.5
Materials		5.5
Telecommunications Services		0.8
Utilities		1.7
Short-term and other Assets		1.3
		100.0

The Boston Company Small Cap Value Fund invests all of its investable assets in an interest of The Boston Company Small Cap Value Portfolio (See Note 1 of the Fund's Notes to Financial Statements).The Portfolio is actively managed. Current holdings may be different than those presented above.

36

Mellon Institutional Funds Master Portfolio

The Boston Company Small Cap Value Portfolio

SCHEDULE OF INVESTMENTS September 30, 2006
		Value ($)
Security	Shares	(Note 1A)

UNAFFILIATED INVESTMENTS—118.4%
EQUITIES—98.7%
Consumer Discretionary—12.4%
Aeropostale, Inc.	61,800[a]	1,806,414
Asbury Automotive Group, Inc.	90,700[b]	1,868,420
Big 5 Sporting Goods Corp.	258,894[b]	5,902,783
CEC Entertainment, Inc.	73,500[a]	2,315,985
Charming Shoppes, Inc.	363,400[a,b]	5,189,352
Courier Corp.	79,030	2,935,174
Cox Radio, Inc., Class A Shares	316,800[a]	4,862,880
Entercom Communications Corp.	168,500[b]	4,246,200
Gentex Corporation	259,800[b]	3,691,758
Hot Topic, Inc.	232,900[a,b]	2,594,506
Jos A Bank Clothiers, Inc.	169,200[a,b]	5,069,232
Kenneth Cole Productions, Class A Shares	134,000[b]	3,265,580
Keystone Automotive Industries, Inc.	114,700[a]	4,360,894
Lin TV Corp.	388,410[a,b]	3,021,830
Matthews International Corp., Class A	81,100[b]	2,985,291
New York & Company, Inc.	180,900[a]	2,366,172
Red Lion Hotels Corp.	93,900[a]	1,010,364
Regis Corp.	208,800[b]	7,485,480
Ruby Tuesday	88,446[b]	2,493,293
Tenneco, Inc.	134,800[a]	3,152,972
Zale Corp.	164,100[a,b]	4,552,134
		75,176,714
Consumer Staples—6.9%
BJ'S Wholesale Club, Inc.	230,000[a,b]	6,711,400
Casey's General Stores, Inc.	238,500[b]	5,311,395
J & J Snack Food Corp.	65,000[b]	2,021,500
Lance, Inc.	115,300[b]	2,538,906
Longs Drug Stores Corp.	164,400	7,564,044
Ralcorp Holdings, Inc.	229,400[b]	11,063,962
Sanderson Farms, Inc.	173,600[b]	5,617,696
The Boston Beer Co., Inc.	36,400[a]	1,195,740
		42,024,643

The Fund 37

STATEMENT OF INVESTMENTS (continued)
		Value ($)
Security	Shares	(Note 1A)

Energy—5.2%
CARBO Ceramics, Inc.	63,800[b]	2,298,714
Dril-Quip, Inc.	33,400[a]	2,260,512
Foundation Coal Holdings, Inc.	113,100[b]	3,661,047
Global Industries, Ltd.	157,500[a,b]	2,450,700
Oil States International, Inc.	157,300[a,b]	4,325,750
Tetra Technologies	138,800[a]	3,353,408
Universal Compression Holdings, Inc.	155,500[a,b]	8,311,475
Veritas DGC, Inc.	77,200[a,b]	5,081,304
		31,742,910
Financials—22.4%
Alabama National Bancorp/Del	51,800[b]	3,535,350
American Financial Realty Trust REIT	314,900[b]	3,514,284
Annaly Capital Management, Inc.	470,200	6,178,428
Aspen Insurance Holdings Ltd	205,100	5,297,733
Assured Guaranty Ltd	198,700	5,152,291
BankAtlantic Bancorp, Inc.	570,200	8,108,244
Capital Trust, Inc., Class A REIT	93,400[b]	3,804,182
CBRE Realty Finance, Inc.	108,760[a]	1,658,590
Citizens Banking Corp.	146,800[b]	3,854,968
Cowen Group, Inc.	49,800[a]	787,338
Crystal River Capital, Inc.	80,600[b]	1,844,128
Education Realty Trust, Inc. REIT	311,246[b]	4,593,991
Financial Federal Corp.	206,950[b]	5,546,260
First Potomac Realty Trust REIT	121,900[b]	3,683,818
First Republic Bank	110,400[b]	4,698,624
Firstmerit Corp.	196,200[b]	4,545,954
Flushing Financial Corp.	135,900[b]	2,378,250
Horace Mann Educators Corp.	164,600	3,165,258
Innkeepers USA Trust REIT	253,900[b]	4,136,031
Jones Lang Lasalle	64,200[b]	5,487,816
KMG America Corp.	94,196[a]	692,341
Lasalle Hotel Properties	99,100[b]	4,294,994
Lexington Corporate Properties Trust REIT	189,400[b]	4,011,492
Mission West Properties REIT	208,000	2,373,280
Pacific Capital BanCorp	44,900	1,210,953

38

		Value ($)
Security	Shares	(Note 1A)

Financials (continued)
Piper Jaffray Companies, Inc.	116,400[a]	7,056,168
Provident Bankshares Corp.	81,800	3,030,690
Provident Financial Services, Inc.	112,700[b]	2,086,077
Redwood Trust, Inc. REIT	105,400[b]	5,308,998
Security Capital Assurance Ltd.	128,980[a]	3,089,071
South Financial Group, Inc.	165,600	4,310,568
Sterling Bancshares, Inc.	186,000[b]	3,766,500
Sterling Financial Corp.	98,200	3,184,626
Strategic Hotels and Resorts, Inc.	159,300	3,166,884
Triad Guaranty, Inc.	129,400[a,b]	6,621,398
		136,175,578
Health Care—8.0%
Amedisys, Inc.	121,200[a,b]	4,808,004
K-V Pharmaceutical Co., Class A	122,564[a,b]	2,904,767
Lifepoint Hospitals, Inc.	123,900[a,b]	4,376,148
Magellan Health Services, Inc.	127,700[a,b]	5,440,020
Medical Action Industries, Inc.	89,900[a,b]	2,417,411
Option Care, Inc.	650,700[b]	8,712,873
Pediatrix Medical Group, Inc.	107,500[a]	4,902,000
Phase Forward, Inc.	406,800[a,b]	4,857,192
Providence Service Corp.	102,100[a,b]	2,816,939
RehabCare Group, Inc.	122,800[a]	1,608,680
Res-Care, Inc.	278,500[a]	5,595,065
		48,439,099
Industrials—19.3%
Adesa, Inc.	197,800	4,571,158
AGCO Corp.	314,200[a,b]	7,964,970
Bowne & Co., Inc.	270,000	3,855,600
Casella Waste Systems, Inc.	210,900[a,b]	2,180,706
Central Parking Corp.	253,600[b]	4,184,400
Clean Harbors, Inc.	156,600[a,b]	6,819,930
Comfort Systems USA, Inc.	112,100[b]	1,284,666
Corrections Corp. of America	86,750[a]	3,751,938
Electro Rent Corporation	89,600[b]	1,524,096
Enersys	83,200[a,b]	1,334,528

The Fund 39

STATEMENT OF INVESTMENTS (continued)
		Value ($)
Security	Shares	(Note 1A)

Industrials (continued)
Esterline Technologies Corp.	221,300[a]	7,471,088
Granite Construction, Inc.	72,400[b]	3,862,540
GSI Group, Inc.	191,633[a]	1,791,769
II-VI, Inc.	159,805[a]	3,982,341
Infrasource services, Inc.	210,900[a,b]	3,701,295
Insituform Technologies, Inc.	104,421[a]	2,535,342
Labor Ready	220,700[a]	3,515,751
Laidlaw International, Inc.	165,700[b]	4,528,581
LECG Corp.	309,100[a,b]	5,798,716
McGrath Rentcorp.	157,900[b]	4,042,240
Pike Electric Corp.	221,600[a]	3,301,840
School Specialty, Inc.	152,400[a,b]	5,378,196
Shaw Group, Inc.	331,200[a]	7,829,568
The Brink's Co.	69,400[b]	3,682,364
Toro Co.	138,500[b]	5,840,545
United Rentals, Inc.	191,500[a,b]	4,452,375
United Stationers, Inc.	78,000	3,627,780
Waste Connections, Inc.	114,400[a,b]	4,336,904
		117,151,227
Information Technology—16.5%
Actel Corp.	192,100[a,b]	2,987,155
Avid Technology, Inc.	117,400[a,b]	4,275,708
Brocade Communications Systems, Inc.	464,500[a,b]	3,279,370
Cirrus Logic, Inc.	342,400[a,b]	2,496,096
Comtech Telecommunications Corp.	183,800[a,b]	6,153,624
CSG Systems International , Inc.	203,000[a,b]	5,365,290
Electronics for Imaging, Inc.	189,700[a]	4,340,336
Emulex Corp.	289,000[a]	5,251,130
Epicor Software Corp.	238,600[a]	3,128,046
EPIQ Systems, Inc.	161,500[a,b]	2,375,665
FEI Co.	232,500[a]	4,908,075
Foundry Networks, Inc.	421,000[a,b]	5,536,150
Hutchinson Technology, Inc.	125,700[a,b]	2,643,471

40

		Value ($)
Security	Shares	(Note 1A)

Information Technology (continued)
Micrel, Inc.	262,300 [a]	2,515,457
MKS Instruments, Inc.	64,221 [a]	1,304,329
Net Gear, Inc.	241,700 [a,b]	4,976,603
NIC, Inc.	516,000 [a]	2,657,400
Palm, Inc.	80,500 [a,b]	1,172,080
Perot Systems Corp., Class A	400,900 [a,b]	5,528,411
Powerwave Technologies, Inc.	180,452 [a]	1,371,435
Progress Software Corp.	141,600 [a]	3,681,600
SI International, Inc.	158,200 [a,b]	5,059,236
Sybase, Inc.	197,000 [a,b]	4,775,280
Symmetricom, Inc.	330,000 [a,b]	2,663,100
Tekelec	227,900 [a,b]	2,953,584
Tibco Software, Inc.	383,700 [a]	3,445,626
WebEx Communications, Inc.	142,200 [a,b]	5,548,644
		100,392,901
Materials—5.5%
AMCOL International Corp.	111,900 [b]	2,787,429
Compass Minerals International, Inc.	118,300 [b]	3,349,073
FMC Corp.	79,500	5,093,565
Glatfelter	224,900 [b]	3,047,395
Metal Management, Inc.	175,000 [b]	4,872,000
Neenah Paper, Inc.	118,000	4,039,140
RTI International Metals, Inc.	108,700 [a,b]	4,737,146
Schweitzer-Mauduit International, Inc.	121,700	2,309,866
Wausau Paper Corp.	217,000 [b]	2,929,500
		33,165,114
Telecommunication Services—0.8%
Cincinnati Bell, Inc.	1,038,000 [a]	5,003,160
Utilities—1.7%
El Paso Electric Co.	194,400 [a,b]	4,342,896
PNM Resources, Inc.	216,200 [b]	5,960,632
		10,303,528
Total Equities (Cost $564,073,040)		599,574,874

The Fund 41

STATEMENT OF INVESTMENTS (continued)
			Par	Value ($)
Short-Term Investments—0.1%	Rate (%)	Maturity	Value ($)	(Note 1A)

U.S. Government—0.1%
U.S. Treasury Bill (Cost $767,242)	4.80	12/14/2006 775,000 [c,d]		767,242

INVESTMENT OF
	CASH COLLATERAL—19.6%		Shares

BlackRock Cash Strategies L.L.C.
(Cost $119,213,787)	5.35		119,213,787 [e] 119,213,787
TOTAL UNAFFILIATED INVESTMENTS
(Cost $684,054,069)				719,555,903

AFFILIATED INVESTMENTS—2.5%

Dreyfus Institutional Preferred
Plus Money Market Fund
(Cost $14,960,206)	5.32			14,960,206 [e,f] 14,960,206

TOTAL INVESTMENTS—120.9% (Cost $699,014,275)				734,516,109
LIABILITIES IN EXCESS OF OTHER ASSETS—(20.9)%				(126,803,093)
NET ASSETS—100%				607,713,016

Notes to Schedule of Investments:
REIT—Real Estate Investment Trust
[a] Non-income producing security
[b]	Security, or a portion of thereof, was on loan at September 30, 2006.
[c] Rate noted is yield to maturity.
[d]	Denotes all or part of security pledged as collateral.
[e]	Stated rate is the seven day yield for the fund at September 30, 2006.
[f]	Affiliated institutional money market fund.

At September 30, 2006, the Portfolio held the following futures contracts:

	Expiration		Underlying Face	Unrealized
Contract	Position	Date	Amount at Value ($)	Gain ($)

Russell 2000 Index (14 Contracts)	Long 12/14/2006		5,003,250	121,387

42

Mellon Institutional Funds Master Portfolio

The Boston Company Small Cap Value Portfolio

STATEMENT OF ASSETS AND LIABILITIES September 30, 2006

Value

Assets ($):
Investments in securities (Note 1A) (including
securities on loan, valued at $112,922,624 (Note 6)):
Unaffiliated issuers, at value (cost $684,054,069)	719,555,903
Affiliated issuers, at value (Note 1F) (cost $14,960,206)	14,960,206
Receivable for investments sold	4,325,669
Interest and dividends receivable	708,135
Prepaid expenses	5,390
Total assets	739,555,303

Liabilities ($):
Collateral for securities on loan (Note 6)	119,213,787
Payable for investments purchased	12,550,747
Payable for variation margin on open futures contracts (Note 5)	37,100
Accrued professional fees	18,322
Accrued accounting, administration and custody fees (Note 2)	16,243
Accrued trustees' fees and expenses (Note 2)	5,863
Other accrued expenses and liabilities	225
Total liabilities	131,842,287

Net Assets (applicable to investors' beneficial interest) ($)	607,713,016

The accompanying notes are an integral part of the financial statements.

The Fund 43

Mellon Institutional Funds Master Portfolio

The Boston Company Small Cap Value Portfolio

STATEMENT OF OPERATIONS For the Year Ended September 30, 2006
Investment Income (Note 1B) ($):
Dividend income (net of foreign withholding taxes of $830)	3,908,703
Dividend income from affiliated Investments (Note 1F)	1,034,862
Interest income	28,051
Security lending income (Note 6)	84,077
Total investment Income	5,055,693
Expenses
Investment advisory fee (Note 2)	2,997,416
Accounting, administration and custody fees (Note 2)	163,579
Professional fees	33,031
Trustees' fees and expenses (Note 2)	33,705
Insurance expense	13,850
Miscellaneous expenses	5,074
Total expenses	3,246,655
Net investment income	1,809,038

Realized and Unrealized Gain (Loss) ($):
Net realized gain (loss) on:
Investments	20,726,220
Financial futures transactions	715,316
Net realized gain (loss)	21,441,536
Change in unrealized appreciation (depreciation) on:
Investments	15,709,451
Financial futures contracts	92,556
Change in net unrealized appreciation (depreciation)	15,802,007
Net realized and unrealized gain (loss)	37,243,543
Net Increase in Net Assets from Operations	39,052,581

The accompanying notes are an integral part of the financial statements.

44

Mellon Institutional Funds Master Portfolio

The Boston Company Small Cap Value Portfolio

STATEMENT OF CHANGES IN NET ASSETS
	For the	For the
	Year Ended	Year Ended
	September 30, 2006	September 30, 2005

Increase (Decrease) in Net Assets ($):
From Operations
Net investment income (loss)	1,809,038	226,171
Net realized gain (loss)	21,441,536	14,244,903
Change in net unrealized
appreciation (depreciation)	15,802,007	8,955,116
Net increase (decrease) in
net assets from operations	39,052,581	23,426,190

Capital Transactions ($):
Contributions	427,309,889	158,240,730
Withdrawals	(78,684,651)	(27,943,665)
Net increase (decrease) in net assets
from capital transactions	348,625,238	130,297,065
Total Increase (Decrease) in Net Assets	387,677,819	153,723,255

Net Assets ($):
At beginning of year	220,035,197	66,311,942
At end of year	607,713,016	220,035,197

The accompanying notes are an integral part of the financial statements.

The Fund 45

Mellon Institutional Funds Master Portfolio

The Boston Company Small Cap Value Portfolio

FINANCIAL HIGHLIGHTS
				For the Period
				January 28, 2003
				(commencement
	Year Ended September 30,			of operations) to

	2006	2005	2004	September 30, 2003

Total Return (%) [a]	12.50	21.45	30.07	29.85[b]
Ratios/Supplemental Data (%):
Expenses (to average daily net assets) †	0.86	0.94	1.03	1.10[c]
Net Investment Income
(to average daily net assets) †	0.48	0.19	(0.10)	(0.07)[c]
Portfolio Turnover	60	70	123	102[b]

Net Assets, End of Year
(000's omitted) ($)	607,713	220,035	66,312	45,373

† For the periods indicated, the investment adviser voluntarily agreed not to impose all or a portion of its investment advisory fee and/ or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the ratios would have been:
Ratios (to average daily net assets) (%):

Expenses	N/A	N/A	N/A	1.10[c]
Net investment income	N/A	N/A	N/A	(0.07)[c]
[a] Total return for the Portfolio has been calculated based on the total return for the invested Fund, assuming all distributions were reinvested, and adjusted for the difference in expenses as set out in the notes to the financial
statements.Total return would have been lower in the absence of expense waivers.
[b] Not annualized.
[c] Computed on an annualized basis.

46

Mellon Institutional Funds Master Portfolio

The Boston Company Small Cap Value Portfolio

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Organization and Significant Accounting Policies:

Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company.The Boston Company Small Cap Value Portfolio (the "Portfolio"), is a separate diversified investment series of the Portfolio Trust.

The objective of the Portfolio is to achieve long-term growth of capital. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of small cap U.S. companies.

At September 30, 2006, there were two funds,The Boston Company Small Cap Value Fund and Dreyfus Premier Small Cap Equity Fund invested in the Portfolio (the "Funds").The value of the Funds' investment in the Portfolio reflects the Funds' proportionate interests in the net assets of the Portfolio. At September 30, 2006, The Boston Company Small Cap Value Fund and the Dreyfus Premier Small Cap Equity Fund held 89% and 11% interests in the Portfolio, respectively.

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(a) Investment security valuations: Securities are valued at the last sale prices on the exchange or national securities market on which they are primarily traded. Securities not listed on an exchange or national securities market, or securities for which there were no reported transactions, are valued at the last calculated mean price (average of last bid and last offer). Securities that are fixed income securities, other than short-

The Fund 47

NOTES TO FINANCIAL STATEMENTS (continued)

term instruments with less than sixty days remaining to maturity, for which accurate market prices are readily available, are valued at their current market value on the basis of quotations, which may be furnished by a pricing service or dealers in such securities. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services.

Short-term instruments with less than sixty days remaining to maturity are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

(b) Securities transactions and income: Securities transactions are recorded as of trade date. Interest income is determined on the basis of coupon interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on debt securities with greater than sixty days to maturity when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

(c) Income taxes: The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state income taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated

48

investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue Code) in order for its investors to satisfy them.

(d) Commitments and contingencies: In the normal course of business, the Portfolio may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications.The maximum exposure to the Portfolio under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risks of loss to be remote.

(e) Expenses: The majority of expenses of the Trust or Portfolio Trust are directly identifiable to an individual fund or portfolio. Expenses which are not readily identifiable to a specific fund or portfolio are allocated among the funds of the Trust or the portfolios of the Portfolio Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds or portfolios.

(f) Affiliated issuers: Affiliated issuers are investment companies advised by The Boston Company Asset Management LLC ("TBCAM"), a wholly-owned subsidiary of Mellon Financial Corporation,or its affiliates.

(g) New Accounting Requirements: In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes an Interpretation of FASB Statement No.109"(the "Interpretation").The Interpretation establishes for all entities, including pass-through entities such as the Portfolio, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date.

The Fund 49

NOTES TO FINANCIAL STATEMENTS (continued)

At this time, management is evaluating the implications of FIN 48 and its impact, if any, in the financial statements has not yet been determined.

NOTE 2—Investment Advisory and Other Transactions With Affiliates:

The investment advisory fee paid to TBCAM for overall investment advisory, administrative services, and general office facilities, is paid monthly at the annual rate of 0.80% of the Portfolio's average daily net assets.

The Portfolio Trust entered into an agreement with Mellon Bank, N.A. ("Mellon Bank"), a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide custody, administration and accounting services for the Portfolio. For these services the Portfolio pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as out-of-pocket expenses. Pursuant to this agreement the Portfolio was charged $163,579 for the year ended September 30, 2006.

The Portfolio Trust also entered into an agreement with Mellon Bank to perform certain securities lending activities and to act as the Portfolio's lending agent. Mellon Bank receives an agreed upon percentage of the net lending revenues. Pursuant to this agreement, Mellon Bank earned $36,639 for the year ended September 30, 2006. See Note 6 for further details.

The Trust reimburses Mellon Asset Management for a portion of the salary of the Trust's and Portfolio Trust's Chief Compliance Officer. No other director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Portfolio Trust for serving as an officer or Trustee of the Trust or Portfolio Trust. The Fund and Portfolio Trust pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates (the "Independent Trustees") an annual fee and the Portfolio Trust pays each Independent Trustee a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the counsel to the Independent Trustees.

50

NOTE 3—Purchases and Sales of Investments:

Purchases and proceeds from sales of investments, other than short-term obligations, for the year ended September 30, 2006 were as follows:

	Purchases ($)	Sales ($)

Investments (non-U.S.
Government Securities)	572,139,893	218,335,949

NOTE 4—Federal Taxes:

The cost and unrealized appreciation (depreciation) in value of the investment securities owned at September 30, 2006, as computed on a federal income tax basis, were as follows:

Cost for federal income tax purposes	$700,836,275
Gross Unrealized appreciation	$47,401,672
Gross Unrealized depreciation	(12,216,650)
Net unrealized appreciation (depreciation)	$35,185,022

NOTE 5—Financial Instruments:

In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

The Portfolio may trade the following financial instruments with off-balance sheet risk:

Futures contracts

The Portfolio may enter into financial futures contracts for the purchase or sale of securities, or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the

The Fund 51

NOTES TO FINANCIAL STATEMENTS (continued)

Portfolio.There are several risks in connection with the use of futures contracts as a hedging device.The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may also arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

At September 30, 2006, the Portfolio held open financial futures contracts. See Schedule of Investments for further details.

NOTE 6—Security Lending:

The Portfolio may lend its securities to financial institutions which the Portfolio deems to be creditworthy.The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan.The market value of securities loaned is determined daily and any additional required collateral is allocated to the Portfolio on the next business day. For the duration of a loan, the Portfolio receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Portfolio bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Portfolio. In the event of borrower default, the Portfolio generally has the right to use the collateral to offset losses incurred. The Portfolio may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral.

52

The Portfolio loaned securities during the year ended September 30, 2006 and earned interest on the invested collateral of $1,699,163 of which $1,615,086 was rebated to borrowers or paid in fees. At September 30, 2006, the Portfolio had securities valued at $112,922,624 on loan. See Schedule of Investments for further detail on the security positions on loan and collateral held.

NOTE 7—Line of Credit:

The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Trust are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the committed amount, is allocated ratably among the participating portfolios/funds at the end of each quarter.The Fund/Portfolio also pays an annual renewal fee, computed at a rate of 0.020 of 1% of the committed amount and allocated ratably to the participating funds/portfolios. For the year ended September 30, 2006, the expense allocated to the Portfolio was $2,541.

During the year ended September 30, 2006, the Fund did not borrow from the line of credit.

The Fund 53

Mellon Institutional Funds Master Portfolio

The Boston Company Small Cap Value Portfolio

Report of Independent Registered Public Accounting Firm

To the Trustees of Mellon Institutional Funds Master Portfolio and Investors of The Boston Company Small Cap Value Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Boston Company Small Cap Value Portfolio (the "Portfolio") at September 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and the period from January 28, 2003 (commencement of operations) to September 30, 2003, in conformity with accounting principles generally accepted in the United States of America.These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.We believe that our audits, which included confirmation of securities at September 30, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP New York, New York November 17, 2006
54

Mellon Institutional Funds Master Portfolio

The Boston Company Small Cap Value Portfolio

TRUSTEES AND OFFICERS

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended September 30, 2006.The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

INDEPENDENT TRUSTEES

Samuel C. Fleming (66) Trustee (1986) c/o Decision Resources, Inc., 260 Charles Street,Waltham, MA 02453

Principal Occupation During Past 5 Years:

  Chairman Emeritus, Decision Resources, Inc. ("DRI") (biotechnology research and consulting firm); formerly Chairman of the Board and Chief Executive Officer, DRI

Number of Portfolios in Fund Complex Overseen by Trustee: 32

———————

Caleb Loring III (63) Trustee (1986) c/o Essex Street Associates, P.O. Box 5600, Beverly, MA 01915

Principal Occupation During Past 5 Years:

• Trustee, Essex Street Associates (family investment trust office)

Number of Portfolios in Fund Complex Overseen by Trustee 32

———————

Benjamin M. Friedman (62) Trustee (1989) c/o Harvard University, Littauer Center 127, Cambridge, MA 02138

Principal Occupation During Past 5 Years:

• William Joseph Maier, Professor of Political Economy, Harvard University

Number of Portfolios in Fund Complex Overseen by Trustee: 32

INDEPENDENT TRUSTEES (continued)

The Fund 55

TRUSTEES AND OFFICERS (continued)

John H. Hewitt (71) Trustee (1986)

P.O. Box 2333, New London, NH 03257

Principal Occupation During Past 5 Years:

• Trustee, Mertens House, Inc. (hospice)

Number of Portfolios in Fund Complex Overseen by Trustee: 32

INTERESTED TRUSTEES

Patrick J. Sheppard (41)

Trustee, President and Chief Executive Officer (2003)

The Boston Company Asset Management, LLC, One Boston Place, Boston, MA 02108

Principal Occupation(s) During Past 5 Years:

  President and Chief Operating Officer of The Boston Company Asset Management, LLC; formerly Senior Vice President and Chief Operating Officer, Mellon Asset Management ("MAM") and Vice President and Chief Financial Officer, MAM

Number of Portfolios in Fund Complex Overseen by Trustee: 32

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

Barbara A. McCann (45)

Vice President and Secretary (2003)

Mellon Asset Management, One Boston Place, Boston, MA 02108

Principal Occupation(s) During Past 5 Years:

  Senior Vice President and Head of Operations, Mellon Asset Management ("MAM"); formerly First Vice President, MAM and Mellon Global Investments

———————

Steven M. Anderson (41)

Vice President (1999) and Treasurer (2002)

Mellon Asset Management, One Boston Place, Boston, MA 02108

Principal Occupation(s) During Past 5 Years:

  Vice President and Mutual Funds Controller, Mellon Asset Management; formerly Assistant Vice President and Mutual Funds Controller, Standish Mellon Asset Management Company, LLC
56

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES (continued)

Denise B. Kneeland (55) Assistant Vice President (1996)

Mellon Asset Management, One Boston Place, Boston, MA 02108

Principal Occupation(s) During Past 5 Years:

  Vice President and Manager, Mutual Funds Operations, Mellon Asset Management; formerly Vice President and Manager, Mutual Fund Operations, Standish Mellon Asset Management Company, LLC

———————

Cara E. Hultgren (35)

Assistant Vice President (2001)

Mellon Asset Management, One Boston Place, Boston, MA 02108

Principal Occupation(s) During Past 5 Years:

  Assistant Vice President and Manager of Compliance , Mellon Asset Management ("MAM"); formerly Manager of Shareholder Services, MAM, and Shareholder Representative, Standish Mellon Asset Management Company, LLC

———————

Mary T. Lomasney (49)

Chief Compliance Officer (2005)

Mellon Asset Management, One Boston Place, Boston, MA 02108

Principal Occupation(s) During Past 5 Years:

  First Vice President, Mellon Asset Management and Chief Compliance Officer, Mellon Funds Distributor, L.P. and Mellon Optima L/S Strategy Fund, LLC; formerly Director, Blackrock, Inc., Senior Vice President, State Street Research & Management Company ("SSRM"), and Vice President, SSRM

The Fund 57

For	More	Information

Dreyfus Premier
Small Cap Equity Fund
200 Park Avenue
New York, NY 10166

Investment Advisor
(to the Master Portfolio)
The Boston Company
Asset Management, LLC
Mellon Financial Center
One Boston Place
Boston, MA 02108

Custodian and Sub Administrator
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2006, is available at http://www.dreyfus.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2006 Dreyfus Service Corporation

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that Richard Leone, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Richard Leone is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $46,400 in 2005 and $49,000 in 2006.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2005 and $0 in 2006.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2005 and $0 in 2006.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $16,500 in 2005 and $17,600 in 2006. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $0 in 2005 and $0 in 2006.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2005 and $0 in 2006.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee were $0 in 2005 and $0 in 2006.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $75,000 in 2005 and $90,000 in 2006.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence.

Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments.
Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the

Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Stock Funds

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	November 28, 2006

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	November 28, 2006

EXHIBIT INDEX

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)